                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-5485
                                    --------

                                   Atlas Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          794 Davis Street, San Leandro, California             94577-6900
--------------------------------------------------------------------------------
           (Address of principal executive offices)             (Zip code)

     W. Lawrence Key, President, Atlas Funds, 794 Davis Street, San Leandro,
                              California 94577-6900
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (510) 297-7444
                                                    --------------

Date of fiscal year end:  12/31/2004
                          ----------

Date of reporting period:  06/30/2004
                           ----------

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The semi-annual report for the period January 1, 2004 through June 30, 2004 is filed herewith.

TABLE OF CONTENTS

Letter from the Chairman of the Board and Chief Executive Officer             2

Atlas Stock and Bond Fund Total Returns                                       5

Statements of Investments in Securities and Net Assets                        6

Statements of Assets and Liabilities                                         40

Statements of Operations                                                     42

Statements of Changes in Net Assets                                          44

Financial Highlights                                                         48

Notes to Financial Statements                                                56

S&P 500 Index Master Portfolio                                               70

This material must be preceded or accompanied by a prospectus containing more complete information including all charges and expenses that apply to an ongoing investment. To obtain a prospectus consult your Atlas Representative, call 1-800-933-ATLAS, or go to www.atlasfunds.com to download an Atlas Funds prospectus online. Please read the material carefully before you invest. DISTRIBUTED BY ATLAS SECURITIES, INC.

Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  NOT FDIC INSURED - NOT A DEPOSIT - NO BANK GUARANTEE - MAY LOSE VALUE - NOT
                    INSURED BY ANY FEDERAL GOVERNMENT AGENCY

[ATLAS(R) LOGO]

FROM THE OFFICE OF MARION O. SANDLER
Chairman of the Board and Chief Executive Officer

Dear Valued Shareholder:

During the first half of 2004, the U.S. economy appeared to be steadily improving. Corporate profits grew in the first and second quarter, and as profits expanded, so did business spending. After an economic recovery in 2003 with little or no job creation, business expansion produced over 1.2 million new jobs in the first six months of 2004. Additionally, during the 12-month period that ended in June, consumer spending, as evidenced by retail sales, increased by 5.8%. Both new and existing home sales remained at record levels in the first half of 2004, and the housing sector is on track for another banner year.

While the economy gradually improved during the first half of the year, there are questions about how future economic developments may be impacted by factors like the Iraq war, terrorist threats, persistently high oil prices, and rising inflation. For the 12-month period ended June 30, 2004, inflation, as measured by the Consumer Price Index, rose 3.3%, its highest level in three years.

In light of improving economic indicators and inflation concerns, the Federal Reserve Board (the Fed) began to shift its focus from its previous goal of stimulating economic growth to maintaining a balance between growth and inflation. In fact, the Federal Reserve's Open Market Committee responded to the improving economy by raising the Federal Funds rate 0.25% to 1.25% as of June 30, 2004, the first increase in 4 years. However, the Fed has stated that if it increases rates, they will likely do so at a "measured pace." But for now, interest rates remain near historical lows.

THE STOCK MARKET: A FLAT SIX MONTHS
After a solid 2003, stocks produced flat to slightly positive returns in the first half of the year, despite signs of economic strength and improving corporate profits during that period.

The table below highlights short-term performance through June 30, 2004, for three major stock market indices:

Performance of major stock market indices
JANUARY 1, 2004 -- JUNE 30, 2004

INDEX NAME                           FIRST QUARTER 2004     SECOND QUARTER 2004     6 MONTHS
----------------------------------------------------------------------------------------------
Dow Jones Industrial Average
  (DJIA)(1)                                -0.43%                  1.24%             0.80%
Standard & Poor's 500 Index
  (S&P 500)(2)                              1.69%                  1.72%             3.44%
NASDAQ Composite Index(3)                  -0.35%                  2.80%             2.43%

BOND MARKET: RESPONSE TO THE FED
Yields on U.S. Treasury and other debt securities were flat throughout the first quarter and began to rise in the second quarter. The shift from historically low bond yields reflected the bond market's anticipation of a hike in interest rates as economic improvement continued and signs of inflation began to surface.

ATLAS FUNDS: THE FIRST HALF OF 2004
The stock markets were modestly up for the last six months, and the bond markets were modestly down. Atlas Funds performed relatively well, however, with eleven of Atlas' thirteen stock and bond funds ranked in the top half of their respective Lipper-defined peer groups(4) for the six months ended June 30, 2004.

Regardless of economic and market conditions, you should consider diversifying your portfolios to protect against the markets' inevitable ups and downs. Typically over economic cycles, some of your portfolio holdings may perform better than others. Diversification results in a portfolio you can comfortably live with no matter what happens in the market. It is a time-tested way to strike a balance between risk and reward--and to experience more stable investment results over the long-term. Ask your Atlas Representative to review your portfolio on a regular basis for appropriate asset allocation and diversification as your needs evolve.

(1) The Dow Jones Industrial Average is an index of 30 stocks that trade on the New York Stock Exchange. It is a barometer of how shares of the largest U.S. companies are performing.
(2) The S&P 500 is an index of stocks often considered a fair representation of the stock market in general.
(3) The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on the NASDAQ exchange. It is a barometer of the performance of smaller companies.
(4) Lipper rankings are based on a fund's average annual total return and the percentile ranking refers to the fund's rank relative to all funds in the same Lipper peer group. Lipper, Inc. uses total return figures based on the assumption that all distributions are reinvested and that fund shares are purchased without a sales charge.

THANK YOU FOR INVESTING IN ATLAS FUNDS--THE INVESTMENTS YOU WANT FROM THE PEOPLE YOU TRUST

No matter what the markets or economy may bring, Atlas is committed to providing competitive no load(5) funds with outstanding personal service, while maintaining the highest ethical standards. We have always taken our responsibility to shareholders very seriously and are dedicated to offering you "The investments you want from the people you trust."

As a sister company of World Savings and a subsidiary of the $90-billion strong Golden West Financial Corporation, Atlas Securities, Inc.--a registered broker/dealer--is dedicated to giving you the quality products and services you've come to expect from World.

Thank you for investing with Atlas. As always, call 1-800-933-ATLAS with any questions or to schedule a free portfolio review with an Atlas Representative at a nearby World branch to ensure that your current investments continue to meet your financial needs. Or, visit us online anytime day or night at www.atlasfunds.com.

Sincerely,

/s/ Marion O. Sandler

Marion O. Sandler
Chairman of the Board and Chief Executive Officer

VISIT ATLAS ONLINE, ANYTIME. Go to www.atlasfunds.com and see how easy it is to manage and monitor your Atlas mutual fund accounts online--day or night. If you are already enrolled in Atlas Account Access, you can take advantage of these convenient services:

- Check account balances
- Purchase or exchange shares
- Review transactions
- Order checkbooks and statements
- Open a new account

Visit www.atlasfunds.com today. Or, to sign up for FREE Atlas Account Access please call 1-800-933-ATLAS to set up your password.

(5) While there are no upfront sales charges associated with Atlas Funds, other charges do apply such as ongoing operating expenses.

Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-ATLAS, visit www.atlasfunds.com or see your Atlas Representative for a prospectus and read it carefully before investing. DISTRIBUTED BY ATLAS SECURITIES, INC.

   NOT FDIC INSURED - NOT A DEPOSIT - MAY LOSE VALUE - NO BANK GUARANTEE - NOT
                    INSURED BY ANY FEDERAL GOVERNMENT AGENCY

ATLAS STOCK AND BOND FUND TOTAL RETURNS          for periods ended June 30, 2004

                                                                                                      SINCE     INCEPTION
                                             3 MONTHS    6 MONTHS    1 YEAR   5 YEARS    10 YEARS   INCEPTION     DATE
                                                %           %           %        %          %           %
---------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS

Balanced                                         0.15        2.49      9.85     (4.76)       4.76        4.13     9/30/93

Emerging Growth                                 (0.42)       5.30     39.02      3.13          --        5.55     4/30/97

Fund of Funds                                   (0.37)       2.10     15.17        --          --        3.77      5/1/02

Global Growth                                   (0.86)       3.69     30.73      7.40          --       12.19     4/30/96

Growth Opportunities+                            0.76        2.43     16.51     (0.12)      11.73       11.58     12/5/90

S&P 500 Index*                                   1.56        3.17     18.30     (2.71)      11.25       10.33      7/2/93

Strategic Growth                                (0.91)       2.23     15.38     (5.65)       6.59        6.09     9/30/93

Value Fund                                       3.81        4.02     17.87        --          --        1.23      5/1/02

BOND FUNDS

American Enterprise Bond*                       (1.81)       0.40      1.02        --          --        1.95      5/1/03

California Municipal Bond                       (2.19)      (0.82)     0.19      4.69        5.24        6.25     1/24/90

National Municipal Bond                         (2.54)      (0.91)     0.25      5.02        5.43        6.42     1/24/90

Strategic Income                                (2.00)      (0.34)     6.01      5.99          --        6.43     5/20/96

U.S. Government and Mortgage Securities         (0.44)       0.44      0.66      5.60        6.27        6.84     1/19/90

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE EMERGING GROWTH FUND INVOLVES GREATER RISKS ASSOCIATED WITH INVESTING IN SMALL AND EMERGING GROWTH COMPANIES. THE GLOBAL GROWTH FUND INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY. THE STRATEGIC INCOME FUND INVOLVES THE RISKS ASSOCIATED WITH HIGH-YIELD AND FOREIGN BONDS.

The S&P 500 Index Fund invests all of its assets in a separate mutual fund, the Master Investment Portfolio, which has the same investment objective. Performance shown for the S&P 500 Index Fund for periods prior to August 16, 2000 (commencement of operations), reflects that of the Master Investment Portfolio, adjusted for current fund net operating expense.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Atlas Assets, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

* Some (all, in the case of American Enterprise Bond Fund) of the Fund's expenses currently are being absorbed by the adviser. Without expense waivers and reimbursements, the Fund's total return would have been lower.

+ Fund name changed from Growth and Income on November 12, 2003.

Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-ATLAS, visit www.atlasfunds.com or see your Atlas Representative for a prospectus and read it carefully before investing. DISTRIBUTED BY ATLAS SECURITIES, INC.

   NOT FDIC INSURED - NOT A DEPOSIT - NO BANK GUARANTEE - MAY LOSE VALUE - NOT
                    INSURED BY ANY FEDERAL GOVERNMENT AGENCY

STATEMENTS OF INVESTMENTS IN SECURITIES AND NET ASSETS June 30, 2004 (unaudited)

Atlas Balanced Fund

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
COMMON STOCKS - 60.49%
 Apparel - 2.24%
  Liz Claiborne, Inc.                                                                21,980   $     790,840
 Banks - 1.93%
  Wells Fargo & Co.                                                                  11,940         683,326
 Diversified Financial Services - 5.44%
  Freddie Mac                                                                        11,125         704,212
  MBNA Corp.                                                                         30,845         795,493
  Morgan Stanley                                                                      8,015         422,952
 Environmental Control - 2.22%
  Waste Management, Inc.                                                             25,640         785,866
 Food - .98%
  Kraft Foods, Inc. - Class A                                                        10,975         347,688
 Health Care - Products - 4.60%
  Baxter International, Inc.                                                         17,205         593,745
  Johnson & Johnson                                                                  18,500       1,030,450
 Insurance - 9.82%
  American International Group, Inc.                                                  7,555         538,520
  Berkshire Hathaway, Inc. - Class B (b)                                                280         827,400
  Markel Corp. (b)                                                                    2,000         555,000
  MGIC Investment Corp.                                                              11,250         853,425
  Willis Group Holdings Ltd.                                                         18,540         694,323
 Internet - 1.42%
  InterActiveCorp (o)(b)                                                             16,600         500,324
 Media - 7.39%
  Comcast Corp. - Class A (b)                                                        30,500         842,105
  Liberty Media Corp. - Class A (b)                                                  90,971         817,829
  Liberty Media International, Inc. - Class A (b)                                     4,248         157,601
  Viacom, Inc. - Class B                                                             22,210         793,341
 Miscellaneous - Manufacturing - 1.20%
  Dover Corp.                                                                        10,045         422,894
 Pharmaceuticals - 4.37%
  Merck & Co., Inc.                                                                  11,800         560,500
  Pfizer, Inc.                                                                       28,680         983,150
 Retail - 7.03%
  Costco Wholesale Corp.                                                             19,255         790,803
  McDonald's Corp. (b)                                                               25,445         661,570
  Target Corp.                                                                       10,165         431,708
  Walgreen Co.                                                                       16,500         597,465
 Semiconductors - 1.68%
  Taiwan Semiconductor Manufacturing Co. Ltd.,
   Sponsored ADR                                                                     71,203         591,695
 Software - 8.44%
  First Data Corp.                                                                   18,315         815,384
  Fiserv, Inc. (b)                                                                   18,240         709,354
  Intuit, Inc. (b)                                                                   14,025         541,085
  Microsoft Corp.                                                                    32,065         915,776
 Textiles - 1.73%
  Mohawk Industries, Inc. (b)                                                         8,355         612,672
                                                                                              -------------
 Total Common Stocks (cost: $18,858,239)                                                         21,368,496
                                                                                              -------------
CORPORATE BONDS AND NOTES - 17.49%
 Auto Manufacturers - 1.49%
  Daimler Chrysler North America Holding
   Corp., 6.40% Gtd. Nts., due 05/15/06                                       $     250,000         263,124
  Ford Motor Credit Co., 6.875% Unsec. Nts.,
   due 02/01/06                                                               $     250,000         262,224
 Computers - 1.58%
  Hewlett-Packard Co., 5.50% Nts., due
   07/01/07                                                                   $     300,000   $     315,650
  IBM Corp., 4.75% Sr. Unsec. Nts., due
   11/29/12                                                                   $     250,000         244,572
 Diversified Financial Services - 3.68%
  American Express Co., 5.50% Nts., due
   09/12/06                                                                   $     325,000         340,245
  Countrywide Home Loans, Inc., 5.625%
   Medium-Term Nts., Series K, due 05/15/07                                   $     300,000         314,617
  Household Finance Corp., 7.875% Sr. Unsec.
   Nts., due 03/01/07                                                         $     250,000         276,213
  International Lease Finance Corp., 5.75%
   Unsec. Nts., due 10/15/06                                                  $     350,000         368,495
 Electric - .95%
  WPS Resources Corp., 7.00% Sr. Unsec.
   Unsub. Nts., due 11/01/09                                                  $     300,000         334,295
 Food - .87%
  Kraft Foods, Inc., 4.625% Nts., due 11/01/06                                $     300,000         307,181
 Insurance - 1.85%
  Markel Corp., 6.80% Sr. Nts., due 02/15/13                                  $     300,000         311,498
  MGIC Investment Corp., 6.00% Sr. Unsec.
   Nts., due 03/15/07                                                         $     325,000         343,838
 Media - .90%
  Comcast Cable Communications Corp.,
   6.20% Sr. Nts., due 11/15/08                                               $     300,000         319,606
 Miscellaneous - Manufacturing - .70%
  General Electric Co., 5.00% Unsec. Nts., due
   02/01/13                                                                   $     250,000         246,043
 Oil & Gas - 1.73%
  Conoco Funding Co., 5.45% Gtd. Nts., due
   10/15/06                                                                   $     335,000         350,656
  Marathon Oil Corp., 5.375% Unsec. Nts., due
   06/01/07                                                                   $     250,000         261,126
 Retail - .45%
  Costco Wholesale Corp., 5.50% Sr. Nts., due
   03/15/07                                                                   $     150,000         157,580
 Semiconductors - 1.04%
  Texas Instruments Corp., 6.125% Unsec. Nts.,
   due 02/01/06                                                               $     350,000         367,519
 Telecommunications - 2.08%
  SBC Communications, Inc., 5.75% Sr. Unsec.
   Nts., due 05/02/06                                                         $     350,000         366,241
  Sprint Capital Corp., 6.125% Sr. Unsec. Unsub
   Nts., due 11/15/08                                                         $     350,000         367,892
 Transportation - .17%
  Union Pacific Corp., 6.39% Medium-Term
   Nts., Series E, due 11/01/04                                               $      60,000          60,738
                                                                                              -------------
 Total Corporate Bonds and Notes (cost: $6,172,701)                                               6,179,353
                                                                                              -------------
MORTGAGE-BACKED OBLIGATIONS - .83%
 Government-Sponsored Enterprises - .83%
  Fannie Mae,
   6.00% due 05/01/32                                                         $     163,402         167,111
   6.50% due 04/01/32                                                         $     121,576         126,680
                                                                                              -------------
 Total Mortgage-Backed Obligations (cost: $281,610)                                                 293,791
                                                                                              -------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
GOVERNMENT-SPONSORED ENTERPRISES
(NON-MORTGAGE-BACKED) - 8.32%
  Fannie Mae,
   4.00% due 12/15/08                                                         $     470,000   $     464,968
  Freddie Mac,
   3.05% due 01/19/07                                                         $     465,000         462,308
   4.25% due 06/15/05                                                         $     700,000         713,490
   4.875% due 03/15/07                                                        $     650,000         674,648
   5.25% due 01/15/06                                                         $     600,000         622,402
                                                                                              -------------
 Total Government-Sponsored Enterprises
  (Non-Mortgage-Backed) (cost: $2,937,597)                                                        2,937,816
                                                                                              -------------
U.S. GOVERNMENT OBLIGATIONS - 2.65%
  U.S. Treasury Note, 4.625%
   due 05/15/06                                                               $     500,000         517,715
   5.75% due 11/15/05                                                         $     400,000         418,235
                                                                                              -------------
 Total U.S. Government Obligations (cost: $934,246)                                                 935,950
                                                                                              -------------
SHORT-TERM INVESTMENTS - 10.39%
  Dreyfus Cash Management Plus Fund (p)                                       $      32,465          32,465
  Goldman Sachs Financial Square Prime
  Obligations Fund (p)                                                        $       7,835           7,835
  Triparty Repurchase Agreement dated
  June 30, 2004 with Investors Bank & Trust
  Co., effective yield of .65%, due July 1, 2004,
  collateralized by U.S. Treasury Bonds, 5.25%,
  February 15, 2029 with a value of
  $3,702,384                                                                  $   3,628,850       3,628,850
                                                                                              -------------
 Total Short-Term Investments (cost: $3,669,150)                                                  3,669,150
                                                                                              -------------
TOTAL SECURITIES (COST: $32,853,543) - 100.17%                                                   35,384,556
OTHER ASSETS AND LIABILITIES, NET - (.17)%                                                          (61,185)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  35,323,371
                                                                                              =============

Atlas Emerging Growth Fund

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
COMMON STOCKS - 95.79%
 Advertising - 1.26%
  R.H. Donnelley Corp. (b)                                                           12,560   $     549,374
 Aerospace & Defense - .93%
  Engineered Support Systems, Inc.                                                    6,930         405,474
 Airlines - 1.01%
  Northwest Airlines Corp. - Class A (o)(b)                                          39,510         439,351
 Apparel - .98%
  Warnaco Group (The), Inc. (b)                                                      20,190         429,441
 Auto Manufacturers - 1.02%
  Wabash National Corp. (b)                                                          16,170         445,483
 Banks - 1.80%
  Brookline Bancorp, Inc.                                                            20,200         296,334
  Southwest Bancorp of Texas, Inc.                                                    9,790         431,935
  Umpqua Holdings Corp.                                                               2,610          54,784
 Biotechnology - 1.32%
  Martek Biosciences Corp. (b)                                                        5,340         299,948
  Nektar Therapeutics (b)                                                            13,890         277,244
 Building Materials - .51%
  Texas Industries, Inc.                                                              5,380         221,495
 Chemicals - .97%
  Minerals Technologies, Inc.                                                         7,260         421,080
 Coal - 1.59%
  Fording Canadian Coal Trust                                                        16,510   $     695,071
 Commercial Services - 5.77%
  Alliance Data Systems Corp. (b)                                                    13,550         572,487
  Brink's Co. (The)                                                                  25,110         860,017
  Interactive Data Corp. (b)                                                         12,780         222,628
  Laureate Education, Inc. (b)                                                       10,680         408,403
  Rollins, Inc.                                                                       9,110         209,621
  Source Interlink Companies, Inc. (b)                                               21,760         241,971
 Computers - 6.37%
  Imation Corp.                                                                      19,220         818,964
  Intergraph Corp. (b)                                                               45,500       1,176,630
  Nam Tai Electronics, Inc.                                                          36,280         780,746
 Cosmetics & Personal Care - .92%
  Elizabeth Arden, Inc. (b)                                                          19,170         403,337
 Distribution & Wholesale - .15%
  Handleman Co.                                                                       2,850          66,006
 Electrical Components & Equipment - 1.54%
  Lincoln Electric Holdings, Inc.                                                     7,970         271,697
  Rayovac Corp. (b)                                                                  14,240         400,144
 Electronics - 1.77%
  Amphenol Corp. - Class A (b)                                                       12,740         424,497
  Dionex Corp. (b)                                                                    6,270         345,916
 Engineering & Construction - 1.00%
  Washington Group International, Inc. (b)                                           12,200         437,858
 Food - 1.15%
  Ralcorp Holdings, Inc. (b)                                                         14,200         499,840
 Forest Products & Paper - 3.05%
  Boise Cascade Corp.                                                                21,920         825,069
  Temple-Inland, Inc.                                                                 7,320         506,910
 Gas - 2.18%
  AGL Resources, Inc.                                                                18,050         524,352
  Southern Union Co. (b)                                                             20,240         426,659
 Health Care - Products - 1.62%
  Dade Behring Holdings, Inc. (b)                                                     8,940         424,829
  PolyMedica Corp. (o)                                                                9,140         283,706
 Health Care - Services - 4.51%
  Beverly Enterprises, Inc. (b)                                                      57,160         491,576
  LabOne, Inc. - Class A (b)                                                          8,580         272,672
  Magellan Health Services, Inc. (b)                                                 12,430         415,784
  Pediatrix Medical Group, Inc. (b)                                                   3,150         220,028
  Psychiatric Solutions, Inc. (b)                                                     9,830         245,062
  Sierra Health Services, Inc. (b)                                                    7,180         320,946
 Household Products & Wares - 2.61%
  Church & Dwight Co, Inc.                                                           13,720         628,102
  Jarden Corp. (b)                                                                   14,170         509,978
 Insurance - 4.35%
  Delphi Financial Group, Inc. - Class A                                              9,610         427,645
  Direct General Corp.                                                                9,360         301,953
  IPC Holdings Ltd.                                                                   8,050         297,287
  ProAssurance Corp. (b)                                                             12,810         436,949
  Selective Insurance Group                                                          10,910         435,091
 Internet - 1.88%
  Ask Jeeves, Inc. (b)                                                                7,520         293,506
  Digital River, Inc. (b)                                                            16,080         524,690
 Iron & Steel - 1.02%
  Allegheny Technologies, Inc.                                                       24,580         443,669
 Leisure Time - 1.06%
  Multimedia Games, Inc. (o)(b)                                                      17,260         462,913
 Machinery - Construction & Mining - 1.22%
  Terex Corp. (b)                                                                    15,560         531,063

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
 Machinery - Diversified - 1.73%
  Cognex Corp.                                                                       11,580   $     445,598
  Idex Corp.                                                                          8,980         308,463
 Media - 1.49%
  4Kids Entertainment, Inc. (b)                                                      13,570         324,594
  Gray Television, Inc.                                                              23,460         325,859
 Mining - .73%
  Apex Silver Mines Ltd. (o)(b)                                                      18,590         316,960
 Miscellaneous - Manufacturing - 2.39%
  Applied Films Corp. (b)                                                             7,920         229,838
  Griffon Corp. (b)                                                                  14,340         319,495
  Roper Industries, Inc.                                                              8,690         494,461
 Oil & Gas - 3.06%
  KCS Energy, Inc. (b)                                                               13,440         179,021
  Magnum Hunter Resources, Inc. (b)                                                  26,500         275,070
  Range Resources Corp.                                                              34,610         505,306
  Southwestern Energy Co. (b)                                                        13,060         374,430
 Oil & Gas Services - 2.09%
  CAL Dive International, Inc. (b)                                                    8,590         260,449
  Lone Star Technologies, Inc. (b)                                                   23,560         649,314
 Pharmaceuticals - 4.69%
  Accredo Health, Inc. (b)                                                           13,650         531,668
  Atrix Laboratories, Inc. (b)                                                        6,690         229,333
  Axcan Pharma, Inc. (b)                                                             23,570         497,327
  Bradley Pharmaceuticals - Class A (o)(b)                                            8,070         225,153
  Discovery Laboratories, Inc. (b)                                                   22,920         219,803
  Ligand Pharmaceuticals, Inc. - Class B (o)(b)                                      19,630         341,169
 REITS - 3.99%
  Alexandria Real Estate Equities, Inc. REIT                                          8,660         491,715
  Capital Automotive REIT                                                            16,730         490,691
  Reckson Associates Realty Corp. REIT                                               11,810         324,303
  Ventas, Inc. REIT                                                                  18,640         435,244
 Retail - 4.94%
  Aeropostale, Inc. (b)                                                               9,990         268,831
  AnnTaylor Stores Corp. (b)                                                          7,650         221,697
  Cash American Investments, Inc.                                                    14,230         327,290
  Central Garden & Pet Co. (b)                                                       10,620         379,877
  Nu Skin Enterprises, Inc. - Class A                                                17,750         449,430
  Rare Hospitality International, Inc. (b)                                              470          11,703
  School Specialty, Inc. (o)(b)                                                      13,640         495,268
 Savings & Loans - 4.28%
  BankAtlantic Bancorp, Inc. - Class A                                               21,510         396,860
  People's Bank                                                                      28,415         885,127
  Webster Financial Corp.                                                            12,410         583,518
 Semiconductors - .61%
  DSP Group, Inc. (b)                                                                 9,760         265,862
 Software - 3.44%
  Analogic Corp.                                                                     10,290         436,605
  Borland Software Corp. (b)                                                         30,090         255,464
  Dendrite International, Inc. (b)                                                   21,230         394,453
  Inter-Tel, Inc.                                                                    16,510         412,255
 Telecommunications - 4.68%
  Aeroflex, Inc. (b)                                                                 37,660         539,668
  Alamosa Holdings, Inc. (o)(b)                                                     115,820         851,277
  NII Holdings, Inc. - Class B (b)                                                   12,890         434,264
  Viasat, Inc. (b)                                                                    8,580         214,071
 Transportation - 4.11%
  Alexander & Baldwin, Inc.                                                          15,080         504,426
  Laidlaw International (b)                                                          36,010         466,690
  OMI Corp.                                                                          40,380         480,522
  Overnite Corp.                                                                     11,550   $     339,570
                                                                                              -------------
 Total Common Stocks (cost: $35,614,756)                                                         41,768,207
                                                                                              -------------
SHORT-TERM INVESTMENTS - 11.06%
  Dreyfus Cash Management Plus Fund (p)                                       $   2,247,509       2,247,509
  Goldman Sachs Financial Square Prime
  Obligations Fund (p)                                                        $     542,418         542,418
  Triparty Repurchase Agreement dated
  June 30, 2004 with Investors Bank & Trust
  Co., effective yield of .65%, due July 1, 2004,
  collateralized by U.S. Treasury Bonds, 5.25%,
  February 15, 2029 with a value of
  $2,074,973                                                                  $   2,033,454       2,033,454
                                                                                              -------------
 Total Short-Term Investments (cost: $4,823,381)                                                  4,823,381
                                                                                              -------------
TOTAL SECURITIES (COST: $40,438,137) - 106.85%                                                   46,591,588
OTHER ASSETS AND LIABILITIES, NET - (6.85)%                                                      (2,987,211)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  43,604,377
                                                                                              =============

Atlas Fund of Funds

                                                                                SHARES OR
                                                                               FACE AMOUNT        VALUE
                                                                              -------------   -------------
INVESTMENT IN ATLAS FUNDS - 98.70%
  Global Growth Fund                                                                388,245   $   7,201,940
  Emerging Growth Fund                                                              420,923       5,939,227
  Growth Opportunities Fund                                                         266,493       5,623,006
  Strategic Income Fund                                                           1,029,424       4,570,643
  Value Fund                                                                        450,683       4,547,395
  American Enterprise Bond Fund                                                     448,969       4,435,814
  U.S. Government and Mortgage
   Securities Fund                                                                  433,522       4,400,252
  S&P 500 Index Fund                                                                450,749       3,515,844
  Strategic Growth Fund                                                             256,291       3,057,549
  Money Market Fund                                                               2,790,917       2,790,917
                                                                                              -------------
 Total Investment in Atlas Funds (cost: $44,115,310)                                             46,082,587
                                                                                              -------------
SHORT-TERM INVESTMENTS - .17%
  Triparty Repurchase Agreement dated
  June 30, 2004 with Investors Bank & Trust
  Co., effective yield of .65%, due July 1, 2004,
  collateralized by U.S. Treasury Bonds,
  5.25%, February 15, 2029 with a value of
  $80,176                                                                     $      78,416          78,416
                                                                                              -------------
 Total Short-Term Investments (cost: $78,416)                                                        78,416
                                                                                              -------------
TOTAL SECURITIES (COST: $44,193,726) - 98.87%                                                    46,161,003
OTHER ASSETS AND LIABILITIES, NET - 1.13%                                                           529,016
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  46,690,019
                                                                                              =============

Atlas Global Growth Fund

                                                                                SHARES OR       VALUE(S)
                                                                               FACE AMOUNT      (NOTE 1)
                                                                              -------------   -------------
COMMON STOCKS - 95.55%
 Advertising - .82%
  JC Decaux SA (b)                                                                   38,980   $     836,400
  WPP Group PLC                                                                      80,400         819,054
 Aerospace & Defense - 3.14%
  Boeing Co. (The)                                                                   21,600       1,103,544

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                SHARES OR       VALUE(S)
                                                                               FACE AMOUNT      (NOTE 1)
                                                                              -------------   -------------
 Empresa Brasileira de Aeronautica SA,
   Sponsored ADR                                                                     61,153   $   1,748,364
  Lockheed Martin Corp.                                                              17,500         911,400
  Northrop Grumman Corp.                                                             19,400       1,041,780
  Raytheon Co.                                                                       42,500       1,520,225
 Apparel - .29%
  Coach, Inc. (b)                                                                    12,900         582,951
 Auto Manufacturers - 2.09%
  Porsche AG Preferred                                                                3,222       2,171,522
  Toyota Motor Corp.                                                                 49,900       2,027,094
 Banks - 8.41%
  ABN AMRO Holding NV                                                                86,000       1,886,230
  Anglo Irish Bank Corp. PLC                                                         56,900         892,594
  Australia & New Zealand Banking
   Group Ltd.                                                                        61,372         783,016
  Bank One Corp.                                                                     70,236       3,582,036
  Commerce Bancorp, Inc.                                                              7,000         385,070
  ICICI Bank Ltd., Sponsored ADR                                                     90,825       1,098,982
  Northern Trust Corp.                                                               15,600         659,568
  Resona Holdings, Inc. (b)                                                         476,000         848,711
  Royal Bank of Scotland Group PLC                                                  101,807       2,941,011
  Societe Generale - Class A                                                         21,490       1,831,088
  Wachovia Corp.                                                                     45,180       2,010,510
 Beverages - 1.46%
  Companhia de Bebidas das Americas,
   Sponsored ADR (o)                                                                 40,953         821,927
  Diageo PLC (b)                                                                     28,620         387,096
  Fomento Economico Mexicano SA                                                     211,800         969,676
  Grupo Modelo SA - Class C                                                         304,100         764,217
 Biotechnology - 2.83%
  Affymetrix, Inc. (o)(b)                                                            30,400         994,992
  Amgen, Inc. (b)                                                                    20,560       1,121,959
  Genentech, Inc. (b)                                                                19,200       1,079,040
  Genzyme Corp. (b)                                                                  19,000         899,270
  Human Genome Sciences, Inc. (b)                                                    22,100         257,023
  Millennium Pharmaceuticals, Inc. (b)                                               21,800         300,840
  Nektar Therapeutics (a)(b)(f)                                                      17,092         272,925
  Qiagen N.V. (b)                                                                    64,200         765,915
 Commercial Services - .28%
  Rentokil Initial PLC                                                              216,151         568,190
 Computers - 1.81%
  Cadence Design Systems, Inc. (b)                                                  136,741       2,000,521
  International Business Machines Corp.                                               8,026         707,492
  Sun Microsystems, Inc. (b)                                                        213,700         927,458
 Cosmetics & Personal Care - 1.19%
  Gillette Co. (The)                                                                 39,400       1,670,560
  Shiseido Co. Ltd.                                                                  57,000         720,325
 Diversified Financial Services - 3.18%
  American Express Co.                                                               31,800       1,633,884
  Charles Schwab Corp. (The)                                                         65,900         633,299
  Citigroup, Inc.                                                                    16,066         747,069
  Credit Saison Co. Ltd.                                                             37,100       1,118,404
  MBNA Corp.                                                                         72,900       1,880,091
  MLP AG                                                                             26,132         386,669
 Electrical Components & Equipment - 1.45%
  Samsung Electronics Co. Ltd.                                                        4,729       1,953,861
  Sharp Corp.                                                                        60,000         961,169
 Electronics - 1.36%
  Applera Corp. - Applied Biosystems Group                                           38,900         846,075
  Keyence Corp.                                                                       4,010         917,319
  Murata Manufacturing Co. Ltd.                                                      17,100         977,547
 Engineering & Construction - .54%
  Hyundai Heavy Industries Co. Ltd.                                                  26,863   $     638,709
  JGC Corp.                                                                          38,000         366,711
  Leighton Holdings Ltd.                                                             13,575          86,125
 Entertainment - .43%
  International Game Technology Corp.                                                22,200         856,920
 Food - 1.39%
  Cadbury Schweppes PLC                                                             247,972       2,146,100
  Carrefour SA                                                                       13,380         650,905
 Gas - .48%
  Hong Kong & China Gas                                                             589,000         970,371
 Health Care - Products - .98%
  Cie Generale D'Optique Essilor
   International SA                                                                  13,800         903,140
  Smith & Nephew PLC                                                                 98,330       1,061,635
 Health Care - Services - .88%
  Quest Diagnostics, Inc.                                                            20,800       1,766,960
 Holding Companies - Diversified - .36%
  Hutchison Whampoa Ltd.                                                            105,000         716,850
 Household Products & Wares - 2.32%
  Reckitt Benckiser PLC                                                             149,653       4,249,686
  Societe BIC SA                                                                      9,441         421,277
 Insurance - 4.14%
  ACE Ltd.                                                                           37,512       1,586,007
  Aegon NV                                                                          124,912       1,510,025
  Allianz AG                                                                         16,754       1,819,539
  Berkshire Hathaway, Inc. - Class B (b)                                                530       1,566,150
  Everest Re Group Ltd.                                                               9,200         739,312
  Manulife Financial Corp.                                                           27,572       1,116,096
 Internet - 1.93%
  Amazon.Com, Inc. (b)                                                               21,600       1,175,040
  Symantec Corp. (b)                                                                 23,300       1,020,074
  Trend Micro, Inc. (b)                                                              25,000       1,112,081
  Yahoo! Japan Corp. (b)                                                                 58         565,048
 Media - 7.02%
  Grupo Televisa SA, Sponsored ADR                                                   31,432       1,422,927
  Pearson PLC                                                                       148,450       1,809,354
  Reed Elsevier PLC                                                                 110,227       1,074,784
  Singapore Press Holdings, Ltd. (b)                                                434,681       1,052,607
  Sirius Satellite Radio, Inc. (b)                                                1,767,486       5,443,857
  Societe Television Francaise 1                                                     26,060         823,025
  Television Broadcasts Ltd.                                                        358,022       1,533,118
  Wolters Kluwer NV                                                                  53,268         969,486
 Office & Business Equipment - .45%
  Canon, Inc.                                                                        17,000         898,396
 Oil & Gas - 6.20%
  BP PLC, Sponsored ADR                                                              29,760       1,594,243
  Burlington Resources, Inc.                                                         24,200         875,556
  ChevronTexaco Corp.                                                                17,758       1,671,205
  EnCana Corp.                                                                       26,896       1,160,642
  ENI-Ente Nazionale Idrocarburi SpA.                                                39,500         787,569
  GlobalSantaFe Corp.                                                                67,800       1,796,700
  Husky Energy, Inc.                                                                 92,090       1,769,038
  Total SA                                                                            4,290         820,036
  Transocean, Inc. (b)                                                               68,800       1,991,072
 Oil & Gas Services - .89%
  Technip SA                                                                         13,150       1,788,575
 Pharmaceuticals - 9.27%
  AstraZeneca PLC                                                                    19,750         888,864
  Aventis SA                                                                         13,270       1,004,429
  Chugai Pharmaceutical Co Ltd.                                                      55,700         876,416
  Eli Lilly & Co.                                                                    11,800         824,938

                                                                                SHARES OR       VALUE(S)
                                                                               FACE AMOUNT      (NOTE 1)
                                                                              -------------   -------------
  Express Scripts, Inc. (b)                                                          11,900   $     942,837
  Gilead Sciences, Inc. (b)                                                          26,600       1,782,200
  Mylan Labratories, Inc.                                                            33,500         678,375
  Novartis AG (b)                                                                    30,716       1,357,539
  Pfizer, Inc.                                                                       50,222       1,721,610
  Roche Holding AG                                                                   23,401       2,321,193
  Sanofi-Synthelabo SA                                                               41,359       2,628,538
  Schering-Plough Corp.                                                              57,200       1,057,056
  Shionogi & Co. Ltd.                                                                95,000       1,637,976
  Teva Pharmaceutical Industries,
   Sponsored ADR (o)                                                                 13,800         928,602
 Retail - 5.89%
  Boots Group PLC                                                                    73,885         924,726
  Circuit City Stores, Inc.                                                          93,443       1,210,087
  Dixons Group PLC                                                                  681,380       2,048,327
  Gap, Inc. (The) (o)                                                                39,100         948,175
  Hennes & Maurtiz AB - Class B                                                     146,600       3,793,481
  Panera Bread Co. - Class A (o)(b)                                                   8,700         312,156
  RadioShack Corp.                                                                   25,300         724,339
  Seven-Eleven Japan Co. Ltd.                                                        25,000         817,977
  Starbucks Corp. (o)(b)                                                             24,800       1,078,304
 Semiconductors - 3.01%
  Advanced Micro Devices, Inc. (b)                                                  144,000       2,289,600
  National Semiconductor Corp. (b)                                                   85,000       1,869,150
  Taiwan Semiconductor Manufacturing
   Co. Ltd., Sponsored ADR                                                          228,401       1,898,015
 Software - 3.60%
  BEA Systems, Inc. (b)                                                              62,800         516,216
  Electronic Arts, Inc. (o)(b)                                                        7,026         383,268
  IMS Health, Inc.                                                                   39,100         916,504
  Novell, Inc. (b)                                                                   96,400         808,796
  Red Hat, Inc. (b)                                                                  45,900       1,054,323
  SAP AG                                                                             12,640       2,112,390
  Sybase, Inc. (b)                                                                   44,636         803,448
  Veritas Software Corp. (b)                                                         23,600         653,720
 Telecommunications - 16.74%
  Alcatel SA (o)(b)                                                                  80,160       1,239,891
  Amdocs Ltd. (b)                                                                    31,900         747,417
  Cisco Systems, Inc. (b)                                                            69,700       1,651,890
  France Telecom SA                                                                  68,724       1,795,702
  JDS Uniphase Corp. (b)                                                            343,500       1,301,865
  Juniper Networks, Inc. (b)                                                         33,600         825,552
  KDDI Corp.                                                                            644       3,693,360
  NTT DoCoMo, Inc.                                                                      936       1,677,496
  Qualcomm, Inc.                                                                     78,220       5,708,496
  Scientific-Atlanta, Inc. (o)                                                       23,260         802,470
  SK Telecom Co. Ltd.                                                                 3,050         501,949
  SK Telecom Co. Ltd., Sponsored ADR                                                 30,600         642,294
  Tandberg ASA                                                                      195,200       2,063,589
  Tele Norte Leste Participacoes SA                                                   5,410              59
  Tele Norte Leste Participacoes SA Preferred                                   106,431,525       1,350,663
  Telefonaktiebolaget LM Ericsson - Class B (b)                                     970,200       2,865,488
  Vodafone Group PLC                                                              3,099,880       6,809,270
 Transportation - .35%
  Amadeus Global Travel Distribution - Class A                                      105,852         695,976
 Venture Capital - .37%
  3I Group PLC                                                                       67,131         747,993
                                                                                              -------------
 Total Common Stocks (cost: $155,007,588)                                                       192,227,909
                                                                                              -------------
SHORT-TERM INVESTMENTS - 6.24%
  Dreyfus Cash Management Plus Fund (p)                                       $   3,562,471   $   3,562,471
  Goldman Sachs Financial Square Prime
  Obligations Fund (p)                                                        $     859,774         859,774
  Triparty Repurchase Agreement dated
  June 30, 2004 with Investors Bank &
  Trust Co., effective yield of .65%,
  due July 1, 2004, collaterized by
  U.S. Treasury Bonds, 5.25%,
  February 15, 2029 with a value of
  $8,300,867                                                                  $   8,137,321       8,137,321
                                                                                              -------------
 Total Short-Term Investments (cost: $12,559,566)                                                12,559,566
                                                                                              -------------
TOTAL SECURITIES (COST: $167,567,154) - 101.79%                                                 204,787,475
OTHER ASSETS AND LIABILITIES, NET - (1.79)%                                                      (3,598,579)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $ 201,188,896
                                                                                              =============

Atlas Growth Opportunities Fund

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
COMMON STOCKS - 97.72%
 Aerospace & Defense - 4.55%
  Boeing Co. (The)                                                                   53,000   $   2,707,770
  Empresa Brasileira de Aeronautica SA,
   Sponsored ADR                                                                    121,300       3,467,967
  Raytheon Co.                                                                      314,100      11,235,357
 Banks - 4.76%
  Bank of America Corp.                                                             138,418      11,712,931
  Wells Fargo & Co.                                                                 113,500       6,495,605
 Beverages - 1.34%
  Coca-Cola Co. (The)                                                                25,100       1,267,048
  Pepsico, Inc.                                                                      71,600       3,857,808
 Biotechnology - 4.17%
  Amgen, Inc. (b)                                                                    86,000       4,693,020
  Genentech, Inc. (b)                                                                90,500       5,086,100
  Genzyme Corp. (b)                                                                  10,400         492,232
  Invitrogen Corp. (b)                                                               12,500         899,875
  MedImmune, Inc. (b)                                                               204,200       4,778,280
 Chemicals - 1.56%
  Dow Chemical                                                                       25,900       1,054,130
  Praxair, Inc.                                                                     122,600       4,892,966
 Commercial Services - 2.31%
  Accenture, Ltd. - Class A (b)                                                      54,500       1,497,660
  Cendant Corp.                                                                     281,600       6,893,568
  Monster Worldwide, Inc. (b)                                                        17,000         437,240
 Computers - 7.32%
  Dell, Inc. (b)                                                                    162,600       5,824,332
  EMC Corp. (b)                                                                     243,200       2,772,480
  Hewlett-Packard Co.                                                               199,300       4,205,230
  International Business Machines Corp.                                             141,000      12,429,150
  Sun Microsystems, Inc. (b)                                                         98,600         427,924
  Unisys Corp. (b)                                                                  167,500       2,324,900
 Cosmetics & Personal Care - .91%
  Avon Products, Inc.                                                                59,500       2,745,330
  Estee Lauder Cos. (The), Inc. - Class A                                            15,400         751,212
 Diversified Financial Services - 9.80%
  American Express Co.                                                               92,100       4,732,098
  Citigroup, Inc.                                                                   225,200      10,471,800
  Fannie Mae                                                                         21,300       1,519,968
  Franklin Resources, Inc.                                                           61,500       3,079,920

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  Freddie Mac                                                                        44,700   $   2,829,510
  Merrill Lynch & Co., Inc.                                                          35,400       1,910,892
  Morgan Stanley                                                                    155,800       8,221,566
  SLM Corp.                                                                         116,600       4,716,470
 Electric - 2.05%
  AES Corp. (The) (b)                                                               555,000       5,511,150
  PG&E Corp. (b)                                                                     83,400       2,330,196
 Electronics - .22%
  AU Optronics Corp., ADR (o)(b)                                                     51,600         839,532
 Food - .40%
  Sysco Corp.                                                                        42,900       1,538,823
 Gas - .63%
  Sempra Energy                                                                      69,800       2,403,214
 Health Care - Products - 3.23%
  Boston Scientific Corp. (b)                                                        84,200       3,603,760
  Johnson & Johnson                                                                  29,300       1,632,010
  Stryker Corp.                                                                      53,200       2,926,000
  Varian Medical Systems, Inc. (b)                                                   46,000       3,650,100
  Zimmer Holdings, Inc. (b)                                                           6,000         529,200
 Health Care - Services - .23%
  Lincare Holdings, Inc. (b)                                                         27,300         897,078
 Insurance - 5.45%
  Aflac, Inc.                                                                        30,200       1,232,462
  American International Group, Inc.                                                 47,800       3,407,184
  Genworth Financial, Inc. - Class A (b)                                             95,100       2,182,545
  Platinum Underwriters Holdings                                                     80,300       2,443,529
  Prudential Financial, Inc.                                                        165,800       7,704,726
  Radian Group, Inc.                                                                 31,200       1,494,480
  UnumProvident Corp. (o)                                                           149,200       2,372,280
 Internet - 1.65%
  eBay, Inc. (b)                                                                     13,200       1,213,740
  Opsware, Inc. (o)(b)                                                               58,500         463,320
  Symantec Corp. (b)                                                                 71,100       3,112,758
  Yahoo!, Inc. (b)                                                                   42,000       1,525,860
 Leisure Time - .41%
  Harley-Davidson, Inc.                                                              25,100       1,554,694
 Media - 6.66%
  Clear Channel Communications, Inc.                                                 46,700       1,725,565
  Comcast Corp. - Class A (b)                                                        63,500       1,779,905
  Cox Communications, Inc. - Class A (b)                                             50,100       1,392,279
  Liberty Media Corp. - Class A (b)                                                 911,200       8,191,688
  Liberty Media International, Inc. - Class A (b)                                    61,360       2,276,456
  UnitedGlobalCom, Inc. - Class A (o)(b)                                          1,390,901      10,097,941
 Mining - .59%
  Inco, Ltd. (b)                                                                     64,900       2,242,944
 Miscellaneous - Manufacturing - 6.32%
  General Electric Co.                                                              591,900      19,177,560
  Tyco International Ltd.                                                           149,800       4,964,372
 Oil & Gas - 3.60%
  BP PLC, Sponsored ADR                                                             196,300      10,515,791
  Lukoil, Sponsored ADR                                                              24,400       2,566,880
  Yukos, ADR                                                                         21,300         677,340
 Oil & Gas Services - 1.62%
  BJ Services Co. (b)                                                                41,300       1,893,192
  Halliburton Co.                                                                    98,600       2,983,636
  Schlumberger Ltd.                                                                  20,500       1,301,955
 Pharmaceuticals - 5.10%
  Elan Corp. PLC, Sponsored ADR (b)                                                  31,100         769,414
  Eli Lilly & Co.                                                                    38,200       2,670,562
  Gilead Sciences, Inc. (b)                                                          39,500       2,646,500
  Pfizer, Inc.                                                                      224,900   $   7,709,572
  Teva Pharmaceutical Industries,
   Sponsored ADR (o)                                                                 51,600       3,472,164
  Wyeth Corp.                                                                        62,100       2,245,536
 Pipelines - .57%
  Kinder Morgan, Inc.                                                                36,700       2,175,943
 Retail - 6.29%
  Cabela's, Inc. - Class A (b)                                                        1,600          43,120
  Costco Wholesale Corp.                                                            130,400       5,355,528
  Gap, Inc. (The)                                                                    67,300       1,632,025
  McDonald's Corp. (b)                                                              185,400       4,820,400
  Staples, Inc.                                                                     128,200       3,757,542
  Target Corp. (o)                                                                   57,100       2,425,037
  Walgreen Co.                                                                       31,800       1,151,478
  Wal-Mart Stores, Inc.                                                              91,900       4,848,644
 Semiconductors - 3.13%
  ASML Holding NV, ADR (b)                                                           51,500         881,165
  Broadcom Corp. - Class A (b)                                                       25,300       1,183,281
  Intel Corp.                                                                       163,000       4,498,800
  International Rectifier Corp. (b)                                                  26,800       1,110,056
  Marvell Technology Group, Ltd. (b)                                                 17,000         453,900
  Silicon Laboratories, Inc. (o)(b)                                                  32,900       1,524,915
  Texas Instruments, Inc.                                                            96,000       2,321,280
 Software - 7.84%
  Adobe Systems, Inc.                                                                32,900       1,529,850
  Computer Associates International, Inc.                                            74,400       2,087,664
  Compuware Corp. (b)                                                               356,300       2,351,580
  Mercury Interactive Corp. (b)                                                      17,100         852,093
  Microsoft Corp.                                                                   295,500       8,439,480
  Novell, Inc. (b)                                                                   69,400         582,266
  Oracle Corp. (b)                                                                  183,400       2,187,962
  SAP AG, Sponsored ADR (o)                                                          20,000         836,200
  Siebel Systems, Inc. (b)                                                           97,200       1,038,096
  Take-Two Interactive Software, Inc. (o)(b)                                        234,700       7,191,208
  Veritas Software Corp. (b)                                                        103,500       2,866,950
 Telecommunications - 4.67%
  Cisco Systems, Inc. (b)                                                           196,200       4,649,940
  Corning, Inc. (o)(b)                                                              120,600       1,575,036
  IDT Corp. - Class B (b)                                                           299,000       5,513,560
  Scientific-Atlanta, Inc. (o)                                                       77,300       2,666,850
  Telefonaktiebolaget LM Ericsson,
   Sponsored ADR (b)                                                                 42,300       1,265,616
  Vodafone Group PLC, Sponsored ADR                                                  98,600       2,179,060
 Transportation - .34%
  Expeditors International of Washington, Inc.                                        8,800         434,808
  FedEx Corp.                                                                        10,600         865,914
                                                                                              -------------
 Total Common Stocks (cost: $331,415,834)                                                       373,599,479
                                                                                              -------------
SHORT-TERM INVESTMENTS - 6.14%
  Dreyfus Cash Management Plus Fund (p)                                       $  13,000,788      13,000,788
  Goldman Sachs Financial Square Prime
  Obligations Fund (p)                                                        $   3,137,635       3,137,635
  Triparty Repurchase Agreement dated
  June 30, 2004 with Investors Bank & Trust
  Co., effective yield of .65% due July 1, 2004,
  collateralized by U.S. Treasury Bonds, 5.25%,
  February 15, 2029 with a value of
  $7,463,272                                                                  $   7,316,173       7,316,173
                                                                                              -------------
 Total Short-Term Investments (cost: $23,454,596)                                                23,454,596
                                                                                              -------------
TOTAL SECURITIES (COST: $354,870,430) - 103.86%                                                 397,054,075
OTHER ASSETS AND LIABILITIES, NET - (3.86)%                                                     (14,750,146)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $ 382,303,929
                                                                                              =============

Atlas Strategic Growth Fund

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
COMMON STOCKS - 95.47%
 Apparel - 3.31%
  Liz Claiborne, Inc.                                                                72,960   $   2,625,101
 Banks - 2.79%
  Wells Fargo & Co.                                                                  38,700       2,214,801
 Commercial Services - 3.24%
  Hewitt Associates, Inc. - Class A (b)                                              93,260       2,564,650
 Diversified Financial Services - 6.50%
  Freddie Mac                                                                        33,550       2,123,715
  MBNA Corp.                                                                         56,690       1,462,035
  Morgan Stanley                                                                     29,725       1,568,588
 Electronics - 1.52%
  Kemet Corp. (b)                                                                    98,280       1,200,982
 Environmental Control - 3.24%
  Waste Management, Inc.                                                             83,840       2,569,696
 Food - 5.69%
  Del Monte Foods Co. (b)                                                           220,115       2,236,368
  Kraft Foods, Inc. - Class A                                                        71,630       2,269,238
 Health Care - Products - 3.71%
  Johnson & Johnson                                                                  52,750       2,938,175
 Insurance - 19.05%
  American International Group, Inc.                                                 27,390       1,952,359
  Berkshire Hathaway, Inc. - Class B (b)                                                974       2,878,170
  Markel Corp. (b)                                                                    9,525       2,643,187
  Odyssey Re Holdings Corp. (o)                                                     108,115       2,594,760
  White Mountains Insurance Group Ltd.                                                5,350       2,728,500
  Willis Group Holdings Ltd.                                                         61,575       2,305,984
 Internet - 2.76%
  InterActiveCorp (o)(b)                                                             72,685       2,190,726
 Media - 9.90%
  Comcast Corp. - Class A (b)                                                        93,095       2,570,353
  Liberty Media Corp. - Class A (b)                                                 233,031       2,094,949
  Liberty Media International, Inc. - Class A (b)                                    11,651         432,252
  Viacom, Inc. - Class B                                                             76,975       2,749,547
 Miscellaneous - Manufacturing - 3.11%
  Dover Corp.                                                                        58,575       2,466,008
 Pharmaceuticals - 5.72%
  Merck & Co., Inc.                                                                  44,115       2,095,463
  Pfizer, Inc.                                                                       71,170       2,439,708
 Retail - 8.50%
  Costco Wholesale Corp.                                                             42,080       1,728,226
  McDonald's Corp. (b)                                                               60,360       1,569,360
  Office Depot, Inc. (b)                                                            101,025       1,809,358
  Walgreen Co.                                                                       45,000       1,629,450
 Semiconductors - 1.83%
  Taiwan Semiconductor Manufacturing
   Co. Ltd., Sponsored ADR                                                          174,210       1,447,687
 Software - 11.30%
  First Data Corp.                                                                   65,070       2,896,916
  Fiserv, Inc. (b)                                                                   45,700       1,777,273
  Intuit, Inc. (b)                                                                   61,300       2,364,954
  Microsoft Corp.                                                                    67,180       1,918,661
 Textiles - 2.20%
  Mohawk Industries, Inc. (b)                                                        23,780       1,743,787
 Transportation - 1.10%
  Expeditors International of Washington, Inc.                                       17,615         870,357
                                                                                              -------------
 Total Common Stocks (cost: $67,132,235)                                                         75,671,344
                                                                                              -------------
SHORT-TERM INVESTMENTS - 8.06%
  Dreyfus Cash Management Plus Fund (p)                                       $   1,874,260       1,874,260
  Goldman Sachs Financial Square Prime
  Obligations Fund (p)                                                        $     452,338   $     452,338
  Triparty Repurchase Agreement dated
  June 30, 2004 with Investors Bank & Trust
  Co., effective yield of .65%, due July 1, 2004,
  collateralized by U.S. Treasury Bonds, 5.25%,
  February 15, 2029 with a value of
  $4,142,145                                                                  $   4,060,772       4,060,772
                                                                                              -------------
 Total Short-Term Investments (cost: $6,387,370)                                                  6,387,370
                                                                                              -------------
TOTAL SECURITIES (COST: $73,519,605) - 103.53%                                                   82,058,714
OTHER ASSETS AND LIABILITIES, NET - (3.53)%                                                      (2,794,879)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  79,263,835
                                                                                              =============

Atlas Value Fund

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
COMMON STOCKS - 94.69%
 Aerospace & Defense - 3.77%
  Lockheed Martin Corp.                                                              10,400   $     541,632
  Raytheon Co.                                                                        6,000         214,620
 Banks - 4.99%
  Bank of America Corp.                                                               4,200         355,404
  Comerica, Inc.                                                                      3,700         203,056
  KeyCorp                                                                             4,800         143,472
  UnionBanCal Corp.                                                                   1,800         101,520
  Wachovia Corp.                                                                      4,400         195,800
 Commercial Services - 2.11%
  Cendant Corp.                                                                      17,300         423,504
 Computers - 5.71%
  Electronic Data Systems Corp.                                                      49,000         938,350
  Hewlett-Packard Co.                                                                 9,800         206,780
 Cosmetics & Personal Care - 1.02%
  Kimberly-Clark Corp.                                                                3,100         204,228
 Diversified Financial Services - 7.48%
  CIT Group, Inc.                                                                     8,500         325,465
  Freddie Mac                                                                        10,200         645,660
  JP Morgan Chase & Co.                                                              13,600         527,272
 Electric - 5.78%
  American Electric Power Co., Inc.                                                   4,900         156,800
  Dominion Resources, Inc.                                                            3,900         246,012
  Entergy Corp.                                                                       2,900         162,429
  FirstEnergy Corp.                                                                   9,200         344,172
  FPL Group, Inc.                                                                     3,900         249,405
 Environmental Control - 2.22%
  Waste Management, Inc.                                                             14,500         444,425
 Food - 4.78%
  Albertson's, Inc.                                                                   6,400         169,856
  Kraft Foods, Inc. - Class A                                                        12,700         402,336
  Safeway, Inc. (b)                                                                  11,300         286,342
  Sara Lee Corp.                                                                      4,300          98,857
 Forest Products & Paper - 2.41%
  International Paper Co.                                                             3,600         160,920
  Weyerhaeuser Co.                                                                    5,100         321,912
 Health Care - Services - 6.20%
  Aetna, Inc.                                                                         3,800         323,000
  HCA, Inc.                                                                           9,900         411,741
  Health Net, Inc. (b)                                                                8,700         230,550

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                SHARES OR         VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  Tenet Healthcare Corp. (b)                                                         20,700   $     277,587
 Home Builders - 3.40%
  Centex Corp.                                                                       14,900         681,675
 Insurance - 16.06%
  Allstate Corp.                                                                     11,200         521,360
  Assurant, Inc.                                                                      8,000         211,040
  Conseco, Inc. (f)                                                                  10,000         199,000
  Hartford Financial Services Group, Inc.                                             4,200         288,708
  Metlife, Inc.                                                                      21,600         774,360
  Principal Financial Group, Inc.                                                     9,900         344,322
  Prudential Financial, Inc.                                                         12,500         580,875
  St. Paul Travelers Companies, Inc.                                                  7,400         299,996
 Iron & Steel - 1.47%
  Alcoa, Inc.                                                                         8,900         293,967
 Lodging - 1.62%
  MGM Mirage, Inc. (b)                                                                6,900         323,886
 Miscellaneous - Manufacturing - 3.85%
  Eastman Kodak Co.                                                                   7,700         207,746
  Tyco International Ltd.                                                            17,000         563,380
 Oil & Gas - 3.26%
  Royal Dutch Petroleum Co.                                                           4,100         211,847
  Valero Energy Corp.                                                                 6,000         442,560
 Pharmaceuticals - 1.99%
  Merck & Co., Inc.                                                                   8,400         399,000
 Retail - 9.16%
  JC Penney Co., Inc.                                                                 9,100         343,616
  McDonald's Corp.                                                                   10,500         273,000
  Sears, Roebuck & Co.                                                               21,800         823,168
  Target Corp.                                                                        4,600         195,362
  Yum! Brands, Inc.                                                                   5,400         200,988
 Savings & Loans - 1.20%
  Washington Mutual, Inc.                                                             6,200         239,568
 Software - 3.16%
  Computer Associates International, Inc.                                            22,600         634,156
 Telecommunications - .48%
  Alltel Corp.                                                                        1,900          96,178
 Transportation - 2.57%
  CSX Corp.                                                                          15,700         514,489
                                                                                              -------------
 Total Common Stocks (cost: $17,701,579)                                                         18,977,354
                                                                                              -------------
SHORT-TERM INVESTMENTS - 4.74%
  Triparty Repurchase Agreement dated
  June 30, 2004 with Investors Bank & Trust
  Co., effective yield of .65%, due July 1, 2004,
  collateralized by U.S. Treasury Bonds, 5.25%,
  February 15, 2029 with a value of
  $969,231                                                                    $     949,962         949,962
                                                                                              -------------
 Total Short-Term Investments (cost: $949,962)                                                      949,962
                                                                                              -------------
TOTAL SECURITIES (COST: $18,651,541) - 99.43%                                                    19,927,316
OTHER ASSETS AND LIABILITIES, NET - .57%                                                            113,902
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  20,041,218
                                                                                              =============

Atlas American Enterprise Bond Fund

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
MORTGAGE-BACKED OBLIGATIONS - 12.58%
 Government-Sponsored Enterprises - 12.58%
  Fannie Mae,
   5.00% due 02/01/18                                                         $     251,945   $     252,841
   5.50% due 10/01/16-11/01/17                                                      580,495         595,556
   6.00% due 09/01/32-11/01/32                                                      156,835         160,394
   6.50% due 08/01/32                                                               164,516         171,567
   5.25% due 04/15/07                                                               225,000         235,395
  Freddie Mac,
   5.00% due 08/01/18-10/01/18                                                      913,568         916,520
   5.50% due 02/01/17-11/01/17                                                      667,799         684,302
   6.50% due 02/01/33                                                               175,573         183,127
                                                                                              -------------
 Total Mortgage-Backed Obligations (cost: $3,241,703)                                             3,199,702
                                                                                              -------------
GOVERNMENT-SPONSORED ENTERPRISES
(NON-MORTGAGE-BACKED) - 16.61%
  Fannie Mae,
   3.05% due 04/20/07                                                               500,000         494,619
   3.10% due 07/28/08                                                               400,000         382,790
   4.00% due 12/15/08                                                               700,000         692,505
   6.00% due 12/15/05                                                               750,000         785,990
  Federal Home Loan Bank, 3.875% due
   08/22/08                                                                         500,000         495,851
  Freddie Mac,
   3.05% due 01/19/07                                                               605,000         601,498
   4.25% due 06/15/05                                                               225,000         229,336
   4.625% due 07/18/07                                                              300,000         307,281
   4.875% due 03/15/07                                                              225,000         233,532
                                                                                              -------------
 Total Government-Sponsored Enterprises
  (Non-Mortgage-Backed) (cost: $4,267,732)                                                        4,223,402
                                                                                              -------------
U.S. GOVERNMENT OBLIGATIONS - 3.05%
  U.S. Treasury Note, 4.625% due 05/15/06                                           750,000         776,573
                                                                                              -------------
 Total U.S. Government Obligations (cost: $791,115)                                                 776,573
                                                                                              -------------
CORPORATE BONDS AND NOTES - 62.30%
 Apparel - 1.48%
  Gap, Inc. (The), 6.90% Unsec. Nts., due
   09/15/07                                                                         350,000         377,125
 Auto Manufacturers - 3.57%
  DaimlerChrysler North America Holding
   Corp., 7.20% Unsec. Nts., due 09/01/09                                           400,000         435,422
  Ford Motor Credit Co., 6.875% Unsec. Nts.,
   due 02/01/06                                                                     450,000         472,004
 Auto Parts & Equipment - 1.57%
  Lear Corp.,
   8.11% Sr. Nts., due 05/15/09                                                     350,000         398,667
 Banks - 3.36%
  Nations Bank Corp., 7.50% Unsec. Sub. Nts.,
   due 09/15/06                                                                     400,000         433,590
  Wells Fargo & Co., 5.90% Nts., due 05/21/06                                       400,000         420,107
 Beverages - 1.37%
  PepsiCo, Inc., 3.20% Nts., due 05/15/07                                           350,000         348,002
 Building Materials - 1.38%
  American Standard, Inc.,
   7.375% Sr. Unsec. Nts., due 02/01/08                                             275,000         297,000
   7.625% Sr. Unsec. Nts., due 02/15/10                                              50,000          55,000
 Chemicals - 1.84%
  Chevron Phillips Chemical Co. LLC, 5.375%
   Sr. Unsec. Nts., due 06/15/07                                                    450,000         468,592

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
 Commercial Services - 1.88%
  Science Applications International Corp.,
   6.25% Nts., due 07/01/12                                                   $     450,000   $     478,444
 Computers - 6.67%
  Computer Sciences Corp., 3.50% Nts., due
   04/15/08                                                                         400,000         392,326
  Hewlett-Packard Co., 5.50% Nts., due
   07/01/07                                                                         450,000         473,475
  International Business Machines Corp.,
   4.875% Sr. Unsec. Nts., due 10/01/06                                             400,000         414,930
  Lexmark International, Inc., 6.75% Sr. Unsec.
   Unsub. Nts., due 05/15/08                                                        395,000         415,995
 Diversified Financial Services - 15.48%
  CIT Group, Inc., 5.75% Sr. Nts., due
   09/25/07                                                                         450,000         474,236
  Citigroup, Inc., 5.75% Sr. Unsec. Nts., due
   05/10/06                                                                         450,000         471,443
  Countrywide Home Loans, Inc., 5.50%
   Medium-Term Nts., Series K, due 02/01/07                                         450,000         470,063
  General Electric Capital Corp., 4.625% Nts.,
   Series A, due 09/15/09                                                           450,000         454,793
  General Motors Acceptance Corp., 7.50%
   Nts., due 07/15/05                                                               400,000         417,846
  Goldman Sachs Group, Inc., 7.35% Nts.,
   Series B, due 10/01/09                                                           300,000         336,919
  Household Finance Corp., 7.875%
   Sr. Unsec. Nts., due 03/01/07                                                    415,000         458,514
  International Lease Finance Corp., 5.75%
   Unsec. Nts., due 10/15/06                                                        450,000         473,779
  Morgan Stanley Group, Inc., 6.875% Sr. Unsec.
   Unsub. Nts., due 03/01/07                                                        350,000         379,779
 Electric - 2.60%
  Wisconsin Power & Light Co., 7.625%
   Unsec. Nts., due 03/01/10                                                        140,000         160,027
  WPS Resources Corp., 7.00% Sr. Unsec.
   Unsub. Nts., due 11/01/09                                                        450,000         501,442
 Food - 1.81%
  Kraft Foods, Inc., 4.625% Nts., due 11/01/06                                      450,000         460,772
 Insurance - 4.62%
  Harleysville Group, 5.75% Nts., due 07/15/13                                      250,000         232,191
  Markel Corp., 6.80% Sr. Nts., due 02/15/13                                        450,000         467,247
  MGIC Investment Corp., 6.00% Sr. Unsec.
   Nts., due 03/15/07                                                               450,000         476,084
 Media - 1.84%
  AT&T Broadband Corp., 8.375% Unsec. Nts.,
   due 03/15/13                                                                     400,000         469,578
 Oil & Gas - 4.86%
  Conoco, Inc., 6.35% Nts., due 04/15/09                                            350,000         380,332
  Marathon Oil Corp., 5.375% Unsec. Nts., due
   06/01/07                                                                         390,000         407,357
  Occidental Petroleum Corp., 7.375% Sr. Unsec.
   Nts., due 11/15/08                                                               400,000         447,624
 Pharmaceuticals - 1.27%
  AmerisourceBergen Corp., 8.125% Sr. Nts.,
   due 09/01/08                                                                     300,000         323,250
 Retail - 1.54%
  Tricon Global Restaurants, Inc., 7.65% Sr. Nts.,
   due 05/15/08                                                                     350,000         390,801
 Semiconductors - 1.86%
  Texas Instruments Corp., 6.125% Unsec. Nts.,
   due 02/01/06                                                               $     450,000   $     472,524
 Telecommunications - 3.30%
  SBC Communications, Inc., 5.75% Sr. Unsec.
   Nts., due 05/02/06                                                               350,000         366,241
  Sprint Capital Corp., 6.125% Sr. Unsec. Unsub
   Nts., due 11/15/08                                                               450,000         473,004
                                                                                              -------------
 Total Corporate Bonds and Notes (cost: $16,170,579)                                             15,846,525
                                                                                              -------------
TOTAL SECURITIES (COST: $24,471,129) - 94.54%                                                    24,046,202
OTHER ASSETS AND LIABILITIES, NET - 5.46%                                                         1,389,232
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  25,435,434
                                                                                              =============

Atlas California Municipal Bond Fund

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
FIXED RATE BONDS AND NOTES - 89.91%
  A B C, Unified School District, Capital
   Appropriation, FGIC Insured, Series B,
   0.00% due 08/01/23                                                         $   2,000,000   $     710,580
  Abag Financing Authority For Nonprofit
   Corps., Schools of Sacred Heart, Series A,
   6.15% due 06/01/15                                                             1,000,000       1,064,130
   6.45% due 06/01/30                                                             2,600,000       2,718,768
  Alameda Corridor Transportation Authority
   Revenue, AMBAC Insured, 5.25% due
   10/01/21                                                                       3,000,000       1,964,310
  Anaheim Public Financing Authority, Lease
   Revenue, Public Improvements Project,
   Series A, FSA Insured, 5.00% due 03/01/37                                      6,000,000       5,844,120
  Bay Area Toll Authority, San Francisco
   Bay Area, Series D, 5.00% due 04/01/16                                         1,000,000       1,046,110
  Beverly Hills, Unified School
   District Refunding,
   5.50% due 05/01/17                                                             1,000,000       1,111,100
   5.50% due 05/01/18                                                               990,000       1,104,078
   5.50% due 05/01/20                                                               765,000         849,089
  Burbank, Glendale, Pasadena Airport
   Authority, Airport Revenue Refunding,
   AMBAC Insured, 6.40% due 06/01/10                                              2,000,000       2,007,440
  Capistrano, Unified School District, School
   Facilities Improvement District No. 1,
   Series C, FSA Insured, 5.50% due 08/01/22                                      1,215,000       1,288,933
  Centinella Valley, Unified School District
   Refunding, Series A, MBIA Insured, 5.25%
   due 08/01/31                                                                   1,000,000       1,042,460
  Central Coast Water Authority, Revenue
   Refunding, State Water Project, Regional
   Facilities, Series A, AMBAC Insured, 5.00%
   due 10/01/22                                                                   3,250,000       3,278,242
  Chaffey Community College District, Series A,
   FSA Insured, 5.25% due 07/01/17                                                1,605,000       1,714,124
  Contra Costa Water District, Water Treatment
   Revenue Refunding, Series G,
   MBIA Insured, 5.90% due 10/01/08                                               3,600,000       3,712,788

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  East Bay Municipal Utility District, Water
   System Revenue, MBIA Insured, 5.00%
   due 06/01/26                                                               $   3,000,000   $   2,988,000
  Elk Grove, Unified School District, Special Tax
   Refunding, Community Facilities District 1,
   AMBAC Insured, 6.50% due 12/01/24                                              1,500,000       1,811,820
  Foothill/Eastern Corridor Agency, Toll
   Road Revenue,
   5.75% due 01/15/40                                                             7,345,000       7,086,603
   MBIA Insured, 0.00% due 01/15/20                                               3,000,000       2,522,580
  Jurupa, Unified School District, FGIC Insured,
   5.50% due 08/01/15                                                             1,125,000       1,225,777
  Kern High School District Refunding,
   Series 1990-C, MBIA Insured, 6.25% due
   08/01/12                                                                       1,200,000       1,414,236
  LA Quinta, Redevelopment Agency,
   Tax Allocation, Project Area #1,
   AMBAC Insured, 5.00% due 09/01/21                                              1,000,000       1,016,110
  Lodi, Unified School District, MBIA Insured,
   5.00% due 08/01/19                                                             2,990,000       3,078,026
   5.00% due 08/01/22                                                             4,195,000       4,256,121
  Long Beach Harbor Revenue, MBIA Insured,
   AMT, 5.25% due 05/15/25                                                        2,000,000       2,001,980
   Series B, FGIC Insured, 5.00% due 05/15/17                                     3,000,000       3,145,230
  Long Beach, Unified School District,
   Election 1999, Series C, MBIA Insured,
   5.00% due 08/01/21                                                             2,245,000       2,280,202
  Los Angeles, COP, Sonnenblick Del Rio,
   AMBAC Insured, 6.00% due 11/01/19                                              2,000,000       2,258,280
  Los Angeles, Department of Water and Power
   Waterworks Revenue, Series A, 5.125% due
   07/01/41                                                                       6,500,000       6,395,090
  Los Angeles, Harbor Development Revenue,
   7.60% due 10/01/18                                                               140,000         173,173
  Los Angeles, Unified School District, Series A,
   MBIA Insured, 5.375% due 07/01/18                                              1,000,000       1,072,600
  Los Banos, Unified School District, Election
   of 1995, FGIC Insured, 5.00% due 08/01/25                                      1,005,000       1,006,940
  Manhattan Beach, Unified School District,
   Series A, FGIC Insured, 0.00% due 09/01/16                                     2,690,000       1,490,690
  Maritime Infrastructure Authority, Airport
   Revenue, San Diego University, Port District
   Airport, AMBAC Insured, AMT, 5.00% due
   11/01/20                                                                       9,500,000       9,505,130
  Modesto High School District, Stanislaus
   County, Capital Appropriation, Series A,
   FGIC Insured, 0.00% due 08/01/26                                               4,000,000       1,153,560
  Modesto Irrigation District COP, Refunding
   and Capital Improvement, Series B, 5.30%
   due 07/01/22                                                                   2,865,000       2,865,315
  Mt. Diablo, Unified School District, FSA
   Insured, 5.00% due 08/01/24                                                    1,000,000       1,003,920
  Natomas, Unified School District,
   1999 Refunding, MBIA Insured, 5.95% due
   09/01/21                                                                       1,000,000       1,146,560
  North Orange County, Community College
   District, Election of 2002, Series B,
   FGIC Insured, 5.00% due 08/01/20                                               1,000,000       1,028,700
  Northern California Power Agency Public
   Power Revenue Refunding, Hydroelectric
   Project 1, Series A, AMBAC Insured,
   7.50% due 07/01/23                                                         $      50,000   $      65,237
  Oakland Building Authority Lease Revenue,
   Elihu M. Harris, Series A, AMBAC Insured,
   5.00% due 04/01/23                                                             2,330,000       2,340,229
  Pacifica, COP, Street Improvement Project,
   AMBAC Insured, 5.875% due 11/01/29                                             1,105,000       1,180,085
  Palo Alto, Unified School District, Series B,
   5.375% due 08/01/18                                                            1,250,000       1,330,537
  Pasadena, Electric Revenue, MBIA Insured,
   5.00% due 06/01/19                                                             4,625,000       4,758,847
  Pomona, Unified School District, Series C,
   FGIC Insured, 6.00% due 08/01/25                                                 500,000         555,625
  Puerto Rico, Commonwealth,
   Public Improvement,
   5.00% due 07/01/27                                                             1,000,000       1,090,910
   FSA Insured, 5.125% due 07/01/30                                               2,000,000       2,118,080
   Series A, MBIA Insured, 5.00% due 07/01/30                                     1,200,000       1,256,364
   Series A, MBIA Insured, 5.50% due 07/01/13                                     1,000,000       1,126,160
   Series A, MBIA Insured, 5.50% due 07/01/14                                     1,000,000       1,126,620
   Series C, 6.00% due 07/01/13                                                   2,000,000       2,189,540
  Puerto Rico, Electric Power Authority, Power
   Revenue Refunding, Series Z, 5.25% due
   07/01/21                                                                       2,000,000       2,036,120
  Puerto Rico, Electric Power Authority,
   Power Revenue,
   Series II, FSA Insured, 5.125% due 07/01/26                                    3,000,000       3,042,780
   Series KK, FSA Insured, 5.50% due 07/01/15                                     1,000,000       1,122,040
  Puerto Rico, Highway and Transportation
   Authority, Transportation Revenue, Series A,
   5.00% due 07/01/38                                                             3,500,000       3,345,930
  Puerto Rico, Infrastructure Financing
   Authority, Series A, 5.50% due 10/01/32                                        1,000,000       1,047,360
  Puerto Rico, Public Buildings Authority,
   Guaranteed Revenue,
   Series D, 5.375% due 07/01/33                                                  4,500,000       4,545,135
   Series H, FGIC Insured, 5.25% due 07/01/13                                       890,000         985,470
  Puerto Rico, Public Finance Corp.,
   Commonwealth Appropriation,
   Series A, MBIA Insured, 5.50% due 08/01/15                                     3,000,000       3,363,780
   Series E, 5.50% due 08/01/29                                                   2,250,000       2,421,900
  Rowland, Unified School District, Election of
   2000, Series B, MBIA Insured, 5.25% due
   08/01/23                                                                       2,115,000       2,187,481
  Sacramento Municipal Utility District, Series K,
   AMBAC Insured, 5.75% due 07/01/18                                              2,350,000       2,660,576
  Sacramento Sanitation District Financing
   Authority Revenue, AMBAC Insured,
   5.00% due 12/01/27                                                             1,250,000       1,243,125
  Salinas, Unified High School District, Series A,
   MBIA Insured, 5.375% due 06/01/22                                              2,830,000       2,976,169
  San Bernardino County, COP, Medical Center
   Financing Project, MBIA Insured, 5.00%
   due 08/01/28                                                                   1,500,000       1,473,135
  San Diego, COP, 5.25% due 10/01/28                                              1,000,000         999,910
  San Diego, Public Safety Communication
   Project, 6.50% due 07/15/09                                                    1,525,000       1,763,495

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  San Diego, Unified School District, Election
   of 1998, Series D, FGIC Insured,
   5.25% due 07/01/19                                                         $   2,000,000   $   2,115,260
   5.25% due 07/01/25                                                             3,260,000       3,346,781
  San Francisco City and County Airport
   Commission, International Airport Revenue,
   Issue 23B, Second Series, FGIC Insured,
   5.00% due 05/01/24                                                             3,000,000       2,999,790
  San Francisco City and County, COP,
   San Bruno Jail #3, AMBAC Insured, 5.25%
   due 10/01/33                                                                   4,000,000       4,027,200
  San Joaquin Hills Transportation Corridor
   Agency, Toll Road Revenue,
   7.40% due 01/01/07                                                             1,000,000       1,121,630
   7.50% due 01/01/09                                                             1,000,000       1,177,240
  San Jose Library, Parks and Public Safety
   Projects, 5.00% due 09/01/21                                                   3,830,000       3,901,736
  San Jose Redevelopment Agency Tax
   Allocation, Merged Area Redevelopment
   Project Refunding, MBIA Insured,
   5.00% due 08/01/20                                                               855,000         864,405
  San Jose, Unified School District, Santa Clara
   County, Series A, FSA Insured,
   5.00% due 08/01/21                                                             1,745,000       1,777,457
   5.00% due 08/01/22                                                             3,700,000       3,753,909
  San Mateo County, Joint Powers Authority,
   Lease Revenue Capital Projects, Series A,
   FSA Insured, 5.125% due 07/15/32                                               2,145,000       2,135,455
  Sanger, Unified School District, MBIA Insured,
   5.60% due 08/01/23                                                             2,530,000       2,797,801
  Santa Ana, Unified School District,
   MBIA Insured, 5.375% due 08/01/19                                              1,065,000       1,130,508
  Santa Barbara, Revenue COP, Retirement
   Services, 5.75% due 08/01/20                                                   2,000,000       2,147,520
  Santa Clara Valley Transportation Authority,
   Sales Tax Revenue, MBIA Insured, Series A,
   5.00% due 06/01/18                                                             2,000,000       2,071,080
  Santa Clara, Unified School District, Election
   of 1997, MBIA Insured, 5.00% due 07/01/21                                      1,795,000       1,828,172
  Santa Margarita, Dana Point Authority Revenue
   Refunding, Improvement Districts 3, 3A, 4
   and 4A, Series B, MBIA Insured,
   7.25% due 08/01/07                                                               500,000         568,920
   7.25% due 08/01/13                                                             2,000,000       2,499,160
  South Whittier, Elementary School District,
   Capital Appropriation, Series A, FGIC Insured,
   0.00% due 08/01/13                                                               500,000         334,805
   0.00% due 08/01/14                                                               250,000         157,775
  State Department of Veteran Affairs, Home
   Purchase Revenue, Series A, AMBAC Insured,
   5.35% due 12/01/27                                                             2,000,000       2,039,980
  State Department of Water Resources, Power
   Supply Revenue, Series W, FSA Insured,
   5.125% due 12/01/29                                                            2,000,000       2,006,640
  State Educational Facilities Authority Revenue
   Refunding,
   California Institue of Technology, 5.00%
   due 10/01/32                                                                   1,000,000         992,890
   College of Arts, 5.75% due 06/01/25                                            2,000,000       2,011,220
   Dominican University, 5.75% due 12/01/30                                       1,000,000       1,015,480
   Loyola Marymount University, MBIA
   Insured, 5.00% due 10/01/22                                                $     700,000   $     707,350
   Pepperdine University, 5.75% due 09/15/30                                      2,000,000       2,083,000
   Santa Clara University, MBIA Insured,
   5.00% due 09/01/23                                                             3,750,000       3,862,088
   Scripps College, 5.00% due 08/01/31                                              500,000         479,925
   Stanford University, Series R, 5.00% due
   11/01/21                                                                       2,000,000       2,045,460
   University of Southern California, Series C,
   5.125% due 10/01/28                                                            2,695,000       2,700,309
  State Health Facilities Financing Authority,
   Revenue Refunding, Adventist Health
   System, Series A, 5.00% due 03/01/33                                           3,000,000       2,776,470
  State Health Facilities Financing Authority,
   Revenue Refunding, Scripps Health, Series A,
   MBIA Insured, 5.00% due 10/01/22                                                 500,000         503,700
  State Health Facilities Financing Authority,
   Revenue Refunding, Stanford Health Care,
   Series A, 5.00% due 11/15/23                                                   2,000,000       1,956,180
   FSA Insured, 5.00% due 11/15/28                                                1,000,000         981,970
  State Housing Finance Agency Revenue
   Home Mortgage, Multi-Family Program,
   Series B, AMBAC Insured, AMT, 6.05%
   due 08/01/16                                                                   2,000,000       2,076,040
   Series F, MBIA Insured, AMT, 6.10% due
   08/01/15                                                                       1,000,000       1,020,280
   Series H, AMT, 6.15% due 08/01/16                                                185,000         191,014
   Series I, MBIA Insured, AMT, 5.65% due
   08/01/17                                                                       1,400,000       1,443,022
   Series K, MBIA Insured, 6.15% due
   08/01/16                                                                       2,715,000       2,827,157
   Series L, MBIA Insured, AMT, 5.55% due
   08/01/05                                                                         300,000         309,228
   Series Q, MBIA Insured, 5.85% due
   08/01/16                                                                         980,000       1,018,377
  State Infrastructure & Economic Development
   Bank, Revenue,
   J. David Gladstone Institute Project, 5.25%
   due 10/01/34                                                                   3,000,000       2,911,290
   Kaiser Hospital, Assistance I-Limited Liablity
   Co., Series A, 5.55% due 08/01/31                                              3,500,000       3,498,845
   YMCA, Metropolitan Los Angeles Project,
   AMBAC Insured, 5.25% due 02/01/26                                              2,000,000       2,033,040
  State Pollution Control Financing Authority,
   Solid Waste Disposal Revenue, Waste
   Management, Inc. Project, Series C, AMT,
   4.85% due 12/01/27                                                             1,000,000       1,028,500
  State Public Works Board, Department of
   Corrections, Series C, 5.50% due 06/01/23                                      1,000,000       1,021,330
  State Public Works Board, Lease Revenue,
   Coalinga State Hospital, Series A, 5.125%
   due 06/01/29                                                                   2,000,000       1,927,700
  State Public Works Board, Lease Revenue,
   UCLA Replacement Hospital, Series A,
   FSA Insured, 5.375% due 10/01/17                                               1,700,000       1,815,974
  State Public Works Board, Lease Revenue,
   Various Univeristy of California Projects,
   Series C, AMBAC Insured, 5.125% due
   09/01/22                                                                       1,475,000       1,498,644

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  State Rural Home Mortgage Finance
   Authority, Single Family Revenue Refunding,
   Series C, AMT, 7.50% due 08/01/27                                          $     110,000   $     115,119
  State, Department of Water Resources, Power
   Supply Revenue, Series A, 5.375% due
   05/01/22                                                                       4,500,000       4,633,605
  State, General Obligation,
   5.00% due 02/01/17                                                               500,000         515,820
   5.00% due 07/01/17                                                             5,000,000       5,179,100
   5.00% due 02/01/32                                                             2,500,000       2,391,800
   5.00% due 02/01/33                                                             3,600,000       3,441,744
   5.25% due 02/01/28                                                             5,000,000       5,001,600
   5.25% due 04/01/34                                                             2,000,000       1,984,640
   5.50% due 06/01/20                                                             2,765,000       2,909,195
   5.50% due 06/01/25                                                             1,590,000       1,635,935
   5.625% due 05/01/19                                                              400,000         428,108
   Series BH, AMT, 5.60% due 12/01/32                                             1,000,000       1,000,410
  Statewide Communities Development
   Authority, California Endowment,
   5.00% due 07/01/33                                                             3,000,000       2,977,290
   COP, 6.00% due 08/01/28                                                        2,000,000       2,040,660
   Memorial Health Services, Series A, 5.50%
   due 10/01/33                                                                   2,000,000       1,968,360
  Statewide Communities Development
   Authority, Kaiser Permanente, Series I,
   3.45% due 04/01/35                                                             2,000,000       1,895,940
  Statewide Communities Development
   Authority, Multi-Family Revenue,
   Residential-B, 5.20% due 12/01/29                                              2,500,000       2,634,600
  Stockton Health Facilities Revenue, Dameron
   Hospital, Series A, 5.70% due 12/01/14                                           200,000         207,526
  Turlock Irrigation District Revenue
   Refunding, Series A, MBIA Insured,
   6.00% due 01/01/10                                                               500,000         566,620
  University of Calfornina, Multi-Purpose
   Projects, Series M, FGIC Insured, 5.125%
   due 09/01/21                                                                   5,440,000       5,578,992
  University of Puerto Rico University System
   Revenue Bonds, COP, Series O,
   MBIA Insured, 5.375% due 06/01/30                                              1,000,000       1,023,270
  Upland, COP, San Antonio Community
   Hospital, 5.00% due 01/01/18                                                   2,745,000       2,684,390
  Upland, Unified School District, Capital
   Appropriation, Election of 2000, FSA Insured,
   5.125% due 08/01/25                                                            1,000,000       1,011,180
  Vallejo Revenue Water Improvement Project,
   Series B, FGIC Insured, 6.50% due 11/01/14                                     4,000,000       4,068,440
  Vallejo, Unified School District, Series A,
   MBIA Insured, 5.90% due 02/01/17                                               1,000,000       1,143,530
  Westside, Unified School District Refunding,
   Series C, AMBAC Insured, 6.00% due
   08/01/14                                                                         300,000         348,951
                                                                                              -------------
 Total Fixed Rate Bonds and Notes (cost: $286,830,714)                                          294,662,087
                                                                                              -------------
VARIABLE RATE DEMAND NOTES * - 8.70%
  Concord, Multi-Family Mortgage Revenue,
   1.00% due 07/15/18                                                               200,000         200,000
  Irvine Improvement Bond Act of 1915,
   Assessment District No. 85-7, FSA Insured,
   1.03% due 09/02/11                                                             1,000,000       1,000,000
  Irvine Ranch Water District,
   District Nos. 140, 240, 105 & 250, 1.07%
   due 04/01/33                                                               $   1,100,000   $   1,100,000
  Irvine, Unified School District Special Tax,
   Community Facilities District No. 01-1,
   1.07% due 09/01/38                                                               100,000         100,000
  Los Angeles Housing Authority, Multi-Family
   Housing Revenue, Malibu Meadows Project,
   Series B, 1.07% due 04/15/28                                                   3,200,000       3,200,000
  Los Angeles, Community Development,
   Willowbrook Project, 1.04% due 11/01/15                                        2,600,000       2,600,000
  Los Angeles, Community Redevelopment
   Agency, Multi-family Housing Revenue,
   Academy Village Apartments, Series A, AMT,
   1.11% due 10/01/19                                                               500,000         500,000
  Los Angeles, Unified School District, Belmont
   Learning Complex, Series A, 1.02% due
   12/01/17                                                                       1,400,000       1,400,000
  Metropolitan Water District Southern
   California Waterworks Revenue, Series C-2,
   1.00% due 07/01/36                                                             1,500,000       1,500,000
  Orange County, Apartment Development
   Revenue,
   Aliso Creek Project, Series B, 1.06%
   due 11/01/22                                                                   2,295,000       2,295,000
   Capistrano Pointe Project, Series A, 1.07%
   due 12/01/29                                                                   1,000,000       1,000,000
  Rancho Mirage, Joint Powers Financing
   Authority, Eisenhower Medical Center,
   Series A, 1.00% due 01/01/26                                                   2,000,000       2,000,000
   Series B, 1.00% due 01/01/26                                                   1,700,000       1,700,000
  Riverside County Housing Authority,
   Multi-Family Housing Mortgage Revenue,
   1.06% due 08/01/25                                                             1,075,000       1,075,000
  San Francisco, City and Country
   Redevelopment Agency, Multi-Family
   Revenue, Fillmore Center Project, Series A-1,
   1.07% due 12/01/17                                                             1,000,000       1,000,000
  Southern California Public Power Authority
   Transmission Project, Revenue Refunding,
   Southern Transmission, Series A, FSA Insured,
   1.00% due 07/01/23                                                             1,800,000       1,800,000
  State Health Facilities Financing Authority,
   Revenue Refunding, Scripps Health, Series A,
   MBIA Insured, 1.02% due 10/01/22                                               2,000,000       2,000,000
  State Pollution Control Financing Authority,
   Pollution Control Revenue, Pacific Gas &
   Electric Co., 1.10% due 11/01/26                                                 700,000         700,000
  Sweetwater, Unified School District, COP,
   FSA Insured, 1.06% due 06/01/13                                                3,065,000       3,065,000
  Tahoe Forest, Hospital District Revenue,
   1.08% due 07/01/33                                                               300,000         300,000
                                                                                              -------------
 Total Variable Rate Demand Notes * (cost: $28,535,000)                                          28,535,000
                                                                                              -------------
TOTAL SECURITIES (COST: $315,365,714) - 98.61%                                                  323,197,087
OTHER ASSETS AND LIABILITIES, NET - 1.39%                                                         4,539,161
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $ 327,736,248
                                                                                              =============

Atlas National Municipal Bond Fund

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
FIXED RATE BONDS AND NOTES - 92.36%
  A B C California, Unified School District,
   Capital Appropriation, Series B, FGIC Insured,
   0.00% due 08/01/24                                                         $   1,715,000   $     566,001
  Agua Caliente Band Cahuilla Indians,
   California Revenue, 6.00% due 07/01/18                                         1,000,000         985,870
  Alabama State Docks Department, Docks
   Facilities Revenue, MBIA Insured, AMT,
   6.10% due 10/01/13                                                             1,000,000       1,084,770
  Anchorage, Alaska, Electric Utility Revenue
   Refunding, Senior Lien, MBIA Insured,
   8.00% due 12/01/10                                                               985,000       1,230,817
  Arizona, University Medical Center Corp.,
   Hospital Revenue, 5.00% due 07/01/33                                           1,000,000         909,130
  Boulder County, Colorado, Development
   Revenue, University Corp. for Atmospheric
   Research, MBIA Insured, 5.00% due
   09/01/27                                                                       1,880,000       1,868,889
  Broward County, Florida, Resource Recovery
   Revenue, Wheelabrator South-B, 4.50% due
   06/01/11                                                                         400,000         409,392
  Burlington, Kansas, Pollution Control Revenue,
   Kansas Gas & Electric Co. Project, Series A,
   MBIA Insured, 5.30% due 06/01/31                                                 500,000         508,465
  Calcasieu Parish, Louisiana, Public Trust
   Authority, Student Lease Revenue, McNeese
   Student Housing Project, MBIA Insured,
   5.25% due 05/01/33                                                             1,295,000       1,312,340
  California, Department of Water Resources,
   Power Supply Revenue, Series A, 5.375% due
   05/01/22                                                                       1,000,000       1,029,690
  California, Educational Facilities Authority
   Revenue Refunding, Santa Clara University,
   MBIA Insured, 5.00% due 09/01/23                                               1,000,000       1,029,890
  California, General Obligation,
   5.00% due 07/01/17                                                             1,500,000       1,553,730
   5.00% due 10/01/22                                                               700,000         699,944
   5.00% due 02/01/32                                                               500,000         478,360
   5.00% due 02/01/33                                                             1,200,000       1,147,248
  Capital Trust Agency, Florida, Revenue,
   Seminole Tribe Convention, Series A,
   8.95% due 10/01/33                                                               225,000         259,425
   10.00% due 10/01/33                                                              610,000         725,790
  Charles City County, Virginia, Industrial
   Development Authority, Waste Management
   Virginia, Inc. Project, AMT, 4.875% due
   02/01/09                                                                       1,000,000       1,020,870
  Chatham County, Georgia, Hospital Authority
   Revenue, Memorial Health Medical Center,
   Series A, 6.125% due 01/01/24                                                  1,000,000       1,053,910
  Chesterfield County, Virgina, Industrial
   Development Authority, Pollution Control
   Revenue, Virgina Electric and Power Co.,
   5.875% due 06/01/17                                                            1,500,000       1,590,840
  Chicago, Illinois, Metropolitan Water
   Reclamation District, Greater Chicago
   Capital Improvement, 7.25% due 12/01/12                                        1,500,000       1,863,360
  Chicago, Illinois, Park District Aquarium &
   Museum, Series B, 6.50% due 11/15/13                                           1,500,000       1,558,395
  Colorado Department of Transportation,
   Revenue Anticipation Notes, Series A,
   MBIA Insured, 5.25% due 06/15/10                                           $   1,000,000   $   1,099,290
  Colorado Educational & Cultural Facilities
   Authority Revenue, 5.875% due 04/01/22                                           500,000         513,880
  Colorado Health Facilities Authority, Vail Valley
   Medical Center Project, 5.75% due 01/15/22                                     1,770,000       1,792,603
  Colorado Housing Finance Authority,
   Single Family Program, Senior Series A-1,
   AMT, 7.40% due 11/01/27                                                          105,000         106,539
  Colorado Public Highway Authority, E-470,
   Capital Appropriation Senior Series B,
   MBIA Insured, 0.00% due 09/01/21                                               2,000,000         799,820
  Colorado Springs, Colorado, Utilities System
   Revenue, Sub-Lien Improvement, Series A,
   5.00% due 11/15/33                                                             1,000,000         983,300
  Colorado, South Suburban Parks & Recreation
   District Revenue, AMBAC Insured,
   5.375% due 09/15/18                                                            2,160,000       2,314,375
  Connecticut State Health & Educational
   Facilities Authority Revenue, 5.125% due
   07/01/27                                                                       2,700,000       2,716,200
  Cook County, Illinois, MBIA Insured, 7.25%
   due 11/01/07                                                                     620,000         667,238
  Cuyahoga, Ohio, Refunding Revenue Bonds,
   Series A, 5.50% due 01/01/29                                                   1,000,000       1,004,930
  Dallas-Fort Worth, Texas, International Airport
   Revenue, Refunding and Improvement,
   Series A, FGIC Insured, AMT, 5.50% due
   11/01/31                                                                       1,500,000       1,521,555
  Denver, City and County Airport Revenue,
   Series B, 5.00% due 11/15/33                                                   1,000,000         974,400
  El Paso County School District No. 20,
   FGIC Insured, 5.50% due 12/15/23                                               1,000,000       1,065,220
  Escambia, Florida, Health Facilities Authority
   Revenue, Ascension Health Credit, Series A,
   5.25% due 11/15/11                                                             1,000,000       1,078,310
  Foothill/Eastern Corridor Agency, Toll Road
   Revenue, 5.75% due 01/15/40                                                    2,000,000       1,929,640
  Illinois State General Obligation, FSA Insured,
   5.375% due 05/01/13                                                            2,000,000       2,212,560
  Indianapolis, Indiana, Airport Authority
   Revenue, Special Facilities, Federal Express
   Corp., AMT, 7.10% due 01/15/17                                                   500,000         512,050
  Interlocken Metro District, Colorado, Series C,
   0.00% due 12/15/25                                                             1,500,000         428,760
  Jones County, Mississippi, Hospital Revenue,
   South Central Regional Medical Center,
   5.50% due 12/01/17                                                               250,000         247,187
  Kansas City, Kansas, Utility System Revenue,
   Unrefunded Balance, FGIC Insured,
   6.375% due 09/01/23                                                            1,010,000       1,037,472
  Kern, California, High School District,
   Series 1990-C Election, MBIA Insured,
   6.25% due 08/01/10                                                               545,000         632,096
  Lakota, Ohio, Local School District, AMBAC
   Insured, 7.00% due 12/01/09                                                    1,740,000       2,047,214
  Larimer County, Colorado, School District
   No. R-001, MBIA Insured, 5.50% due
   12/15/23                                                                       1,000,000       1,061,280

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  Long Beach, California, Harbor Revenue,
   Series B, FGIC Insured, 5.00% due 05/15/18                                 $   1,000,000   $   1,041,080
  Long Island Power Authority, New York,
   Electric System Revenue, 5.00% due
   06/01/08                                                                       1,500,000       1,588,635
  Maricopa County, Arizona, Unified School
   District 69, Paradise Valley Refunding,
   MBIA Insured, 6.35% due 07/01/10                                                 600,000         693,828
  Maryland State Health & Higher Educational
   Facilities Authority Revenue,
   John Hopkins University, Series A,
   5.00% due 07/01/33                                                             1,000,000         990,920
   Lifebridge Health, Series A, 5.125% due
   07/01/34                                                                       1,000,000         967,440
  Massachusetts State Industrial Finance Agency
   Revenue, 5.65% due 10/01/18                                                      500,000         515,655
  Metropolitan Pier & Exposition Authority,
   Illinois, Dedicated State Tax Revenue,
   McCormick Place Expansion Project,
   Capital Appropriation, FGIC Insured, 0.00%
   due 06/15/29                                                                   4,000,000         981,320
   Prerefunded, Series A, 7.25% due 06/15/05                                         35,000          36,855
   Prerefunded, Series A, 7.25% due 06/15/05                                        105,000         110,637
   Prerefunded, Series A-2002, 7.25% due
   06/15/05                                                                         105,000         110,606
   Unrefunded Balance, Series A-2002, 7.25%
   due 06/15/05                                                                       5,000           5,256
  Metropolitan Transportation Authority,
   New York, Service Contract, Series A,
   5.125% due 01/01/29                                                            1,000,000         986,950
   5.75% due 01/01/18                                                             1,000,000       1,114,720
  Metropolitan Transportation Authority,
   New York, Transportation Facilities Revenue,
   Series 8, 5.375% due 07/01/21                                                  1,000,000       1,117,120
  Mississippi Higher Education Assistance Corp.,
   Student Loan Revenue, Series C, AMT,
   6.05% due 09/01/07                                                               215,000         215,731
  Mohegan Tribe Indians, Connecticut Gaming
   Authority, Public Improvement, Priority
   Distribution, 6.25% due 01/01/31                                               1,000,000       1,035,660
  Monroe County, Pennsylvania, Hospital
   Authority Revenue, Pocono Medical Center,
   6.00% due 01/01/43                                                             1,000,000         985,660
  Nevada Housing Division, Single Family
   Mortgage, Series C, AMT, 6.60% due
   04/01/14                                                                         160,000         161,410
  New Hampshire State Business Financing
   Authority, Pollution Control Revenue, Central
   Maine Power Co., 5.375% due 05/01/14                                           1,300,000       1,357,655
  New York City, New York, General Obligation,
   Series F, 6.00% due 08/01/11                                                     500,000         538,735
   Series I, 5.875% due 03/15/14                                                    500,000         538,950
   Series L, 5.75% due 08/01/12                                                     500,000         540,825
  New York City, New York, Municipal Water
   Finance Authority, Water & Sewer Systems
   Revenue,
   Prerefunded, Series B, 6.00% due 06/15/33                                        625,000         718,575
   Unrefunded, Series B, 6.00% due 06/15/33                                         375,000         423,469
  New York City, New York, Transitional
   Financing Authority Revenue, Future Tax
   Secured, Series B, 5.00% due 05/01/30                                      $   1,000,000   $     978,630
  New York State Dormitory Authority
   Revenue, North Shore Long Island Jewish
   Group, 5.375% due 05/01/23                                                     1,200,000       1,208,712
  New York State Highway Authority, Service
   Contract Revenue, Local Highway and Bridge,
   Prerefunded, 5.00% due 04/01/17                                                  205,000         222,489
   Unrefunded, 5.00% due 04/01/17                                                   795,000         817,626
  North Carolina, Eastern Municipal Power
   Agency, Power System Revenue,
   Series C, 5.375% due 01/01/17                                                  1,000,000       1,032,710
   Series D, 5.125% due 01/01/23                                                    500,000         489,185
  North Carolina, Municipal Power Agency,
   Series B, 6.375% due 01/01/08                                                  1,000,000       1,100,240
  North Carolina, State Facilities Financing
   Agency Revenue, Duke University Project,
   Series A, 5.125% due 07/01/42                                                  2,000,000       1,965,820
  Phoenix, Arizona, Civic Improvement Corp.,
   Water System Revenue, FGIC Insured,
   5.25% due 07/01/18                                                             1,000,000       1,090,350
  Pinal County, Arizona, Unified School
   District 43, Apache JCT, Series A,
   FGIC Insured, 6.80% due 07/01/09                                                 425,000         493,935
  Port of Seattle, Washington, Revenue, Series B,
   MBIA Insured, AMT, 5.625% due 02/01/24                                         1,000,000       1,029,390
  Puerto Rico Commonwealth, Public
   Improvement, Series A, FGIC Insured, 5.50%
   due 07/01/18                                                                   2,000,000       2,239,300
  Puerto Rico, Commonwealth, Public
   Improvement,
   Series A, MBIA Insured, 5.50% due 07/01/14                                       500,000         563,310
   Series C, 6.00% due 07/01/13                                                   1,000,000       1,094,770
  Puerto Rico, Electric Power Authority, Power
   Revenue Refunding, Series Z, 5.25% due
   07/01/21                                                                       1,000,000       1,018,060
  Puerto Rico, Infrastructure Financing
   Authority, Series A, 5.50% due 10/01/32                                        1,000,000       1,047,360
  Puerto Rico, Public Buildings Authority
   Revenue, Series D, 5.25% due 07/01/27                                          1,000,000       1,003,950
  Rhode Island Health and Educational Building
   Corp. Revenue, Higher Education Facility,
   Salve Regina University, 5.125% due
   03/15/32                                                                       1,500,000       1,443,015
  Salt River Project, Arizona, Agricultural
   Improvement and Power District, Series A,
   5.00% due 01/01/22                                                             1,150,000       1,170,022
  Steubenville, Ohio Hospital Revenue, Facilities
   Refunding and Improvement, Trinity Health
   System, 6.50% due 10/01/30                                                     1,000,000       1,047,360
  Superior, Wisconsin, Limited Obligation
   Revenue Refunding, Midwest Energy
   Resources, Series E, FGIC Insured, 6.90%
   due 08/01/21                                                                     500,000         624,675
  Tallassee, Alabama, Industrial Development
   Board Revenue Refunding, Dow United
   Technologies Corp., Series B, 6.10% due
   08/01/14                                                                       1,000,000       1,095,640

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  Tucson, Arizona, Water Revenue, FGIC
   Insured, 5.50% due 07/01/17                                                $   2,250,000   $   2,463,210
  University of California Revenue, Multiple
   Purpose Projects, Series M, FGIC Insured,
   5.125% due 09/01/22                                                            1,000,000       1,021,280
  University of Colorado, COP, Master Lease
   Purchase Agreement, Series A, AMBAC
   Insured, 5.00% due 06/01/33                                                    1,000,000         983,430
  University of Texas, Permanent University
   Fund, Series B, 5.00% due 07/01/23                                             1,300,000       1,310,179
  Vermont Educational and Health Buildings
   Financing Agency, Norwich University
   Project, 5.50% due 07/01/21                                                    1,000,000       1,012,220
  Washington State Public Power Supply,
   Series A, Prerefunded, 7.25% due 07/01/06                                        470,000         516,450
   Series A, Unrefunded, 7.25% due 07/01/06                                          30,000          32,874
  Wyandotte, Kansas, Unified Government,
   General Motors Corp. Project, 6.00%
   due 06/01/25                                                                   1,000,000       1,027,430
                                                                                              -------------
 Total Fixed Rate Bonds and Notes (cost: $94,542,668)                                            97,554,359
                                                                                              -------------
VARIABLE RATE DEMAND NOTES * - 5.95%
  Alachua, Florida, Health Facilities Authority
   Revenue, Shands Teaching Hospital, Series B,
   MBIA Insured, 1.00% due 12/01/26                                                 200,000         200,000
  Anchorage, Alaska, Higher Education Revenue,
   Alaska Pacific University, 1.10% due 07/01/17                                    390,000         390,000
  Angelina & Neches River Authority, Texas,
   Industrial Development Corp., Solid Waste
   Revenue, 1984, Series C, 1.10% due
   05/01/14                                                                         200,000         200,000
  Brooklyn Center Minnesota Revenue,
   Brookdale Corp. II Project, 1.13% due
   12/01/14                                                                         300,000         300,000
  Chicago, Illinois, Series B, 1.08% due 01/01/12                                   100,000         100,000
  Clark County, Nevada School District,
   Series A, FSA Insured 1.06% due 06/15/21                                         200,000         200,000
  Coastal Bend, Texas, Health Facilities
   Development Corp., Incarnate World Health
   Services, Series B, AMBAC Insured, 1.06%
   due 08/15/28                                                                     800,000         800,000
  Colorado Health Facilities Authority Revenue,
   North Colorado Medical Center,
   MBIA Insured, 1.07% due 05/15/20                                                 100,000         100,000
  Hawaii, State Housing Finance and
   Development Corp. Revenue, Rental
   Housing System, Series 89A, 1.04% due
   07/01/24                                                                         200,000         200,000
  Illinois Health Facilities Authority Revenue,
   Resurrection Health Care, Series A,
   FSA Insured, 1.10% due 05/15/29                                                  200,000         200,000
  Swedish Covenant Hospital Project,
   AMBAC Insured, 1.04% due 08/01/25                                                100,000         100,000
  Iowa, Financing Authority Revenue, Wheaton
   Fransiscan, Series A, MBIA Insured, 1.05%
   due 08/15/12                                                                     500,000         500,000
  Jackson County, Mississippi, Port Facilities
   Revenue, Chevron USA Inc. Project, 1.10%
   due 06/01/23                                                                     500,000         500,000
  Long Island Power Authority, New York,
   Electric System Revenue, MBIA Insured,
   1.00% due 04/01/25                                                         $     100,000   $     100,000
  Massachusetts State Health & Educational
   Facilities Authority Revenue,
   Partners Healthcare System, FSA Insured,
   1.07% due 07/01/27                                                               200,000         200,000
   Simmons College, Series E, AMBAC Insured,
   1.08% due 10/01/29                                                               800,000         800,000
  Massachusetts State, Series A, 1.08% due
   09/01/16                                                                         100,000         100,000
  Miami, Florida, Health Facilities Authority
   Revenue, Mercy Hospital Project, 1.08% due
   08/01/20                                                                         100,000         100,000
  Signal Mountain,Tennesse, Health, Educational
   and Housing Facilities Board Revenue,
   Alexian Village, FSA Insured, 1.04% due
   01/01/28                                                                         600,000         600,000
  University of Alabama, Revenue Bonds,
   Hospital, Series B, AMBAC Insured, 1.01%
   due 09/01/31                                                                     200,000         200,000
  Washington, Housing Financing Nonprofit
   Housing Revenue, Golden Sands Project,
   1.15% due 07/01/29                                                               200,000         200,000
  Wisconsin, Health and Educational Facilities
   Authority Revenue, Wheaton Franciscan
   Services, 1.08% due 08/15/16                                                     200,000         200,000
                                                                                              -------------
 Total Variable Rate Demand Notes * (cost: $6,290,000)                                            6,290,000
                                                                                              -------------
TOTAL SECURITIES (COST: $100,832,668) - 98.31%                                                  103,844,359
OTHER ASSETS AND LIABILITIES, NET - 1.69%                                                         1,781,000
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $ 105,625,359
                                                                                              =============

Atlas Strategic Income Fund

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
ASSET-BACKED SECURITIES - 3.68%
 Automobile - 2.93%
  Bank One Auto Securitization Trust,
   Automobile Receivables, Series 2003-1,
   Cl. A2, 1.29% due 08/21/06                                                 $     196,894   $     196,395
  BMW Vehicle Owner Trust, Automobile
   Loan Certificates,
   Series 2003-A, Cl. A2, 1.45% due
   11/25/05 (f)                                                                     243,771         243,784
   Series 2004-A, Cl. A2, 1.88% due 10/25/06                                        320,000         318,904
  Capital Auto Receivables Asset Trust,
   Automobile Mtg.-Backed Nts.,
   Series 2002-3, Cl. A2B, 3.05% due 09/15/05                                       199,541         200,285
   Series 2003-2, Cl. A2A, 1.20% due 05/16/05                                        70,426          70,415
  Chase Manhattan Auto Owner Trust,
   Automobile Loan Pass-Through Certificates,
   Series 2002-A, Cl. A4, 4.24% due 09/15/08                                         70,000          70,746
   Series 2003-A, Cl. A2, 1.26% due 01/16/06                                         50,508          50,479
   Series 2003-B, Cl. A2, 1.28% due 03/15/06                                         86,419          86,326
  Daimler Chrysler Auto Trust, Automobile Loan
   Pass-Through Certificates,
   Series 2002-A, Cl. A3, 3.85% due 04/06/06                                        325,058         326,708

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
   Series 2003-A, Cl. A2, 1.52% due
   12/08/05 (f)                                                               $     346,045   $     345,952
   Series 2003-B, Cl. A2, 1.61% due 07/10/06                                        510,000         509,074
  Ford Credit Auto Owner Trust, Automobile
   Installment Sales,
   Series 2003-A, Cl. A2A, 1.62% due 08/15/05                                        54,374          54,387
   Series 2004-A, Cl. A2, 2.13% due 10/15/06                                        440,000         438,917
  Honda Auto Receivables Owner Trust,
   Automobile Receivables Obligations,
   Series 2003-1, Cl. A2, 1.46% due 09/19/05                                         55,255          55,256
   Series 2003-3, Cl. A2, 1.52% due 04/21/06 (f)                                    409,171         408,710
   Series 2003-4, Cl. A2, 1.58% due 07/17/06                                        390,000         389,346
  Household Automotive Trust, Automobile
   Loan Certificates, Series 2003-2, Cl. A2,
   1.56% due 12/18/06                                                               180,000         179,618
  M&I Auto Loan Trust, Automobile Loan
   Certificates,
   Series 2002-1, Cl. A3, 2.49% due 10/22/07                                        190,352         190,877
   Series 2003-1, Cl. A2, 1.60% due 07/20/06                                        330,000         329,741
  National City Auto Receivables Trust,
   Series 2004-A, Cl. A2, 1.50% due 02/15/07                                        220,000         219,030
  Nissan Auto Lease Trust, Auto Lease
   Obligations, Series 2003-A, Cl. A2, 1.69% due
   12/15/05                                                                         241,420         241,502
  Nissan Auto Receivables Owner Trust,
   Auto Receivable Nts.,
   Series 2002-A, Cl. A4, 4.28% due 10/16/06                                         70,000          70,937
   Series 2003-A, Cl. A2, 1.45% due 05/16/05                                         16,239          16,239
   Series 2003-B, Cl. A2, 1.20% due 11/15/05                                        211,074         210,994
   Series 2004-A, Cl. A2, 1.40% due 07/17/06                                        250,000         248,720
  Toyota Auto Receivables Owner Trust,
   Automobile Mortgage-Backed Obligations,
   Series 2002-B, Cl. A3, 3.76% due 06/15/06                                         61,181          61,576
   Series 2003-A, Cl. A2, 1.28% due 08/15/05                                         91,809          91,799
   Series 2003-B, Cl. A2, 1.43% due 02/15/06 (f)                                    254,883         254,554
  USAA Auto Loan Grantor Trust, Automobile
   Loan Asset-Backed Nts.,
   Series 2002-1, Cl. A3, 2.41% due 10/16/06                                         99,392          99,635
   Series 2003-1, Cl. A2, 1.22% due 04/17/06                                        116,964         116,881
   Series 2004-1, Cl. A2, 1.43% due 09/15/06                                        600,000         597,004
  Volkswagen Auto Loan Enhanced Trust,
   Automobile Loan Receivables,
   Series 2003-1, Cl. A2, 1.11% due 12/20/05                                        293,327         292,962
   Series 2003-2, Cl. A2, 1.55% due 06/20/06                                        230,000         229,669
  Whole Auto Loan Trust, Automobile Loan
   Receivables,
   Series 2002-1, Cl. A1, 1.88% due 06/15/05                                         39,855          39,865
   Series 2003-1, Cl. A2A, 1.40% due 04/15/06                                       370,648         370,148
 Home Equity - .48%
  Centex Home Equity Co. LLC, Home Equity
   Loan Asset-Backed Certificates,
   Series 2003-A, Cl. AF1, 1.836% due 10/25/17                                        4,059           4,055
   Series 2004-A, Cl. AF1, 2.03% due 06/25/19                                       144,507         144,118
  Centex Home Equity, Home Equity Mtg
   Obligations,
   Series 2003-B, Cl. AF1, 1.64% due 02/25/18                                        25,354          25,309
   Series 2003-C, Cl. AF1, 2.14% due 07/25/18                                       170,408         170,198
  Chase Funding Mortgage Loan Asset-Backed
   Certificates, Home Equity Mtg. Obligations,
   Series 2003-3, Cl. 1A1, 1.17% due
   08/25/17 (c)                                                               $      55,514   $      55,505
   Series 2003-4, Cl. 1A1, 1.21% due
   09/25/17 (c)(f)                                                                  166,461         166,447
   Series 2004-1, Cl. IIA1, 1.20% due 09/25/21                                      488,559         488,538
  CitiFinancial Mortgage Securities, Inc.,
   Home Equity Collateralized Mtg. Obligations,
   Series 2003-1, Cl. AF1, 1.94% due
   01/25/33 (e)                                                                      13,014          13,001
   Series 2003-2, Cl. AF1, 1.40% due
   05/25/33 (c)                                                                      56,912          56,907
   Series 2003-3, Cl. AF1, 1.22% due
   08/25/33 (c)(f)                                                                  111,136         111,124
 Other ABS - .27%
  Caterpillar Financial Asset Trust, Equipment
   Loan Pass-Through Certifications,
   Series 2003-A, Cl. A2, 1.25% due 10/25/05                                         60,893          60,871
  CIT Equipment Collateral, Equipment
   Receivable-Backed Nts., Series 2003-EF1,
   Cl. A2, 1.49% due 12/20/05                                                       119,704         119,644
  Citibank Credit Card Issuance Trust, Credit
   Card Rec. Nts., Series 2002-A3, Cl. A3,
   4.40% due 05/15/07                                                               220,000         224,047
  Embarcadero Aircraft Securitization Trust,
   Airplane Collateral Obligations,
   Series 2000-A, Cl. B, 2.26% due
   08/15/25 (r)(a)(b)(c)(f)                                                         455,016             142
  Harley-Davidson Motorcycle Trust,
   Motorcycle Receivable Nts.,
   Series 2002-2, Cl. A1, 1.91% due 04/15/07                                         33,026          33,048
   Series 2003-3, Cl. A1, 1.50% due 01/15/08                                        261,695         261,009
  NC Finance Trust, Collateralized Mtg.
   Obligations, Series 1999-1, Cl. D, 8.75% due
   01/25/29 (f)                                                                      54,606          13,925
                                                                                              -------------
 Total Asset-Backed Securities (cost: $10,090,191)                                                9,575,323
                                                                                              -------------
MORTGAGE-BACKED OBLIGATIONS - 23.61%
 Commercial MBS - .78%
  Bank of America Mtg. Securities, Commercial
   Mtg. Pass-Through Certificates, Series 2004-E,
   Cl. 2A9, 3.712% due 06/25/34                                                     266,372         267,158
  First Chicago/Lennar Trust 1, Commercial
   Mtg. Pass-Through Certificates,
   Series 1997-CHL1, Cl. D, 7.999% due
   04/29/39 (a)(c)(f)                                                               100,000         103,406
  First Union/Lehman Brothers/Bank of America,
   Commercial Mtg. Pass-Through Certificates,
   Series 1998-C2, Cl. A2, 6.56% due 11/18/35                                       150,000         161,861
  GMAC Commercial Mortgage
   Securities, Inc., Commercial Mtg
   Pass-Through Certificates, Series 1997-C1,
   Cl. A3, 6.869% due 07/15/29                                                      115,766         124,020
  Lehman Structured Securities Corp.,
   Collateralized Mtg. Obligations,
   Series 2001-GE4, Cl. A, 257.746% due
   10/25/30 (a)(c)                                                                    3,229           3,229

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
  Mirant Mid-Atlantic LLC, Mortgage Related
   Pass-Through Certificates,
   Sec. Nts., Series A 8.625% due 06/30/12                                    $     133,335   $     137,335
  Morgan Stanley Capital I, Inc., Commercial
   Mtg. Pass-Through Certificates,
   Series 1996-C1, Cl. F, 7.42% due
   02/15/28 (a)(c)                                                                   97,137          90,815
   Series 1997-XL1, Cl. G, 7.695% due
   10/03/30 (a)                                                                      60,000          49,189
  Nomura Asset Securities Corp., Commercial
   Mtg. Pass-Through Certificates,
   Series 1998-D6, Cl. A1B, 6.59% due
   03/15/30                                                                         170,000         184,523
  Prudential Mortgage Capital Co. II LLC,
   Commercial Mtg. Pass-Through Certificates,
   Series PRU-HTG 2000-C1, Cl. A2, 7.306%
   due 10/06/15 (a)                                                                 191,000         213,583
  Salomon Brothers Mortgage Securities VII, Inc.,
   Commercial Mtg. Pass-Through Certificates,
   Series 1996-C1, Cl. F, 9.183% due
   01/20/28 (c)(f)                                                                  250,000         217,500
  Washington Mutual Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates,
   Series 2003-AR12, Cl. A2, 2.45% due
   02/25/34                                                                         470,000         470,694
 Government - Sponsored Enterprises - 22.51%
  Fannie Mae,
   Unsec. Bonds, 7.25% due 05/15/30                                                 520,000         614,833
   Unsec. Nts., 1.80% due 05/27/05                                                  560,000         557,820
   Unsec. Nts., 2.68% due 09/28/05                                                  520,000         520,576
   Unsec. Nts., 4.25% due 07/15/07                                                3,310,000       3,371,053
   Unsec. Nts., 5.25% due 04/15/07                                                2,700,000       2,824,735
   Unsec. Nts., 6.00% due 05/15/11                                                1,640,000       1,760,829
   4.50% due 07/15/34 (n)                                                         1,178,000       1,101,430
   5.00% due 07/01/33 (n)                                                           394,000         380,456
   5.50% due 07/01/33                                                               423,037         422,236
   5.50% due 07/01/33 (n)                                                         6,698,000       6,664,510
   5.50% due 10/01/33                                                                55,383          55,278
   5.50% due 12/01/33                                                               287,531         286,986
   5.50% due 01/01/34                                                               407,136         406,364
   5.50% due 02/01/34                                                                76,626          76,481
   5.50% due 03/01/34                                                               187,691         187,037
   6.00% due 07/01/33 (n)                                                         1,354,000       1,381,926
   6.50% due 05/01/29                                                                61,602          64,281
   6.50% due 10/01/30                                                                73,706          76,949
   6.50% due 05/01/32                                                               339,386         353,636
   6.50% due 07/01/33 (n)                                                         4,529,000       4,714,408
   7.00% due 01/01/28                                                                94,952         100,639
   7.00% due 07/01/32                                                               260,269         276,646
   7.00% due 08/01/32                                                               241,331         254,704
   7.00% due 07/01/33 (n)                                                         9,617,000      10,139,924
   7.00% due 09/01/33                                                                27,288          29,007
   7.00% due 10/01/33                                                               131,967         139,535
   7.00% due 11/01/33                                                               140,394         148,444
   7.25% due 01/15/10                                                             1,000,000       1,138,405
   8.50% due 07/01/32                                                                19,232          20,804
  Fannie Mae,
   Collateralized Mtg. Obligations, Gtd. Real
   Estate Mtg. Investment Conduit Pass-Through
   Certificates,
   Trust 1998-63, Cl. PG, 6.00% due 03/25/27                                  $      87,480   $      88,369
   Trust 2001-50, Cl. NE, 6.00% due 08/25/30                                        154,792         158,310
   Trust 2001-70, Cl. LR, 6.00% due 09/25/30                                        142,756         147,968
   Trust 2001-72, Cl. NH, 6.00% due 04/25/30                                        123,531         127,187
   Trust 2001-74, Cl. PD, 6.00% due 05/25/30                                         48,760          50,579
   Trust 2002-50, Cl. PD, 6.00% due 09/25/27                                        140,000         143,833
   Trust 2002-73, Cl. PA, 5.00% due 01/25/17                                         21,436          21,410
   Trust 2002-77, Cl. WF, 1.501% due 12/18/32                                        99,418          99,692
   Trust 2002-94, Cl. MA, 4.50% due 08/25/09                                        239,889         241,550
   Trust 2003-81, Cl. PA, 5.00% due 02/25/12                                         70,700          71,535
  Fannie Mae, Gtd. Real Estate Mtg. Investment
   Conduit Pass-Through Certificates,
   Interest-Only Stripped Mtg.-Backed Security,
   Trust 2002-28, Cl. SA, 6.70% due
   04/25/32 (g)                                                                     101,787          10,254
   Trust 2002-39, Cl. SD, 6.90% due
   03/18/32 (g)                                                                     169,687          16,969
   Trust 2002-48, Cl. S, 6.859% due
   07/25/32 (g)                                                                     160,492          17,319
   Trust 2002-52, Cl. SL, 6.859% due
   09/25/32 (g)                                                                     100,994           9,963
   Trust 2002-53, Cl. SK, 7.00% due 04/25/32 (g)                                    105,028          10,718
   Trust 2002-56, Cl. SN, 6.859% due
   07/25/32 (g)                                                                     221,255          23,086
  Fannie Mae, Interest-Only Stripped
   Mtg.-Backed Security,
   Trust 2001-63, Cl. SD, 6.806% due
   12/18/31 (g)                                                                     144,312          19,339
   Trust 2001-68, Cl. SC, 6.80% due
   11/25/31 (g)                                                                     109,534          11,835
   Trust 2002-9, Cl. MS, 7.01% due
   03/25/32 (g)                                                                     193,286          19,287
   Trust 221-3, Cl. IO, 3.70% due 05/01/23 (g)                                      110,884          24,446
   Trust 240, Cl. IO, 7.00% due 09/01/23 (g)                                        179,083          39,468
  Freddie Mac,
   Unsec. Nts., 2.75% due 08/15/06                                                1,220,000       1,211,586
   Unsec. Nts., 4.50% due 01/15/13                                                  455,000         438,225
   Unsec. Nts., 6.625% due 09/15/09                                               1,400,000       1,547,049
   2.375% due 04/15/06                                                            2,250,000       2,230,409
   3.75% due 07/15/09 (EUR)                                                         445,000         541,313
   4.875% due 11/15/13                                                              340,000         333,215
   5.00% due 07/15/34 (n)                                                         2,912,000       2,810,080
   5.50% due 07/15/06                                                             4,790,000       5,012,644
   5.50% due 01/01/34                                                               157,055         156,604
   7.00% due 09/01/33                                                               220,294         233,606
   7.00% due 11/01/33                                                               279,818         295,326
   7.00% due 07/15/34 (n)                                                         1,629,000       1,717,577
  Freddie Mac, Gtd. Mtg. Pass-Through
   Participation Certificates, Series 151, Cl. F,
   9.00% due 05/15/21                                                                44,076          44,123
  Freddie Mac, Gtd. Real Estate Mtg. Investment
   Conduit Multiclass Pass-Through Certificates,
   Series 1669, Cl. G, 6.50% due 02/15/23                                           104,195         105,469
   Series 2055, Cl. ZM, 6.50% due 05/15/28                                          191,737         200,265
   Series 2080, Cl. Z, 6.50% due 08/15/28                                           128,514         131,850
   Series 2102, Cl. VA, 6.00% due 10/15/09                                           46,345          46,417

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
   Series 2387, Cl. PD, 6.00% due 04/15/30                                    $     282,640   $     287,262
   Series 2466, Cl. PD, 6.50% due 04/15/30                                          175,338         180,464
   Series 2491, Cl. PE, 6.00% due 12/15/27                                           53,719          53,768
   Series 2498, Cl. PC, 5.50% due 10/15/14                                           45,651          46,681
   Series 2500, Cl. FD, 1.594% due 03/15/32 (c)                                      73,577          74,161
   Series 2526, Cl. FE, 1.494% due 06/15/29 (c)                                      73,492          73,291
   Series 2551, Cl. FD, 1.494% due 01/15/33 (c)                                      59,245          59,541
   Series 2551, Cl. TA, 4.50% due 02/15/18                                          218,953         219,477
  Freddie Mac, Interest-Only Stripped
   Mtg.-Backed Security,
   Series 177, Cl. IO, 7.00% due 07/01/26 (g)                                       352,082          77,468
   Series 192, Cl. IO, 6.50% due 02/01/28 (g)                                        57,902          12,839
   Series 200, Cl. IO, 6.50% due 01/01/29 (g)                                        69,753          16,256
   Series 205, Cl. IO, 7.00% due 09/01/29 (g)                                       391,026          86,468
   Series 2074, Cl. S, 7.60% due 07/17/28 (g)                                        73,338           8,915
   Series 2079, Cl. S, 7.42% due 07/17/28 (g)                                       111,810          14,042
   Series 208, Cl. IO, 7.00% due 06/01/30 (g)                                       311,520          66,893
   Series 2526, Cl. SE, 7.006% due 06/15/29 (g)                                     181,434          21,792
   Series 2819, Cl. S, 6.50% due 06/15/34 (g)                                     1,792,875         162,479
  Freddie Mac, Principal-Only Stripped
   Mtg.-Backed Security,
   Series 199, Cl. PO, Zero Coupon due
   08/01/28 (b)                                                                     190,743         156,206
   Series 203, Cl. PO, Zero Coupon due
   06/01/29 (b)                                                                     190,709         155,195
   Series 217, Cl. PO, Zero Coupon due
   02/01/32 (b)                                                                      73,515          59,578
   Series 2819, Cl. PO, Zero Coupon due
   06/01/34 (b)                                                                     256,125         203,860
  Freddie Mac, Structured Pass Through
   Securities, Series T-42, Cl. A2, 5.50% due
   02/25/42                                                                           5,581           5,585
 U.S. Government Agencies - .32%
  Government National Mortgage Association,
   7.00% due 03/15/28                                                               225,999         240,525
   7.00% due 07/15/28                                                               109,556         116,597
  Government National Mortgage Association,
   Gtd. Multiclass Mtg. Participation Certificates,
   Series 1999-27, Cl. PQ, 7.50% due 08/16/28                                       424,455         427,223
  Government National Mortgage Association,
   Interest-Only Stripped Mtg.-Backed Security,
   Series 1998-19, Cl. SB, 7.60% due
   07/16/28 (g)                                                                     233,792          29,444
   Series 1998-6, Cl. SA, 7.39% due
   03/16/28 (g)                                                                     140,968          16,051
                                                                                              -------------
 Total Mortgage-Backed Obligations (cost: $62,131,465)                                           61,374,181
                                                                                              -------------
U.S. GOVERNMENT OBLIGATIONS - 5.34%
  Residual Funding Corp., Strip Principal,
   Zero Coupon due 01/15/21 (b)                                                     470,000         183,523
  Tennessee Valley Authority,
   4.75% due 08/01/13                                                               145,000         141,480
   6.00% due 03/15/13                                                               140,000         149,383
  U.S. Treasury Bonds,
   6.25% due 05/15/30 (l)                                                           503,000         563,183
   9.25% due 02/15/16                                                             1,802,000       2,501,472
  U.S. Treasury Notes,
   5.75% due 08/15/10                                                             1,150,000       1,253,859
   6.50% due 02/15/10 (k)                                                         3,324,000       3,745,473
   7.00% due 07/15/06                                                             2,500,000       2,708,692
  U.S. Treasury STRIPS,
   Zero Coupon due 02/15/10 (b)                                               $   3,100,000   $   2,462,110
   Zero Coupon due 02/15/16 (b)                                                     310,000         170,899
                                                                                              -------------
 Total U.S. Government Obligations (cost: $14,164,097)                                           13,880,074
                                                                                              -------------
FOREIGN GOVERNMENT OBLIGATIONS - 29.05%
 Argentina - .95%
  Argentina (Republic of),
   0.95% Bonds due 05/03/05                                                          24,063          23,341
   1.162% Bonds due 08/03/12                                                      2,760,000       1,828,500
   2.00% Series PR12 due 01/03/16 (ARS) (f)                                         540,000         174,797
   2.00% Series PRE8 due 01/03/10 (ARS) (f)                                         800,000         323,867
   3.00% Disc. Nts., Series L-GL due
   03/31/23 (r)(b)(c)                                                                85,000          42,925
   6.00% Par Bonds due 03/31/23 (r)(b)(f)                                           155,000          78,662
  Buenos Aires (Province of), Zero Coupon
   Bonos de Consolidacion de Deudas,
   Series PBA1 due 04/01/07 (ARS) (r)(b)(c)(f)                                       23,596           9,174
 Austria - 1.03%
  Austria (Republic of),
   5.00% Nts., Series 98-1 due 01/15/08 (EUR)                                       445,000         573,628
   6.25% Bonds due 07/15/27 (EUR)                                                 1,450,000       2,096,791
 Belgium - 2.24%
  Belgium (Kingdom of),
   3.75% Bonds, Series 32 due 03/28/09
   (EUR)                                                                          1,195,000       1,465,009
   5.00% Bonds due 09/28/11 (EUR)                                                   835,000       1,075,921
   5.75% Bonds, Series 28 due 03/28/08
   (EUR)                                                                          1,400,000       1,847,658
   5.75% Bonds, Series 35 due 09/28/10
   (EUR)                                                                            430,000         577,912
   6.25% Bonds, Series 26 due 03/28/07
   (EUR)                                                                             75,000          99,064
   6.50% Bonds, Series 19 due 03/31/05
   (EUR)                                                                            595,000         748,311
 Brazil - .52%
  Brazil (Federal Republic of),
   2.125% Series 15 yr. due 04/15/09 (c)                                              5,883           5,324
   8.00% Series 20 yr. due 04/15/14                                               1,149,171       1,048,619
   8.875% Unsec. Unsub. Nts. due 04/15/24                                           366,000         294,319
 Bulgaria - .26%
  Bulgaria (Republic of),
   8.25% Bonds due 01/15/15 (a)                                                     295,000         342,938
   8.25% Bonds due 01/15/15                                                         295,000         343,970
 Cayman Islands - .39%
  Pioneer 2002 Ltd.,
   5.509% Sec. Nts., Series 2002-1, Cl. E-A due
   06/15/06 (a)(c)                                                                  250,000         251,075
   6.129% Sec. Nts., Series 2003-II, Cl. B due
   06/15/06 (a)(c)(f)                                                               250,000         253,425
   6.129% Sec. Nts., Series 2003-II, Cl. C due
   06/15/06 (a)(c)(f)                                                               250,000         255,250
   7.183% Sec. Nts., Series 2003-II, Cl. A due
   06/15/06 (a)(c)(f)                                                               250,000         254,575
 Colombia - .11%
  Colombia (Republic of),
   8.375% Unsec. Unsub. Nts. due 02/15/27                                           235,000         190,350
   10.75% Nts. due 01/15/13                                                          90,000          95,850

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
 Denmark - .33%
  Denmark (Kingdom of),
   4.00% Bonds due 08/15/08 (DKK)                                             $   5,100,000   $     849,679
 Finland - .52%
  Finland (Republic of),
   2.75% Sr. Unsec. Unsub. Nts. due 07/04/06
   (EUR)                                                                             80,000          97,600
   5.00% Sr. Unsec. Unsub. Nts. due 07/04/07
   (EUR)                                                                            415,000         533,179
   5.75% Bonds due 02/23/11 (EUR)                                                   545,000         733,837
 France - 1.08%
  France (Government of),
   3.50% Treasury Nts. due 01/12/05 (EUR)                                           635,000         779,760
   4.75% Treasury Nts. due 07/12/07 (EUR)                                            50,000          63,852
   5.50% Obligations Assimilables du Tresor
   Bonds due 10/25/07 (EUR)                                                         440,000         575,094
   5.50% Obligations Assimilables du Tresor
   Bonds due 10/25/10 (EUR)                                                         660,000         876,594
   5.75% Obligations Assimilables du Tresor
   Bonds due 10/25/32 (EUR)                                                         375,000         512,917
 Germany - 4.67%
  Germany (Republic of),
   3.50% Series 143 due 10/10/08 (EUR)                                            7,270,000       8,870,527
   4.00% Series 139 due 02/16/07 (EUR)                                              360,000         450,059
   4.50% Series 140 due 08/17/07 (EUR)                                              620,000         785,690
   5.00% Series 01 due 07/04/11 (EUR)                                             1,110,000       1,434,057
   5.375% Bonds due 01/04/10 (EUR)                                                  460,000         605,825
 Great Britain - 2.36%
  United Kingdom,
   4.00% Treasury Bonds due 03/07/09 (GBP)                                        3,530,000       6,142,388
 Greece - 1.48%
  Greece (Republic of),
   3.50% Bonds due 04/18/08 (EUR)                                                   700,000         855,301
   4.60% Bonds due 05/20/13 (EUR)                                                   575,000         713,237
   4.65% Sr. Unsub. Nts. due 04/19/07 (EUR)                                       1,060,000       1,346,560
   5.35% Bonds due 05/18/11 (EUR)                                                   705,000         924,797
 Guatemala - .05%
  Guatemala (Republic of),
   10.25% Nts. due 11/08/11 (a)                                                      80,000          89,600
   10.25% Nts. due 11/08/11                                                          30,000          34,125
 Ireland - .20%
  Ireland (Republic of),
   3.25% Treasury Bonds due 04/18/09 (EUR)                                          425,000         510,385
 Israel - .19%
  Israel (State of),
   5.50% Bonds due 12/04/23                                                         510,000         501,376
 Italy - 1.95%
  Italy (Republic of),
   4.00% Treasury Nts., Buoni del Tesoro
   Poliennali due 03/01/05 (EUR)                                                    450,000         555,520
   4.50% Treasury Nts., Buoni del Tesoro
   Poliennali due 03/01/07 (EUR)                                                    465,000         588,677
   5.00% Treasury Nts., Buoni del Tesoro
   Poliennali due 10/15/07 (EUR)                                                  1,920,000       2,470,928
   5.25% Treasury Nts., Buoni del Tesoro
   Poliennali due 12/15/05 (EUR)                                                  1,160,000       1,468,797
 Ivory Coast - .01%
  Ivory Coast (Government of),
  1.90% Past Due Interest Nts., Series F due
   03/29/18 (FRF) (r)(b)(c)(f)                                                      952,875          25,694
 Japan - 2.17%
  Japan (Government of),
  0.40% Bonds, 5 yr. issue, Series 14 due
   06/20/06 (JPY)                                                             $ 611,000,000   $   5,640,703
 Korea, Republic of (South) - .32%
  Korea (Republic of),
   4.25% Nts. due 06/01/13                                                          310,000         284,859
   8.875% Unsec. Unsub. Nts. due 04/15/08                                           470,000         545,341
 Mexico - .62%
  United Mexican States,
   6.75% Series GBR due 06/06/06 (JPY)                                           30,000,000         307,206
   6.75% Series GRG due 06/06/06 (JPY)                                           33,000,000         338,052
   7.50% Nts. due 04/08/33                                                          280,000         271,040
   8.00% Series M-20 due 12/07/23 (MXN)                                           8,570,000         544,828
   8.30% Bonds due 08/15/31                                                         150,000         157,508
 Netherlands - .99%
  Netherlands (Government of),
   5.00% Bonds due 07/15/11 (EUR)                                                   670,000         865,765
   5.50% Bonds due 01/15/28 (EUR)                                                 1,295,000       1,710,821
 Nigeria - .03%
  Nigeria (Federal Republic of),
   5.092% Promissory Nts., Series RC due
   01/05/10                                                                          81,305          70,956
 Peru - .08%
  Peru (Republic of),
   Zero Coupon Sr. Nts. due 02/28/16                                                374,474         203,826
 Philippines - .07%
  Philippines (Republic of),
   8.375% Bonds due 02/15/11                                                        131,000         129,769
   10.625% Nts. due 03/16/25                                                         45,000          46,575
 Poland - .73%
  Poland (Republic of),
   Zero Coupon Bonds due 08/12/05 (PLN)                                           7,590,000       1,908,084
 Portugal - .80%
  Portugal (Republic of),
   4.875% Obrigacoes Do Tesouro Medio Prazo
   Nts. due 08/17/07 (EUR)                                                        1,070,000       1,369,032
   5.85% Obrigacoes Do Tesouro Medio Prazo
   Unsec. Unsub. Nts. due 05/20/10 (EUR)                                            520,000         699,528
 Russia - 2.56%
  Russian Federation,
   3.00% Debs., Series VI due 05/14/06                                              760,000         734,046
   5.00% Unsec. Unsub. Nts. due 03/31/30 (a)(e)                                         375             342
   5.00% Unsub. Nts. due 03/31/30 (e)                                             1,750,875       1,598,549
   8.75% Unsec. Unsub. Nts. due 07/24/05                                          2,350,000       2,481,600
   10.00% Unsec. Unsub. Nts. due 06/26/07                                           960,000       1,082,400
  Russian Ministry of Finance, 3.00% Unsec.
   Nts., Series V due 05/14/08                                                      880,000         771,100
 South Africa - .31%
  South Africa (Republic of), 8.375% Unsec.
   Nts. due 10/17/06                                                                730,000         795,700
 Spain - 1.79%
  Spain (Kingdom of),
   Zero Coupon Treasury Bills due
   08/20/04 (EUR) (b)                                                               920,000       1,119,232
   5.35% Bonos y Obligacion del Estado due
   10/31/11 (EUR)                                                                 1,500,000       1,977,767
   5.75% Bonos y Obligacion del Estado due
   07/30/32 (EUR)                                                                 1,135,000       1,552,587

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
 Sweden - .24%
  Sweden (Government of),
   5.00% Bonds, Series 1043 due
   01/28/09 (SEK)                                                             $   4,420,000   $     612,532
                                                                                              -------------
 Total Foreign Government Obligations (cost: $74,391,513)                                        75,517,058
                                                                                              -------------
LOAN PARTICIPATIONS - .54%
  Algeria (Republic of), Loan Participation Nts.,
   2.625% due 03/04/10 (c)(f)                                                       142,548         140,054
  Deutsche Bank AG,
   OAO Gazprom Loan Participation Nts.,
   Zero Coupon due 08/04/05 (f)                                                     455,000         466,011
  Deutsche Bank AG, Indonesian Rupiah
   Participation Nts.,
   2.60% due 03/21/05 (f)                                                           405,000         398,925
   2.60% due 01/25/06 (f)                                                           445,000         410,512
                                                                                              -------------
 Total Loan Participations (cost: $1,282,791)                                                     1,415,502
                                                                                              -------------
CORPORATE BONDS AND NOTES - 35.40%
 Advertising - .13%
  R.H. Donnelley Finance Corp. I 10.875%
   Sr. Sub. Nts. due 12/15/12 (a)                                                   100,000         116,000
  Vertis, Inc.,
   9.75% Sr. Sec. Nts. due 04/01/09                                                  50,000          53,750
   10.875% Sr. Unsec. Nts. due 06/15/09                                             150,000         161,250
 Aerospace & Defense - .30%
  Alliant Techsystems, Inc., 8.50% Sr. Unsec.
   Sub. Nts. due 05/15/11                                                           200,000         216,000
  Argo-Tech Corp., 9.25% Sr. Nts. due
   06/01/11 (a)                                                                     100,000         103,000
  BE Aerospace, Inc., 8.00% Sr. Unsec. Sub. Nts.,
   Series B due 03/01/08                                                            100,000          93,000
   8.50% Sr. Unsec. Nts. due 10/01/10                                               100,000         105,250
   8.875% Sr. Unsec. Sub. Nts. due 05/01/11                                         113,000         105,090
  K&F Industries, Inc., 9.625% Sr. Unsec. Sub.
   Nts. due 12/15/10                                                                 50,000          54,812
  Titan Corp. (The), 8.00% Sr. Sub. Nts. due
   05/15/11 (a)                                                                      50,000          50,500
  Vought Aircraft Industries, Inc., 8.00% Sr. Nts.
   due 07/15/11 (a)                                                                  50,000          47,500
 Agriculture - .04%
  Hines Nurseries, Inc.,
   10.25% Sr. Unsec. Sub. Nts. due 10/01/11 (f)                                     100,000         109,000
 Airlines - .16%
  ATA Holdings Corp.,
   13.00% Sr. Unsec. Nts. due 02/01/09 (e)                                          472,000         330,400
  Atlas Air, Inc.,
   9.375% Sr. Unsec. Nts. due 11/15/06 (r)(b)                                       200,000          94,000
 Apparel - .16%
  Broder Bros. Co., 11.25% Sr. Nts. due
   10/15/10                                                                         100,000          94,750
  Levi Strauss & Co., 12.25% Sr. Unsec. Nts. due
   12/15/12                                                                         150,000         147,750
  Oxford Industries, Inc., 8.875% Sr. Nts. due
   06/01/11 (a)                                                                     100,000         105,500
  Russell Corp., 9.25% Sr. Unsec. Nts. due
   05/01/10                                                                          75,000          79,687
 Auto Manufacturers - .08%
  Navistar International Corp., 7.50% Sr. Nts. due
   06/15/11                                                                         200,000         205,000
 Auto Parts & Equipment - .55%
  Collins & Aikman Products Co., 10.75%
   Sr. Unsec. Nts. due 12/31/11                                               $     113,000   $     113,565
  Dana Corp., 9.00% Unsec. Nts. due
   08/15/11                                                                         240,000         280,800
  Dura Operating Corp., 9.00% Sr. Unsec. Sub.
   Nts., Series D due 05/01/09                                                      300,000         294,000
  Eagle-Picher, Inc., 9.75% Sr. Nts. due
   09/01/13                                                                         150,000         161,250
  Lear Corp., 8.11% Sr. Nts. due 05/15/09                                           200,000         227,810
  Metaldyne Corp., 10.00% Sr. Nts. due
   11/01/13 (a)                                                                     100,000          98,000
  Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts.
   due 12/15/12                                                                      50,000          55,000
  Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts.
   due 07/15/13                                                                      50,000          56,500
  TRW Automotive, Inc., 9.375% Sr. Nts. due
   02/15/13                                                                          45,000          50,737
   11.00% Sr. Sub. Nts. due 02/15/13                                                 32,000          37,760
   UIS, Inc., 9.375% Sr. Sub. Nts. due 06/15/13                                      50,000          51,000
 Banks - .00%
  SBS Agro Finance BV, 10.25% Unsec. Nts. due
   07/21/49 (r)(b)                                                                   75,000              --
 Beverages - .04%
  Constellation Brands, Inc., 8.125% Sr. Sub. Nts.
   due 01/15/12                                                                     100,000         106,500
 Biotechnology - .08%
  Polypore, Inc., 8.75% Sr. Sub. Nts. due
   05/15/12 (a)                                                                     200,000         208,500
 Building Materials - .29%
  Associated Materials, Inc., 9.75% Sr. Unsec.
   Sub. Nts. due 04/15/12                                                            75,000          83,250
  Dayton Superior Corp., 13.00% Sr. Unsec.
   Sub. Nts. due 06/15/09                                                            50,000          43,500
  Integrated Electrical Services, Inc., 9.375%
   Sr. Sub. Nts., Series C due 02/01/09                                             300,000         309,750
  Nortek, Inc., 9.875% Sr. Unsec. Sub. Nts. due
   06/15/11 (f)                                                                     100,000         114,000
  Riverside Forest Products, 7.875% Sr. Nts. due
   03/01/14 (a)                                                                     100,000         102,000
  Texas Industries, Inc., 10.25% Sr. Unsec. Nts.
   due 06/15/11                                                                     100,000         111,500
 Chemicals - 1.27%
  Avecia Group PLC, 11.00% Sr. Nts. due
   07/01/09                                                                         100,000          76,000
  Equistar Chemicals LP, 8.75% Sr. Unsec. Nts.
   due 02/15/09                                                                     150,000         156,375
  Equistar Chemicals LP/Equistar Funding Corp.,
   10.125% Sr. Nts. due 09/01/08                                                     13,000          14,235
   10.625% Sr. Nts. due 05/01/11                                                    250,000         277,500
  HMP Equity Holdings Corp., Zero Coupon
   Units due 05/15/08 (a)(b)                                                        100,000          77,000
  Huntsman Corp. LLC, 11.625% Sr. Unsec. Nts.
   due 10/15/10                                                                      13,000          14,365
  Huntsman Corp./ICI Chemical Co. PLC,
   Zero Coupon Sr. Unsec. Disc. Nts. due
   12/31/09 (b)                                                                     100,000          49,000
   10.125% Sr. Unsec. Sub. Nts. due 07/01/09                                        500,000         510,000
  Huntsman International LLC, 9.875%
   Sr. Unsec. Nts. due 03/01/09                                                     525,000         567,000
   11.50% Sr. Nts. due 07/15/12 (a)                                                 225,000         227,812

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (J)       (NOTE 1)
                                                                              -------------   -------------
  IMC Global, Inc.,
   10.875% Sr. Nts. due 08/01/13                                              $      13,000   $      15,502
  ISP Holdings, Inc.,
   10.625% Sr. Sec. Nts. due 12/15/09                                               100,000         110,000
  Lyondell Chemical Co.,
   9.50% Sec. Nts. due 12/15/08                                                      13,000          13,552
   9.875% Sec. Nts., Series B due 05/01/07                                          500,000         522,500
  PCI Chemicals Canada, Inc.,
   10.00% Sr. Sec. Nts. due 12/31/08                                                 27,619          26,238
  Pioneer Cos., Inc.,
   5.355% Sr. Sec. Nts. due 12/31/06 (c)                                              8,746           8,265
  PolyOne Corp.,
   8.875% Sr. Nts. due 05/01/12                                                     300,000         295,500
   10.625% Sr. Nts. due 05/15/10                                                     13,000          13,780
  Resolution Performance Products LLC/RPP
   Capital Corp.,
   8.00% Sr. Sec. Nts. due 12/15/09                                                 100,000         103,750
   13.50% Sr. Sub. Nts. due 11/15/10                                                 50,000          46,625
  Sterling Chemicals, Inc.,
   10.00% Sr. Sec. Nts. due 12/19/07 (h)                                             75,008          70,883
  Sterling Chemicals, Inc., Escrow Shares,
   Zero Coupon Sr. Sub. Nts. due 08/15/06 (b)                                       200,000              --
  Westlake Chemical Corp.,
   8.75% Sr. Unsec. Nts. due 07/15/11 (f)                                           100,000         108,500
 Coal - .10%
  Arch Western Finance LLC,
   6.75% Sr. Nts. due 07/01/13 (a)                                                  100,000         100,000
  Massey Energy Co.,
   6.625% Sr. Nts. due 11/15/10                                                      50,000          49,750
  Peabody Energy Corp.,
   6.875% Sr. Nts., Series B due 03/15/13                                           100,000         101,250
 Commercial Services - .94%
  Budget Group, Inc.,
   9.125% Sr. Unsec. Nts. due 04/01/06 (r)(b)(f)                                    200,000          34,500
  Coinmach Corp.,
   9.00% Sr. Unsec. Nts. due 02/01/10                                               150,000         150,375
  Comforce Operating, Inc.,
   12.00% Sr. Nts., Series B due 12/01/07 (f)                                        50,000          46,750
  Corrections Corp. of America,
   7.50% Sr. Nts. due 05/01/11                                                      100,000         101,000
   9.875% Sr. Unsec. Nts. due 05/01/09                                              100,000         111,000
  Great Lakes Dredge & Dock Corp.,
   7.75% Sr. Sub. Nts. due 12/15/13                                                 100,000          84,500
  Hydrochem Industrial Services, Inc.,
   10.375% Sr. Sub. Nts. due 08/01/07 (f)                                            50,000          50,375
  Iron Mountain, Inc., 7.75% Sr. Unsec. Sub. Nts.
   due 01/15/15                                                                     200,000         198,500
  Kindercare Learning Centers, Inc., 9.50%
   Sr. Sub. Nts. due 02/15/09                                                        38,000          38,570
  Mail-Well I Corp.,
   7.875% Sr. Sub. Nts. due 12/01/13 (a)                                            400,000         364,000
   9.625% Sr. Unsec. Nts. due 03/15/12                                              200,000         215,000
  Protection One, Inc./Protection One Alarm
   Monitoring, Inc., 7.375% Sr. Unsec. Nts. due
   08/15/05                                                                         100,000          95,000
  Quintiles Transnational Corp., 10.00% Sr. Sub.
   Nts. due 10/01/13                                                                100,000          99,000
  United Rentals North America, Inc., 7.00%
   Sr. Sub. Nts. due 02/15/14                                                       400,000         356,000
  Von Hoffmann Corp., 10.25% Sr. Nts. due
   03/15/09                                                                   $     100,000   $     102,875
  Williams Scotsman, Inc., 9.875% Sr. Unsec.
   Nts. due 06/01/07                                                                400,000         397,000
 Computers - .04%
  Seagate Technology HDD Holdings, 8.00%
   Sr. Unsec. Nts. due 05/15/09                                                     100,000         104,500
 Cosmetics & Personal Care - .09%
  AKI, Inc., 10.50% Sr. Unsec. Nts. due
   07/01/08                                                                         100,000         102,750
  Elizabeth Arden, Inc., 7.75% Sr. Sub. Nts. due
   01/15/14 (a)                                                                      75,000          76,312
  Revlon Consumer Products Corp., 12.00%
   Sr. Sec. Nts. due 12/01/05                                                        50,000          56,000
  Styling Technology Corp., 10.875% Sr. Unsec.
   Sub. Nts. due 07/01/08 (r)(b)                                                     26,452              --
 Distribution & Wholesale - .17%
  Buhrmann US, Inc., 12.25% Sr. Unsec. Sub.
   Nts. due 11/01/09                                                                100,000         109,560
  Ingram Micro, Inc., 9.875% Sr. Unsec. Sub.
   Nts. due 08/15/08                                                                300,000         328,500
 Diversified Financial Services - 4.73%
  AES Red Oak LLC, 8.54% Sr. Sec. Bonds,
   Series A due 11/30/19                                                            287,381         298,158
  Alamosa Delaware, Inc.,
   8.50% Sr. Nts. due 01/31/12 (a)                                                  200,000         196,000
   11.00% Sr. Unsec. Nts. due 07/31/10                                               13,000          14,170
   12.50% Sr. Unsec. Nts. due 02/01/11                                              300,000         333,000
  Arbor I Ltd., 16.67% Nts. due
   06/15/06 (a)(c)(f)                                                               250,000         253,325
  BCP Caylux Holdings Luxembourg SCA,
   9.625% Sr. Sub. Nts. due 06/15/14 (a)                                            225,000         233,156
  Caithness Coso Funding Corp., 9.05% Sr. Sec.
   Nts., Series B due 12/15/09                                                       79,564          86,724
  DJ Trac-X NA, 7.375% Nts. due 03/25/09 (a)                                      9,000,000       8,797,500
   8.00% Nts. due 03/25/09 (a)                                                    1,000,000         970,000
  Global Cash Acces LLC/Global Cash
   Finance Corp., 8.75% Sr. Sub. Nts. due
   03/15/12 (a)                                                                     150,000         156,000
  IPC Acquisition Corp., 11.50% Sr. Sub. Nts. due
   12/15/09                                                                         100,000         108,000
  Local Financial Corp., 11.00% Sr. Nts. due
   09/08/04 (a)(f)                                                                   50,000          51,500
  Milacron Escrow Corp., 11.50% Sr. Sec. Nts. due
   05/15/11 (a)                                                                     300,000         298,500
  NoteCo, Ltd., 6.68% Nts., Series A1 due
   06/30/15 (GBP)                                                                    17,000          30,462
  Ongko International Finance Co. BV, 10.50%
   Sec. Nts. due 03/29/05 (r)(a)(b)(f)                                               40,000             200
  Sensus Metering Systems, Inc., 8.625% Sr. Sub.
   Nts. due 12/15/13 (a)                                                            250,000         240,000
  UCAR Finance, Inc., 10.25% Sr. Unsec. Nts.
   due 02/15/12                                                                     100,000         111,250
  Universal City Development Partners, 11.75%
   Sr. Nts. due 04/01/10                                                            100,000         115,750
 Electric - 1.78%
  AES Corp. (The), 8.50% Sr. Unsec. Sub. Nts.
   due 11/01/07                                                                     100,000         102,500
   8.75% Sr. Sec. Nts. due 05/15/13 (a)                                             150,000         160,687

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
  Allegheny Energy Supply Co. LLC, 8.75% Nts.
   due 04/15/12 (a)                                                           $      13,000   $      12,854
  Calpine Canada Energy Finance, ULC, 8.50%
   Sr. Unsec. Nts. due 05/01/08                                                      63,000          41,580
  Calpine Corp.,
   7.625% Sr. Nts. due 04/15/06                                                     700,000         616,000
   8.75% Sr. Unsec. Nts. due 07/15/07                                               175,000         124,250
   9.875% Sr. Sec. Nts. due 12/01/11 (a)                                            300,000         255,000
  Central Termica Guemes SA, 2.00% Nts. due
   09/26/10 (a)(b)(f)                                                                45,000           4,500
  CMS Energy Corp.,
   7.50% Sr. Nts. due 01/15/09                                                       13,000          12,935
   7.75% Sr. Nts. due 08/01/10 (a)                                                   50,000          49,750
   8.50% Sr. Nts. due 04/15/11                                                      100,000         102,000
   9.875% Sr. Unsec. Nts. due 10/15/07                                              300,000         323,250
  CMS Energy X-TRAS Pass-Through Trust I,
   7.00% Sr. Unsec. Pass-Through Certificates
   due 01/15/05                                                                     200,000         201,000
  Consumers Energy Co., 7.375% Bonds due
   09/15/23                                                                         100,000         101,795
  Edison Mission Energy,
   9.875% Sr. Unsec. Nts. due 04/15/11                                              100,000         104,250
   10.00% Sr. Unsec. Nts. due 08/15/08                                              350,000         373,625
  Midwest Generation LLC, 8.75% Sr. Sec. Nts.
   due 05/01/34 (a)                                                                 500,000         505,000
  MSW Energy Holdings LLC/MSW Energy
   Finance Co., Inc., 7.375% Sr. Sec. Nts. due
   09/01/10 (a)                                                                     100,000          99,500
   8.50% Sr. Sec. Nts. due 09/01/10                                                  50,000          52,875
  NRG Energy, Inc., 8.00% Sr. Nts. due
   12/15/13 (a)                                                                     400,000         404,000
  PG&E Corp., 6.875% Sr. Sec. Nts. due
   07/15/08 (a)'                                                                    100,000         104,500
  Reliant Resources, Inc.,
   9.25% Sr. Sec. Nts. due 07/15/10                                                 463,000         494,252
   9.50% Sr. Sec. Nts. due 07/15/13                                                 200,000         215,500
  Western Resources, Inc., 9.75% Sr. Unsec. Nts.
   due 05/01/07                                                                     135,000         153,778
 Electrical Components & Equipment - .04%
  General Cable Corp., 9.50% Sr. Nts. due
   11/15/10                                                                         100,000         107,500
 Electronics - .15%
  Fisher Scientific International, Inc., 8.125%
   Sr. Sub. Nts. due 05/01/12                                                       152,000         162,640
  Stoneridge, Inc., 11.50% Sr. Unsec. Nts. due
   05/01/12                                                                         200,000         235,500
 Engineering & Construction - .06%
  North American Energy Partners, Inc.,
   8.75% Sr. Nts. due 12/01/11 (a)                                                   50,000          49,500
  URS Corp.,
   11.50% Sr. Unsec. Nts. due 09/15/09                                               65,000          74,587
   12.25% Sr. Sub. Nts., Series B due
   05/01/09 (f)                                                                      20,000          21,300
 Entertainment - 1.69%
  AMC Entertainment, Inc.,
   8.00% Sr. Sub. Nts. due 03/01/14 (a)                                             250,000         238,750
   9.50% Sr. Unsec. Sub. Nts. due 02/01/11                                           70,000          72,800
  American Casino & Entertainment
   Properties LLC, 7.85% Sr. Sec. Nts. due
   02/01/12 (a)                                                                     200,000         203,000
  Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts.
   due 02/15/14 (a)                                                           $     200,000   $     191,000
  Cinemark USA, Inc., 9.00% Sr. Sub. Nts. due
   02/01/13                                                                         100,000         109,125
  Cinemark, Inc., 0%/9.75% Sr. Nts. due
   03/15/14 (a)(d)                                                                  400,000         261,000
  Gaylord Entertainment Co., 8.00% Sr. Nts. due
   11/15/13                                                                         100,000         101,375
  Hollywood Park, Inc., 9.25% Sr. Unsec. Sub.
   Nts., Series B due 02/15/07                                                       75,000          76,875
  Intrawest Corp., 7.50% Sr. Nts. due 10/15/13                                      250,000         244,375
  Isle of Capri Casinos, Inc.,
   7.00% Sr. Sub. Nts. due 03/01/14 (a)                                             200,000         185,500
   9.00% Sr. Unsec. Nts. due 03/15/12                                               275,000         296,312
  Mohegan Tribal Gaming Authority,
   6.375% Sr. Sub. Nts. due 07/15/09                                                100,000         100,250
   8.00% Sr. Unsec. Sub. Nts. due 04/01/12                                          400,000         426,000
   8.375% Sr. Sub. Nts. due 07/01/11                                                200,000         216,000
  Penn National Gaming, Inc., 8.875% Sr. Sub.
   Nts. due 03/15/10                                                                300,000         325,875
  Pinnacle Entertainment, Inc., 8.25% Sr. Sub.
   Nts. due 03/15/12 (a)                                                            250,000         239,375
  River Rock Entertainment Authority,9.75%
   Sr. Nts. due 11/01/11                                                            150,000         163,500
  Six Flags, Inc.,
   8.875% Sr. Nts. due 02/01/10                                                     300,000         297,000
   9.625% Sr. Nts. due 06/01/14 (a)                                                  13,000          12,935
   9.75% Sr. Nts. due 04/15/13                                                      450,000         452,250
  Vail Resorts, Inc., 6.75% Sr. Sub. Nts. due
   02/15/14                                                                         200,000         189,500
 Environmental Control - .75%
  Allied Waste North America, Inc.,
   7.875% Sr. Nts. due 04/15/13                                                     100,000         104,500
   8.50% Sr. Sub. Nts. due 12/01/08                                                 300,000         328,125
   9.25% Sr. Nts., Series B due 09/01/12                                          1,000,000       1,120,000
  Imco Recycling, Inc., 10.375% Sr. Sec. Nts. due
   10/15/10                                                                         150,000         162,000
  Safety-Kleen Corp., 9.25% Sr. Unsec. Nts. due
   05/15/09 (r)(b)(f)                                                               150,000           7,500
  Synagro Technologies, Inc., 9.50% Sr. Unsec.
   Sub. Nts. due 04/01/09                                                            75,000          78,375
  Waste Services, Inc., 9.50% Sr. Sub. Nts. due
   04/15/14 (a)                                                                     150,000         153,750
 Food - .75%
  American Seafoods Group LLC,
   10.125% Sr. Unsec. Sub. Nts. due 04/15/10                                        100,000         120,000
  Burns Philp Capital Pty., Ltd., 9.75% Sr. Sub. Nts.
   due 07/15/12                                                                     100,000         103,500
  Del Monte Corp., 8.625% Sr. Sub. Nts. due
   12/15/12                                                                         100,000         107,750
  Doane Pet Care Co.,
   9.75% Sr. Unsec. Sub. Nts. due 05/15/07                                          200,000         184,500
   10.75% Sr. Unsec. Nts. due 03/01/10                                              100,000         105,500
  Dole Food Co., Inc.,
   8.625% Sr. Nts. due 05/01/09 (c)                                                 200,000         209,500
   8.875% Sr. Unsec. Nts. due 03/15/11                                               50,000          52,875
  Domino's, Inc., 8.25% Sr. Sub. Nts. due
   07/01/11                                                                         350,000         371,000
  Great Atlantic & Pacific Tea Co., Inc. (The),
   9.125% Sr. Nts. due 12/15/11                                                     113,000          96,050

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
  Ingles Markets, Inc., 8.875% Sr. Sub. Nts. due
   12/01/11                                                                   $      13,000   $      13,357
  Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts.
   due 12/01/13 (a)                                                                 300,000         289,500
  Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts.
   due 02/15/08                                                                     100,000         105,000
  United Biscuits Finance PLC, 10.75% Sr. Sub. Nts.
   due 04/15/11 (GBP) (f)                                                           100,000         192,830
 Forest Products & Paper - .57%
  Abitibi-Consolidated, Inc., 8.55% Unsec. Nts.
   due 08/01/10                                                                      75,000          79,082
  Appleton Papers, Inc., 8.125% Sr. Nts. due
   06/15/11 (a)                                                                     150,000         151,875
  Buckeye Technologies, Inc., 8.50% Sr. Nts. due
   10/01/13                                                                          50,000          50,500
  Doman Industries Ltd., 8.75% Sr. Nts. due
   03/15/05 (b)(f)                                                                  200,000          73,500
  Fort James Corp., 6.875% Sr. Nts. due
   09/15/07                                                                         200,000         210,000
  Georgia-Pacific Corp.,
   8.125% Sr. Unsec. Nts. due 05/15/11                                              400,000         442,000
   9.375% Sr. Unsec. Nts. due 02/01/13                                              200,000         229,000
  Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts.
  due 11/15/07                                                                      100,000          50,000
  Norske Skog Canada, Ltd., 7.375% Sr. Nts. due
   03/01/14 (a)                                                                     200,000         193,500
  Tembec Industries, Inc., 8.50% Sr. Nts. due
   02/01/11                                                                          13,000          13,130
 Gas - .04%
  SEMCO Energy, Inc.,
   7.125% Sr. Nts. due 05/15/08                                                      50,000          51,250
   7.75% Sr. Nts. due 05/15/13                                                       50,000          51,500
 Health Care - Products - .35%
  Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts.
   due 06/15/14 (a)                                                                 100,000          98,375
  Fresenius Medical Care Capital Trust II, 7.875%
   Units due 02/01/08                                                               100,000         105,500
  Fresenius Medical Care Capital Trust III, 7.375%
   Sr. Sub. Nts. due 02/01/08 (DEM) (f)                                              10,000           6,642
  Fresenius Medical Care Capital Trust IV, 7.875%
   Trust Preferred Nts. due 06/15/11                                                400,000         424,000
  Inverness Medical Innovations, Inc., 8.75%
   Sr. Sub. Nts. due 02/15/12 (a)                                                   150,000         153,375
  Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts.,
   Series B due 08/15/12                                                            100,000         113,500
 Health Care - Services - .96%
  Alliance Imaging, Inc., 10.375% Sr. Sub. Nts.
   due 04/15/11                                                                      13,000          13,617
  Ameripath, Inc., 10.50% Sr. Unsec. Sub. Nts.
   due 04/01/13                                                                     100,000         101,000
  Extendicare Health Services, Inc., 6.875%
   Sr. Sub. Nts. due 05/01/14 (a)                                                   150,000         141,000
   9.50% Sr. Unsec. Sub. Nts. due 07/01/10                                          100,000         111,000
  HCA, Inc., 6.30% Sr. Unsec. Nts. due
   10/01/12                                                                         300,000         300,154
  Healthsouth Corp.,
   7.625% Unsec. Nts. due 06/01/12 (b)                                              200,000         188,500
   10.75% Sr. Sub. Nts. due 10/01/08                                                 13,000          13,390
  Magellan Health Services, Inc., 9.375% Sr. Nts.,
   Series A due 11/15/08                                                            186,764         200,304
  PacifiCare Health Systems, 10.75%
   Sr. Unsec. Unsub. Nts. due 06/01/09                                        $     195,000   $     222,300
  Rotech Healthcare, Inc., 9.50% Sr. Unsec. Nts.
   due 04/01/12                                                                     175,000         186,812
  Tenet Healthcare Corp.,
   6.375% Sr. Unsec. Nts. due 12/01/11                                              202,000         176,750
   7.375% Nts. due 02/01/13                                                          13,000          11,765
   9.875% Sr. Nts. due 07/01/14 (a)                                                 125,000         127,187
  Triad Hospitals, Inc.,
   7.00% Sr. Nts. due 05/15/12                                                      100,000         100,750
   7.00% Sr. Sub. Nts. due 11/15/13                                                 170,000         161,500
  Universal Hospital Services, Inc., 10.125% Sr. Nts.
   due 11/01/11 (f)                                                                 100,000         101,500
  US Oncology, Inc., 9.625% Sr. Sub. Nts. due
   02/01/12                                                                         100,000         118,000
  Vanguard Health Systems, Inc., 9.75%
   Sr. Unsec. Sub. Nts. due 08/01/11                                                200,000         216,500
 Holding Companies - Diversified - .17%
  Atlantic Broadband Finance LLC, 9.375%
   Sr. Sub. Nts. due 01/15/14 (a)                                                   100,000          94,500
  Kansas City Southern Railway Co. (The), 7.50%
   Sr. Unsec. Nts. due 06/15/09                                                     100,000         100,000
  MDP Acquisitions PLC, 9.625% Sr. Unsec. Nts.
   due 10/01/12                                                                     100,000         109,500
  Stena AB,
   7.50% Sr. Nts. due 11/01/13                                                       77,000          76,134
   9.625% Sr. Unsec. Nts. due 12/01/12                                               50,000          55,500
 Home Builders - .56%
  Beazer Homes USA, 8.375% Sr. Unsec. Nts. due
   04/15/12                                                                          75,000          79,125
  D.R. Horton, Inc.,
   9.375% Sr. Unsec. Sub. Nts. due 03/15/11                                         100,000         110,375
   9.75% Sr. Sub. Nts. due 09/15/10                                                  75,000          86,906
  K. Hovnanian Enterprises, Inc., 8.875%
   Sr. Unsec. Sub. Nts. due 04/01/12                                                175,000         183,750
  KB Home,
   7.75% Sr. Nts. due 10/15/04                                                      100,000         101,250
   8.625% Sr. Sub. Nts. due 12/15/08                                                250,000         268,750
   9.50% Sr. Unsec. Sub. Nts. due 02/15/11                                          100,000         110,250
  Meritage Corp.,
   9.75% Sr. Unsec. Nts. due 06/01/11                                               100,000         110,000
  Standard Pacific Corp.,
   9.25% Sr. Sub. Nts. due 04/15/12                                                 100,000         107,500
  WCI Communities, Inc.,
   9.125% Sr. Sub. Nts. due 05/01/12                                                175,000         189,000
  William Lyon Homes, Inc.,
   10.75% Sr. Unsec. Nts. due 04/01/13 (f)                                          100,000         110,500
 Home Furnishings - .08%
  Salton, Inc., 10.75% Sr. Unsec. Sub. Nts. due
   12/15/05                                                                          35,000          30,275
  Sealy Mattress Co., 8.25% Sr. Sub. Nts. due
   06/15/14 (a)                                                                     175,000         175,875
 Household Products & Wares - .21%
  Playtex Products, Inc.,
   8.00% Sr. Sec. Nts. due 03/01/11 (a)                                             300,000         312,375
   9.375% Sr. Unsec. Sub. Nts. due 06/01/11                                         250,000         243,125
 Insurance - .00%
  Conseco, Inc., Escrow Shares, 10.75%
   Sr. Unsec. Nts. due 06/15/09 (r)(b)                                              100,000              --

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
 Internet - .00%
  Exodus Communications, Inc.,
   10.75% Sr. Nts. due 12/15/09
   (EUR) (r)(b)(f)                                                            $      81,993   $       4,501
  NorthPoint Communications Group, Inc.,
   12.875% Sr. Unsec. Sub. Nts. due
   02/15/10 (r)(b)(f)                                                                40,035               4
  PSINet, Inc., 11.00% Sr. Nts. due
   08/01/09 (r)(b)(f)                                                                90,156           4,508
  Teligent, Inc., 11.50% Sr. Nts. due
   12/01/07 (r)(b)                                                                  100,000              --
 Iron & Steel - .52%
  AK Steel Corp.,
   7.75% Sr. Unsec. Nts. due 06/15/12                                                13,000          11,732
   7.875% Sr. Unsec. Nts. due 02/15/09                                               50,000          46,750
  California Steel Industries, Inc., 6.125%
   Sr. Nts. due 03/15/14                                                            200,000         186,500
  Ispat Inland ULC, 9.75% Sr. Sec. Nts. due
   04/01/14 (a)                                                                     350,000         360,500
  Oregon Steel Mills, Inc., 10.00% Unsec. Nts.
   due 07/15/09                                                                     300,000         318,000
  Steel Dynamics, Inc., 9.50% Sr. Unsec. Nts. due
   03/15/09                                                                         175,000         193,375
  United States Steel Corp.,
   9.75% Sr. Nts. due 05/15/10                                                       84,000          93,030
   10.75% Sr. Nts. due 08/01/08                                                     130,000         148,525
 Leisure Time - .11%
  Premier Cruise Ltd., 11.00% Sr. Nts. due
   03/15/08 (r)(a)(b)                                                                50,000              --
  Royal Caribbean Cruises Ltd., 8.75% Sr. Unsec.
   Unsub. Nts. due 02/02/11                                                         200,000         221,500
  Worldspan, LP/Worldspan Financial Corp.,
   9.625% Sr. Nts. due 06/15/11                                                      50,000          51,000
 Lodging - 1.96%
  Aztar Corp., 9.00% Sr. Unsec. Sub. Nts. due
   08/15/11                                                                         250,000         276,875
  Boyd Gaming Corp., 8.75% Sr. Unsec. Sub. Nts.
   due 04/15/12                                                                     175,000         186,375
  Coast Hotels & Casinos, Inc., 9.50% Sr. Sub. Nts.
   due 04/01/09 (f)                                                                 200,000         210,000
  Florida Panthers Holdings, Inc., 9.875%
   Sr. Sub. Nts. due 04/15/09                                                       150,000         157,875
  Hilton Hotels Corp., 7.625% Sr. Unsec. Nts. due
   12/01/12                                                                         300,000         322,500
  HMH Properties, Inc., 7.875% Sr. Sec. Nts. due
   08/01/08                                                                         215,000         220,375
  John Q Hamons Hotels, Inc., 8.875% Sr. Nts.,
   Series B due 05/15/12                                                            100,000         108,500
  Mandalay Resort Group, 10.25% Sr. Unsec.
   Sub. Nts., Series B due 08/01/07                                                 100,000         111,000
  MGM Mirage, 9.75% Gtd. Sr. Sub. Nts. due
   06/01/07 (b)                                                                     650,000         710,125
  Park Place Entertainment Corp.,
   7.875% Sr. Sub. Nts. due 03/15/10                                                100,000         105,500
   9.375% Sr. Unsec. Sub. Nts. due 02/15/07                                         400,000         434,500
  Prime Hospitality Corp., 8.375% Sr. Unsec.
   Sub. Nts. due 05/01/12                                                           175,000         180,687
  Starwood Hotels & Resorts Worldwide, Inc.,
   7.875% Sr. Nts. due 05/01/12                                                     500,000         535,000
  Station Casinos, Inc.,
   6.50% Sr. Unsec. Sub. Nts. due 02/01/14                                    $     500,000   $     481,250
   9.875% Sr. Unsec. Sub. Nts. due 07/01/10 (f)                                     250,000         275,313
  Sun International Hotels Ltd., 8.875% Sr. Sub. Nts.
   due 08/15/11                                                                     300,000         320,250
  Trump Casino Holdings & Funding, 12.625%
   Sr. Sec. Nts. due 03/15/10                                                       163,000         167,075
  Venetian Casino Resort LLC/Las Vegas
   Sands, Inc., 11.00% Sec. Nts. due 06/15/10                                       250,000         288,750
 Machinery - Construction & Mining - .04%
  Terex Corp., 9.25% Sr. Unsec. Sub. Nts. due
   07/15/11                                                                         100,000         109,000
 Machinery - Diversified - .13%
  AGCO Corp., 9.50% Sr. Unsec. Nts. due
   05/01/08                                                                         200,000         218,000
  NMHG Holding Co., 10.00% Unsec. Nts. due
   05/15/09                                                                         100,000         110,000
  Media - 4.37%
   Adelphia Communications Corp.,
   10.25% Sr. Unsec. Nts. due 11/01/06 (r)(b)                                       100,000          99,000
   10.25% Sr. Unsec. Sub. Nts. due
   06/15/11 (r)(b)                                                                  100,000         102,500
   10.875% Sr. Unsec. Nts. due 10/01/10 (r)(b)                                      200,000         202,000
  Albritton Communications Co., 7.75%
   Sr. Unsec. Sub. Nts. due 12/15/12                                                300,000         295,500
  American Media Operations, Inc.,
   8.875% Sr. Unsec. Sub. Nts. due 01/15/11                                          75,000          72,563
   10.25% Sr. Unsec. Sub. Nts., Series B due
   05/01/09                                                                         100,000         103,750
  Block Communications, Inc., 9.25% Sr. Sub. Nts.
   due 04/15/09                                                                     175,000         183,750
  Charter Communications Holdings II LLC/
   Charter Communications Holdings II
   Cap Corp., 10.25% Sr. Nts. due 09/15/10 (a)                                      300,000         302,268
  Charter Communications Holdings LLC/
   Charter Communications Holdings
   Capital Corp., 8.375% Sr. Nts., Second Lien
   due 04/30/14 (a)                                                                 350,000         338,625
   8.625% Sr. Unsec. Nts. due 04/01/09                                            1,000,000         797,500
   10.00% Sr. Unsec. Sub. Nts. due 05/15/11                                          13,000          10,303
   10.75% Sr. Unsec. Nts. due 10/01/09                                              300,000         252,000
   11.125% Sr. Unsec. Nts. due 01/15/11                                             100,000          84,000
   0%/11.75% Sr. Unsec. Sub. Disc. Nts. due
   05/15/11 (b)(d)                                                                  450,000         291,375
  Corus Entertainment, Inc.,
   8.75% Sr. Sub. Nts. due 03/01/12                                                 175,000         187,031
  CSC Holdings, Inc.,
   7.625% Sr. Unsec. Unsub. Nts., Series B due
   04/01/11                                                                         500,000         501,250
  Dex Media East LLC/Dex Media East
   Finance Co., 9.875% Sr. Unsec. Nts. due
   11/15/09                                                                         100,000         112,250
  Dex Media West LLC/Dex Media
   Finance Co.,
   8.50% Sr. Nts., Series B due 08/15/10                                            100,000         109,000
   9.875% Sr. Sub. Nts., Series B due 08/15/13                                      200,000         219,500
  Dex Media, Inc., 8.00% Nts. due 11/15/13 (a)                                      625,000         600,000
  DirecTV Holdings LLC, 8.375% Sr. Nts. due
   03/15/13                                                                         700,000         774,375

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
  EchoStar DBS Corp.,
   9.125% Sr. Nts. due 01/15/09                                               $     425,000   $     465,906
   10.375% Sr. Unsec. Nts. due 10/01/07                                             500,000         534,375
  Emmis Operating Co., 6.875% Sr. Sub. Nts.
   due 05/15/12 (a)                                                                 300,000         294,000
  Entravision Communications Corp., 8.125%
   Sr. Unsec. Sub. Nts. due 03/15/09                                                175,000         180,469
  Granite Broadcasting Corp., 9.75% Sr. Sec. Nts.
   due 12/01/10 (a)                                                                 313,000         291,090
  Hollinger International Publishng, Inc., 9.00%
   Sr. Unsec. Nts. due 12/15/10                                                     390,000         450,450
  Houghton Mifflin Co.,
   8.25% Sr. Nts. due 02/01/11                                                      200,000         200,000
   9.875% Sr. Sub. Nts. due 02/01/13                                                 13,000          13,000
  Kabel Deutschland GmbH, 10.625% Sr. Nts. due
   07/01/14 (a)                                                                     150,000         154,125
  Lin Television Corp., 6.50% Sr. Sub. Nts. due
   05/15/13                                                                         150,000         144,750
  LodgeNet Entertainment Corp., 9.50%
   Sr. Sub. Nts. due 06/15/13                                                        50,000          54,625
  Mediacom LLC/Mediacom Capital Corp.,
   9.50% Sr. Unsec. Nts. due 01/15/13                                               363,000         350,295
  MediaNews Group, Inc., 6.375% Sr. Sub. Nts.
   due 04/01/14                                                                     500,000         455,000
  News America Holdings, Inc., 8.875%
   Sr. Unsec. Nts. due 04/26/23                                                     185,000         231,117
  PRIMEDIA, Inc.,
   8.00% Sr. Nts. due 05/15/13 (a)                                                  300,000         282,000
   8.875% Sr. Unsec. Nts. due 05/15/11                                               13,000          12,870
  Radio One, Inc.,
   8.875% Sr. Unsec. Sub. Nts., Series B due
   07/01/11                                                                         300,000         327,375
  Shaw Communications, Inc.,
   8.54% Unsec. Unsub. Nts. due
   09/30/27 (CAD)                                                                    80,000          58,355
  Sinclair Broadcast Group, Inc.,
   8.00% Sr. Sub. Nts. due 03/15/12                                                 600,000         613,500
   8.75% Sr. Sub. Nts. due 12/15/11                                                 100,000         107,000
  Spanish Broadcasting System, Inc., 9.625%
   Sr. Unsec. Sub. Nts. due 11/01/09                                                200,000         211,000
  Videotron LTEE, 6.875% Sr. Nts. due
   01/15/14                                                                         100,000          97,250
  WRC Media, Inc./Weekly Reader Corp./
   Compass Learning Corp., 12.75% Sr. Sub. Nts.
   due 11/15/09                                                                     200,000         182,250
 Metal Fabrication & Hardware - .04%
  TriMas Corp., 9.875% Sr. Unsec. Sub. Nts. due
   06/15/12                                                                         100,000         106,000
 Mining - .26%
  Century Aluminum Co., 11.75% Sr. Sec. Nts.
   due 04/15/08                                                                     100,000         111,500
  Compass Minerals Group, Inc., 10.00%
   Sr. Sub. Nts. due 08/15/11                                                       100,000         111,000
  Jorgensen (Earle M.) Co., 9.75% Sr. Unsec. Nts.
   due 06/01/12 (f)                                                                 100,000         109,500
  Kaiser Aluminum & Chemical Corp., 10.875%
   Sr. Nts., Series B due 10/15/06 (r)(b)                                           250,000         261,875
  Metallurg, Inc., 11.00% Sr. Nts. due 12/01/07                                     150,000          75,000
 Miscellaneous - Manufacturing - .35%
  Actuant Corp., 13.00% Sr. Sub. Nts. due
   05/01/09                                                                   $      32,000   $      38,400
  Blount, Inc., 13.00% Sr. Sub. Nts. due
   08/01/09                                                                          50,000          53,563
  Insilco Corp., 12.00% Sr. Sub. Nts. due
   08/15/07 (r)(b)                                                                   50,000              --
  Jacuzzi Brands, Inc., 9.625% Sr. Nts. due
   07/01/10                                                                          78,000          83,460
  Koppers, Inc., 9.875% Sr. Sec. Nts. due
   10/15/13                                                                         150,000         164,250
  Roller Bearing Co. of America, Inc., 9.625%
   Sr. Sub. Notes, Series B due 06/15/07                                            125,000         125,000
  SPX Corp., 7.50% Sr. Nts. due 01/01/13                                            200,000         205,000
  TD Funding Corp., 8.375% Sr. Sub. Nts. due
   07/15/11                                                                         100,000         101,500
  Trinity Industries, Inc., 6.50% Sr. Nts. due
   03/15/14 (a)                                                                     150,000         137,250
 Oil & Gas - 1.50%
  Belden & Blake Corp., 9.875% Sr. Sub. Nts.,
   Series B due 06/15/07                                                            200,000         205,000
  Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts.
   due 01/15/16                                                                     224,000         218,400
  EXCO Resources, Inc., 7.25% Sr. Nts. due
   01/15/11                                                                         200,000         203,000
  Forest Oil Corp., 7.75% Sr. Unsec. Nts. due
   05/01/14                                                                         175,000         178,500
  Frontier Oil Corp., 11.75% Sr. Nts. due
   11/15/09                                                                          50,000          54,625
  Ocean Rig Norway AS, 10.25% Sr. Sec. Nts. due
   06/01/08                                                                         300,000         297,000
  Paramount Resources Ltd., 7.875% Sr. Nts. due
   11/01/10                                                                         100,000          95,500
  Pemex Project Funding Master Trust, 6.625%
   Unsec. Unsub. Nts. due 04/04/10 (EUR)                                            230,000         295,015
   8.50% Unsec. Unsub. Nts. due 02/15/08                                            130,000         143,000
  Pemex Project Funding Master Trust 2, 7.375%
   Unsec. Unsub. Nts. due 12/15/14                                                  270,000         275,400
  Pioneer Natural Resource Co., 7.50% Sr. Nts.
   due 04/15/12                                                                     200,000         226,485
  Plains Exploration & Production Co., 7.125%
   Sr. Nts. due 06/15/14 (a)                                                        100,000         101,750
  Premcor Refining Group, Inc.,
   6.75% Sr. Nts. due 05/01/14                                                      150,000         148,500
   9.50% Sr. Unsec. Nts. due 02/01/13                                               200,000         230,500
  Range Resources Corp., 7.375% Sr. Sub. Nts.
   due 07/15/13 (a)                                                                 100,000          99,500
  Tesoro Petroleum Corp.,
   8.00% Sr. Sec. Nts. due 04/15/08                                                 350,000         374,500
   9.625% Sr. Sub. Nts. due 04/01/12                                                 13,000          14,593
  Westport Resources Corp., 8.25%
   Sr. Unsec. Sub. Nts. due 11/01/11                                                300,000         339,375
  Whiting Petroleum Corp., 7.25% Sr. Sub. Nts.
   due 05/01/12 (a)                                                                 200,000         198,000
  XTO Energy, Inc., 7.50% Sr. Nts. due
   04/15/12                                                                         175,000         197,463
 Oil & Gas Services - .12%
  Hanover Compressor Co., 8.625% Sr. Nts. due
   12/15/10                                                                         100,000         103,500

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
  Hanover Equipment Trust 2001, 8.50%
   Sr. Sec. Nts., Series A due 09/01/08                                       $     100,000   $     105,750
  Universal Compression, Inc., 7.25%
   Sr. Unsec. Nts. due 05/15/10                                                     100,000         103,250
 Packaging & Containers - 1.12%
  Berry Plastics Corp., 10.75% Sr. Sub. Nts. due
   07/15/12                                                                         200,000         222,000
  Crown European Holdings SA,
   9.50% Sr. Sec. Nts. due 03/01/11                                                 100,000         109,000
   10.875% Sr. Sec. Nts. due 03/01/13                                                50,000          57,000
  Graphic Packaging International,
   8.50% Sr. Nts. due 08/15/11                                                      150,000         160,500
   9.50% Sr. Sub. Nts. due 08/15/13                                                 100,000         108,500
  Jefferson Smurfit Corp.,
   7.50% Sr. Unsec. Unsub. Nts. due 06/01/13                                        100,000          99,000
  Owens-Brockway Glass Container, Inc.,
   7.75% Sr. Sec. Nts. due 05/15/11                                                 250,000         260,000
   8.25% Sr. Unsec. Nts. due 05/15/13                                               213,000         219,923
   8.75% Sr. Sec. Nts. due 11/15/12                                                 250,000         271,250
   8.875% Sr. Sec. Nts. due 02/15/09                                                100,000         108,000
  Pliant Corp.,
   0%/11.125% Sr. Sec. Disc. Nts. due
   06/15/09 (d)                                                                     200,000         168,500
  Solo Cup Co., 8.50% Sr. Sub. Nts. due
   02/15/14 (a)                                                                     300,000         279,000
  Stone Container Corp.,
   8.375% Sr. Unsec. Nts. due 07/01/12                                              500,000         522,500
   9.25% Sr. Unsec. Nts. due 02/01/08                                                50,000          54,625
   9.75% Sr. Unsec. Nts. due 02/01/11                                               100,000         110,000
  Tekni-Plex, Inc., 8.75% Sr. Sec. Nts. due
   11/15/13 (a)                                                                     163,000         155,665
 Pharmaceuticals - .16%
  aaiPharma, Inc., 11.50% Sr. Unsec. Sub. Nts. due
   04/01/10 (e)                                                                     125,000         104,375
  Sybron Dental Specialties, Inc., 8.125%
   Unsec. Sub. Nts. due 06/15/12 (f)                                                150,000         160,500
  Valeant Pharmaceuticals International, 7.00%
   Sr. Nts. due 12/15/11 (a)                                                        150,000         146,250
 Pipelines - 1.71%
  AmeriGas Partners LP/AmeriGas Eagle
   Finance Corp., 8.875% Sr. Unsec. Nts. due
   05/20/11                                                                         200,000         213,000
  Dynegy Holdings, Inc.,
   6.875% Sr. Unsec. Unsub. Nts. due 04/01/11                                       250,000         215,313
   8.75% Sr. Nts. due 02/15/12                                                      813,000         772,350
   10.125% Sr. Sec. Nts. due 07/15/13 (a)                                           200,000         216,500
  El Paso Corp.,
   7.875% Sr. Unsec. Nts. due 06/15/12                                              263,000         236,043
  El Paso Production Holding Co., 7.75% Sr. Nts.
   due 06/01/13                                                                     625,000         573,438
  GulfTerra Energy Partner LP,
   8.50% Sr. Unsec. Sub. Nts., Series B due
   06/01/10                                                                          37,000          40,238
   10.625% Sr. Unsec. Sub. Nts. due 12/01/12                                         67,000          79,730
  Southern Natural Gas Co., 8.00%
   Sr. Unsec. Unsub. Nts. due 03/01/32                                              200,000         188,000
  Tennessee Gas Pipeline Co., 7.50%
   Unsec. Nts. due 04/01/17                                                         750,000         731,250
  Williams Cos., Inc. (The),
   7.125% Nts. due 09/01/11                                                         400,000         406,000
   8.625% Sr. Nts. due 06/01/10                                               $     700,000   $     770,000
 REITS - .40%
  Felcor Lodging LP, 9.00% Sr. Nts. due
   06/01/11                                                                         213,000         219,923
  Genesis HealthCare Corp., 8.00% Sr. Sub. Nts.
   due 10/15/13 (a)                                                                  50,000          51,000
  Host Marriott LP, 9.50% Sr. Nts. due
   01/15/07                                                                         100,000         109,250
  MeriStar Hospitality Corp., 9.125%
   Sr. Unsec. Nts. due 01/15/11                                                     663,000         669,630
 Retail - .68%
  Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts. due
   03/15/08 (f)                                                                      50,000          45,000
  Asbury Automotive Group, Inc., 9.00%
   Sr. Sub. Nts. due 06/15/12                                                       100,000         102,000
  AutoNation, Inc., 9.00% Sr. Unsec. Nts. due
   08/01/08                                                                         200,000         226,000
  CSK Auto, Inc., 7.00% Sr. Sub. Nts. due
   01/15/14 (a)                                                                     200,000         190,500
  Eye Care Centers of America, Inc., 9.125%
   Sr. Unsec. Sub. Nts. due 05/01/08                                                 25,000          25,250
  Finlay Fine Jewelry Corp., 8.375% Sr. Nts. due
   06/01/12 (a)                                                                     200,000         207,500
  Hollywood Entertainment Corp., 9.625%
   Sr. Sub. Nts. due 03/15/11                                                       100,000         115,000
  K2, Inc., 7.375% Sr. Nts. due 07/01/14 (a)                                        100,000         101,750
  Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts.
   due 11/01/11                                                                      50,000          56,000
  Remington Arms Company, 10.50% Sr. Sub. Nts.
   due 02/01/11                                                                      50,000          48,500
  Rent-A-Center, 7.50% Sr. Sub. Nts., Series B
   due 05/01/10                                                                      50,000          51,250
  Rite Aid Corp.,
   8.125% Sr. Sec. Nts. due 05/01/10                                                150,000         157,875
   9.50% Sr. Sec. Nts. due 02/15/11                                                  50,000          55,125
  Saks, Inc.,
   8.25% Sr. Unsec. Nts. due 11/15/08                                               300,000         324,750
   9.875% Unsec. Nts. due 10/01/11                                                   50,000          58,125
 Savings & Loans - .08%
  Western Financial Bank, 9.625% Unsec. Sub. Nts.
   due 05/15/12                                                                     200,000         220,000
 Semiconductors - .29%
  AMI Semiconductor, Inc., 10.75% Sr. Sub. Nts.
   due 02/01/13 (f)                                                                  98,000         114,415
  Amkor Technology, Inc.,
   7.75% Sr. Nts. due 05/15/13                                                      350,000         331,625
   9.25% Sr. Unsec. Sub. Nts. due 02/15/08                                          100,000         104,500
  ChipPAC International Co. Ltd.,
   12.75% Sr. Unsec. Sub. Nts., Series B due
   08/01/09                                                                         200,000         213,500
 Shipbuilding - .01%
  Millenium Seacarriers, Inc.,
   12.00% Sr. Sec. Nts. due 07/15/05 (r)(b)(f)                                      100,000          25,630
 Software - .04%
  NDCHealth Corp.,
   10.50% Sr. Unsec. Sub. Nts. due 12/01/12                                         100,000         110,250
 Telecommunications - 3.71%
  360networks, Inc., 13.00% Sr. Unsec. Nts. due
   05/01/08 (EUR) (r)(m)(b)(f)                                                       50,000              --

                                                                               FACE AMOUNT        VALUE
                                                                              OR UNITS (j)       (NOTE 1)
                                                                              -------------   -------------
  American Cellular Corp., 10.00% Sr. Nts.,
   Series B due 08/01/11                                                      $     375,000   $     323,438
  American Color Graphics, 10.00% Sr. Sec. Nts.
   due 06/15/10                                                                      50,000          44,625
  American Tower Corp.,
   7.50% Sr. Nts. due 05/01/12 (a)                                                  200,000         193,500
   9.375% Sr. Nts. due 02/01/09                                                     350,000         373,625
  American Tower Escrow Corp.,
   Zero Coupon Unsec. Disc. Nts. due
   08/01/08                                                                         200,000         146,000
  CellNet Data Systems, Inc.,
   14.00% Sr. Unsec. Disc. Nts. due
   10/01/07 (r)(b)                                                                   45,000              --
  Centennial Cellular Operating Co./
   Centennial Communications Corp., 10.125%
   Gtd. Sr. Nts. due 06/15/13                                                       950,000         980,875
  COLO.com, Inc., 13.875% Sr. Nts. due
   03/15/10 (r)(a)(b)(f)                                                             41,646               4
  Crown Castle International Corp.,
   7.50% Sr. Nts. due 12/01/13                                                      150,000         149,250
   10.75% Sr. Unsec. Nts. due 08/01/11                                              500,000         560,000
  Dobson Communications Corp.,
   8.875% Sr. Nts. due 10/01/13                                                     363,000         275,880
   10.875% Sr. Unsec. Nts. due 07/01/10                                             350,000         301,000
  Focal Communications Corp., Escrow Shares,
   11.875% Sr. Unsec. Nts. due 01/15/10 (r)                                          10,000              --
   12.125% Sr. Unsec. Disc. Nts. due
   02/15/08 (r)                                                                      20,000              --
  Hyperion Telecommunications, Inc.,
   Escrow Shares, 12.00% Nts. due 11/01/07                                           50,000              --
  Insight Midwest LP/Insight Capital, Inc., 9.75%
   Sr. Nts. due 10/01/09                                                            100,000         105,500
  Intermedia Communications, Inc.,
   Escrow Shares, 12.25% Sr. Disc. Nts.,
   Series B due 03/01/09                                                             50,000              --
  Leap Wireless International, Inc.,
   0%/14.50% Sr. Unsec. Disc. Nts. due
   04/15/10 (r)(b)(d)(f)                                                            300,000          42,000
  Level 3 Communications, Inc.,
   9.125% Sr. Unsec. Nts. due 05/01/08                                               13,000          10,303
   10.50% Sr. Disc. Nts. due 12/01/08                                                75,000          59,438
  MCI, Inc.,
   5.908% Sr. Unsec. Nts. due 05/01/07                                               17,000          16,490
   6.688% Sr. Unsec. Nts. due 05/01/09                                               17,000          15,725
   7.735% Sr. Unsec. Nts. due 05/01/14                                               14,000          12,530
  Metromedia Fiber Network, Inc.,
   10.00% Sr. Unsec. Nts., Series B due
   11/15/08 (r)(b)                                                                  150,000              --
  Nextel Communications, Inc.,
   7.375% Unsec. Bond due 08/01/15                                                  140,000         141,400
   9.50% Sr. Nts. due 02/01/11                                                      200,000         224,000
  Nextel Partners, Inc., 12.50% Sr. Unsec. Nts. due
   11/15/09                                                                         137,000         159,605
  Nextlink Communications, Inc., Escrow Shares,
   9.00% Sr. Unsec. Nts. due 03/15/08 (r)(b)(f)                                     100,000              --
   10.75% Sr. Unsec. Nts. due 11/15/08 (r)(b)(f)                                     50,000              --
   12.25% Sr. Unsec. Disc. Nts. due
   06/01/09 (r)(b)(f)                                                               150,000              --
  Orbcomm Global LP, Escrow Shares, 14.00%
   Sr. Nts. due 08/15/04 (b)(f)                                                      75,000              --
  Orion Network Systems, Inc., 12.50%
   Sr. Disc. Nts. due 01/15/07 (r)(b)(f)                                      $     200,000   $      72,000
  PanAmSat Corp., 8.50% Sr. Unsec. Nts. due
   02/01/12                                                                         200,000         227,000
  Qwest Capital Funding, Inc., 7.90% Unsec. Nts.
   due 08/15/10                                                                      13,000          11,505
  Qwest Corp.,
   7.20% Unsec. Nts. due 11/01/04                                                   400,000         403,000
   9.125% Unsec. Unsub. Nts. due 03/15/12 (a)                                       600,000         648,000
  Qwest Services Corp., 13.50% Sr. Sec. Sub. Nts.
   due 12/15/10 (a)                                                                 800,000         930,000
  Rural Cellular Corp.,
   8.25% Sr. Sec. Nts. due 03/15/12 (a)                                             150,000         153,375
   9.625% Sr. Sub. Nts., Series B due 05/15/08                                      100,000          94,500
   9.75% Sr. Sub. Nts. due 01/15/10                                                 313,000         284,048
   9.875% Sr. Nts. due 02/01/10                                                     150,000         148,875
  SBA Communications Corp., 10.25%
   Sr. Unsec. Nts. due 02/01/09                                                     400,000         410,000
  SBA Telecommunications, Inc./
   SBA Communications Corp., 0%/9.75%
   Sr. Disc. Nts. due 12/15/11 (d)                                                  363,000         268,620
  Telewest Communication PLC, 9.875%
   Sr. Nts. due 04/15/09 (GBP) (r)(b)                                               100,000          79,588
  Telus Corp., 7.50% Nts. due 06/01/07                                              350,000         381,195
  Time Warner Telecom LLC/
   Time Warner Telecom, Inc., 9.75%
   Sr. Unsec. Unsub. Nts. due 07/15/08                                               50,000          46,750
  Time Warner Telecom, Inc., 10.125%
   Sr. Unsec. Sub. Nts. due 02/01/11                                                300,000         273,000
  Triton PCS, Inc.,
   8.50% Sr. Nts. due 06/01/13                                                      100,000          94,500
   8.75% Sr. Unsec. Sub. Nts. due 11/15/11                                          113,000          93,225
  UbiquiTel Operating Co., 9.875% Sr. Nts. due
   03/01/11 (a)                                                                     300,000         300,000
  US Unwired, Inc., 10.00% Sr. Sec. Nts. due
   06/15/12 (a)                                                                     125,000         126,250
   0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
   Series B due 11/01/09 (b)(d)                                                     300,000         301,500
  VoiceStream Wireless Corp., 10.375%
   Sr. Unsec. Nts. due 11/15/09                                                         377             407
  Western Wireless Corp., 9.25% Sr. Nts. due
   07/15/13                                                                         163,000         167,890
 Textiles - .22%
  Collins & Aikman Floorcoverings, Inc., 9.75%
   Sr. Unsec. Sub. Nts. due 02/15/10                                                175,000         177,625
  INVISTA,
   9.25% Sr. Nts. due 05/01/12 (a)                                                  400,000         402,000
 Transportation - .25%
  CP Ships Ltd., 10.375% Sr. Unsec. Nts. due
   07/15/12                                                                         150,000         171,375
  Horizon Lines, LLC, 9.00% Nts. due
   11/01/12 (a)                                                                     100,000         100,000
  Hornbeck-Leevac Marine Services, Inc.,
   10.625% Sr. Nts. due 08/01/08                                                    250,000         272,813
  Navigator Gas Transport PLC, 10.50%
   First Priority Ship Mtg. Nts. due
   06/30/07 (r)(m)(a)(b)(f)                                                          25,000          14,728
  Petroleum Helicopters, Inc., 9.375% Sr. Nts. due
   05/01/09                                                                          75,000          78,750
                                                                                              -------------
 Total Corporate Bonds and Notes (cost: $91,843,504)                                             92,037,696
                                                                                              -------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 1)
                                                                              -------------   -------------
COMMON STOCKS - .27%
  AboveNet, Inc. (b)                                                                    140   $       2,940
  Aurora Foods, Inc., Equity Trust Interests (f)                                         56          73,061
  Charles River Labs (b)                                                                760          37,141
  Chesapeake Energy Corp. (b)                                                            66             972
  Classic Holdco LLC (b)(f)                                                              66              --
  Conseco, Inc. (f)                                                                   4,662          92,774
  Covad Communications Group, Inc. (b)                                                4,132           9,917
  Dobson Communications Corp. - Class A (b)(f)                                        6,436          16,528
  Equinix, Inc. (b)                                                                     795          26,982
  ICO Global Communication
   Holdings Ltd. (b)(f)                                                               3,007           1,714
  MCI, Inc. (b)                                                                         407           5,739
  Metrocall Holdings, Inc. (b)                                                          225          15,075
  Microcell Telecommunications, Inc. -
   Class A (b)                                                                            2              48
  Microcell Telecommunications, Inc. -
   Class B (b)                                                                          511          16,505
  NTL, Inc. (b)                                                                       3,845         221,549
  OpTel, Inc. (a)(b)                                                                     85              --
  Orbital Sciences Corp. (b)                                                            279           3,853
  Paxson Communications Corp.,
   Escrow Shares (b)(f)                                                              46,273              --
  Pioneer Cos., Inc. (b)                                                              1,786          12,699
  Prandium, Inc. (b)                                                                  3,625             181
  Price Communications Corp. (b)                                                      1,421          20,974
  Purina Mills, Inc., Escrow Shares (b)(f)                                           50,000              --
  Southern Pacific Funding Corp.,
   Liquidating Trust (b)(f)                                                          52,418              --
  Sterling Chemicals, Inc. (b)                                                          266           6,384
  TVMAX Holdings, Inc. (b)(f)                                                           250              --
  UnitedGlobalCom, Inc. - Class A (b)                                                19,855         144,147
  Viatel Holding Ltd. (Bermuda) (b)(f)                                                  451             428
  Viatel, Inc. (b)(f)                                                                   401              --
  WRC Media Corp. (a)(b)(f)                                                             270               5
  XO Communications, Inc. (b)                                                           255           1,058
                                                                                              -------------
 Total Common Stocks (cost: $1,934,357)                                                             710,674
                                                                                              -------------
PREFERRED STOCKS - .18%
  BankUnited Capital Trust, 10.25%
   Capital Securities, 12/31/26 (b)                                                 100,000         109,000
  Dobson Communications Corp., 6.00%
   Cvt. Series F, Non-Vtg. (a)                                                          100           5,438
  e.spire Communications, Inc., 12.75%
   Jr. Redeemable, Non-Vtg. (b)(f)(h)                                                   620               6
  Eagle-Picher Holdings, Inc., 11.75% Cum
   Exchangeable, Series B, Non-Vtg. (b)(f)                                               10          87,500
  Focal Communications Corp. (b)(f)                                                     155           1,566
  ICG Holdings, Inc., 14.25%
   Exchangeable, Non-Vtg. (b)(f)(h)                                                      43              --
  Nebco Evans Holdings, Inc., 11.25%
   Sr. Redeemable Exchangeable,
   Non-Vtg. (b)(f)(h)                                                                 1,209              12
  Paxson Communications Corp., 13.25% Cum
   Jr. Exchangeable, Non-Vtg. (h)                                                       500          43,812
  PTV, Inc., 10.00% Cum., Series A, Non-Vtg                                               4              29
  Rural Cellular Corp., 11.375% Cum. Sr.,
   Series B, Non-Vtg. (b)(h)                                                             55          46,475
  Sovereign Real Estate Investment Trust, 12.00%
   Non-Cum., Series A (a)(f)                                                        114,000         166,440
                                                                                              -------------
 Total Preferred Stocks (cost: $587,120)                                                            460,278
                                                                                              -------------

                                                                                                  VALUE
                                                                                  UNITS          (NOTE 1)
                                                                              -------------   -------------
RIGHTS, WARRANTS AND CERTIFICATES - .02%
  AboveNet, Inc. Wts., Exp. 09/08/08 (m)(b)(f)                                           59   $         714
  AboveNet, Inc. Wts., Exp. 09/08/10 (m)(b)(f)                                           69             788
  American Tower Corp. Wts., Exp.
   08/01/08 (a)(b)(f)                                                                   200          38,000
  ASAT Finance LLC Wts., Exp.
   11/01/06 (a)(b)(f)                                                                    50              50
  Chesapeake Energy Corp. Wts., Exp.
   05/01/05 (b)(f)                                                                      828              --
  Chesapeake Energy Corp. Wts., Exp.
   05/01/05 (m)(b)(f)                                                                   189             546
  Chesapeake Energy Corp. Wts., Exp.
   09/01/04 (m)(b)(f)                                                                   267              20
  COLO.com, Inc. Wts., Exp.
   03/15/10 (a)(b)(f)                                                                    50              --
  Convergent Communications, Inc. Wts., Exp.
   04/01/08 (a)(b)(f)                                                                   100               1
  Equinix, Inc. Wts., Exp. 12/01/07 (a)(b)(i)                                            50              --
  Focal Communications Corp. Wts., Exp.
   07/01/06 (b)(f)                                                                       60             216
  Focal Communications Corp. Wts., Exp.
   07/01/08 (b)(f)                                                                      303              --
  Grove Investors, Inc., Tranche A Wts., Exp.
   09/14/08 (b)                                                                         124              --
  Grove Investors, Inc., Tranche B Wts., Exp.
   09/14/08 (b)                                                                         124              --
  HF Holdings, Inc. Wts., Exp. 09/27/09 (b)(f)                                          361               4
  Horizon PCS, Inc. Wts., Exp.
   10/01/10 (m)(a)(b)(f)                                                                200              --
  ICO Global Communication Holdings
   Ltd. Wts., Exp. 05/16/06 (b)(f)                                                      755               8
  Insilco Corp. Wts., Exp. 08/15/07 (m)(b)(f)                                            20              --
  Leap Wireless International, Inc. Wts., Exp.
   04/15/10 (a)(b)                                                                       50              --
  Long Distance International, Inc. Wts., Exp.
   04/15/08 (m)(b)(f)                                                                    50              --
  Loral Space & Communications Ltd. Wts., Exp.
   01/15/07 (b)(f)                                                                      100               1
  Microcell Telecommunications, Inc., Cl. A Wts.,
   Exp. 05/01/05 (b)                                                                     94             874
  Microcell Telecommunications, Inc., Cl. B Wts.,
   Exp. 05/01/08 (b)                                                                    158           1,402
  Millenium Seacarriers, Inc. Wts., Exp.
   07/15/05 (a)(b)(f)                                                                   100               1
  Ntelos, Inc. Wts., Exp. 08/15/10 (b)(f)                                                50               1
  Pathmark Stores, Inc. Wts., Exp. 09/19/10 (b)                                         970             824
  PLD Telekom, Inc. Wts., Exp. 06/01/06 (b)                                              50              --
  Price Communications Corp. Wts., Exp.
   08/01/07 (b)                                                                         516              --
  Sterling Chemicals, Inc. Wts., Exp.
   12/31/07 (b)(f)                                                                      429             622
  Venezuela (Republic of) Oil-Linked Payment
   Obligation Wts., Exp. 4/15/2020 (b)                                                2,800              --
  Verado Holdings, Inc., Cl. B Wts., Exp.
   04/15/08 (m)(b)(f)                                                                    75              37
  XO Communications, Inc., Cl. A Wts., Exp.
   01/16/10 (b)                                                                         508             762
  XO Communications, Inc., Cl. B Wts., Exp.
   01/16/10 (b)                                                                         380             399

                                                                                                  VALUE
                                                                                  UNITS          (NOTE 1)
                                                                              -------------   -------------
  XO Communications, Inc., Cl. C Wts., Exp.
  01/16/10 (b)                                                                          380   $         266
                                                                                              -------------
 Total Rights, Warrants and Certificates (cost: $54,236)                                             45,536
                                                                                              -------------

                                                                               FACE AMOUNT
                                                                              OR UNITS (i)
                                                                              -------------
STRUCTURED INSTRUMENTS - 2.74%
  Citigroup Global Markets Holdings, Inc.,
   Argentine Peso Unsec. Linked Nts.,
   Zero Coupon due 07/06/04                                                   $     105,000         110,166
   Brazilian Real Unsec. Linked Nts., 0.79% due
   09/15/04                                                                       2,755,000       2,678,687
   Brazilian Real Unsec. Linked Nts., 0.93% due
   01/14/05                                                                         972,711         910,068
   Colombia (Republic of) Unsec. Credit Linked
   Nts., 15.00% due 03/15/07                                                        826,805         879,224
   Colombia (Republic of) Unsec. Credit Linked
   Nts., 15.00% due 04/27/12                                                        348,809         289,477
   Peruvian Sol Unsec. Linked Nts., 0.77% due
   07/14/04                                                                         583,627         583,043
  Credit Suisse First Boston Corp.,
   US Dollar/South African Rand Linked Nts.,
   Series FBI43, 1.196% due 05/23/22 (c)                                            245,000         238,581
  Credit Suisse First Boston Corp. (Cayman),
   Russia (Government of) Linked Nts.,
   Series 24, 15.00% due 09/02/05 (RUB)                                          12,300,000         457,178
  Credit Suisse First Boston Corp. (Cayman),
   Russia (Government of) Linked Bonds,
   Series 24, 15.00% due 09/02/05 (RUB)                                             564,000          20,934
   Series 26, 15.00% due 11/03/05 (RUB)                                             572,000          20,759
  Deutsche Bank AG, Moscow (City of) Linked
   Nts., 10.00% due 05/27/05 (RUB)                                                6,595,000         231,687
  Lehman Brothers International,
   Turkey (Republic of) Treasury Bills Linked
   Nts., Zero Coupon due 05/25/05                                                   506,036         404,576
   Turkey (Republic of) Treasury Bills Total
   Return Linked Nts., Zero Coupon due
   08/24/05                                                                         475,000         311,695
                                                                                              -------------
 Total Structured Instruments (cost: $7,274,157)                                                  7,136,075
                                                                                              -------------

                                                                               FACE AMOUNT
                                                                              -------------
SHORT-TERM INVESTMENTS - 8.70%
  Triparty Repurchase Agreement dated June 30,
  2004 with Investors Bank & Trust Co.,
  effective yield of .65%, due July 1, 2004,
  collateralized by U.S. Treasury Bonds, 5.25%,
  February 15, 2029 with a
  value of $23,066,547                                                        $  22,613,227      22,613,227
                                                                                              -------------
 Total Short-Term Investments (cost: $22,613,227)                                                22,613,227
                                                                                              -------------
TOTAL SECURITIES (COST: $286,366,658) - 109.53%                                                 284,765,624
OTHER ASSETS AND LIABILITIES, NET - (9.53)%                                                     (24,783,499)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $ 259,982,125
                                                                                              =============

Atlas U.S. Government and Mortgage Securities Fund

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
MORTGAGE-BACKED OBLIGATIONS - 33.61%
 Government - Sponsored Enterprises - 33.16%
  Fannie Mae,
   5.50% due 07/01/31-09/01/32                                                $  12,853,867   $  12,846,089
   6.00% due 02/01/29-10/01/32                                                   48,958,300      50,101,123
   6.50% due 06/01/23-08/01/32                                                   27,380,528      28,555,739
   7.00% due 10/01/23-07/01/31                                                    4,497,039       4,761,274
   7.50% due 12/01/17-01/01/30                                                    2,134,479       2,292,482
   8.00% due 12/01/24-02/01/28                                                    2,684,317       2,936,275
   8.50% due 08/01/14-03/01/27                                                      725,547         793,719
   9.00% due 06/01/21-04/01/25                                                      503,625         564,749
   9.50% due 10/01/20-11/01/20                                                        5,467           6,192
  Freddie Mac,
   6.50% due 02/01/31                                                               183,895         191,774
   7.00% due 12/01/23-05/01/29                                                      621,646         658,828
   7.50% due 02/01/23-05/01/24                                                    1,571,449       1,699,476
   8.00% due 06/01/24-11/01/26                                                      562,990         615,778
   8.50% due 10/01/21-08/01/26                                                      196,762         215,914
   9.00% due 01/01/17-10/01/24                                                      314,333         353,686
   9.50% due 09/01/16-06/01/21                                                      109,806         123,419
   10.00% due 08/01/17-08/01/20                                                       7,567           8,450
   10.50% due 12/01/18-05/01/20                                                      21,280          23,837
 U.S. Government Agencies - .45%
  Government National Mortgage Association,
   7.50% due 10/15/22-03/15/24                                                    1,100,177       1,191,709
   8.00% due 04/15/23-06/15/25                                                      219,181         241,632
   8.50% due 07/15/16                                                                 2,790           3,100
                                                                                              -------------
 Total Mortgage-Backed Obligations (cost: $104,498,989)                                         108,185,245
                                                                                              -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 58.24%
  Fannie Mae Floating Collateralized
   Mortgage Obligation,
   1.44% due 03/25/17                                                            10,366,820      10,381,405
   1.44% due 05/15/22                                                            12,730,703      12,792,947
   1.44% due 11/15/32                                                             5,641,107       5,633,457
   1.45% due 03/25/17                                                             5,603,589       5,608,389
   1.49% due 06/25/15                                                             5,000,000       5,013,987
   1.49% due 10/15/32                                                             4,979,457       4,967,612
   1.539% due 12/15/30                                                               29,417          29,420
   1.55% due 03/25/33                                                             1,782,842       1,776,804
   1.59% due 03/15/32                                                             1,398,654       1,407,552
   2.25% due 04/15/16                                                            11,654,982      11,589,128
   2.25% due 03/15/22                                                            10,608,410      10,423,336
   2.75% due 06/15/18                                                            14,449,693      14,457,484
   3.801% due 04/25/23                                                              556,013         556,575
   4.00% due 12/15/12                                                             4,301,195       4,325,223
   6.50% due 08/15/28                                                             1,718,278       1,793,374
   6.50% due 12/20/28                                                             1,635,276       1,693,455
  Freddie Mac Floating Collateralized
   Mortgage Obligation,
   2.00% due 04/15/22                                                            13,457,928      13,140,602
   3.00% due 08/15/12                                                             9,283,620       9,203,032
   3.00% due 09/15/22                                                            15,000,000      14,830,541
   3.00% due 02/15/23                                                            17,921,400      17,744,971
   4.00% due 05/15/11                                                            16,174,706      16,085,644
   6.50% due 04/15/28                                                               923,681         956,901
   6.50% due 05/15/28                                                               923,387         960,667
   6.50% due 07/15/28                                                             3,327,273       3,468,326

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
  GNMA Floating Collateralized
   Mortgage Obligation,
   1.494% due 10/16/29                                                        $   5,886,466   $   5,909,143
   3.75% due 10/20/26                                                            10,000,000      10,016,000
   5.50% due 04/20/31                                                               631,556         640,695
   6.50% due 09/20/28                                                             1,983,200       2,067,222
                                                                                              -------------
 Total Collateralized Mortgage Obligations (cost: $188,584,976)                                 187,473,892
                                                                                              -------------
SHORT-TERM INVESTMENTS - 7.93%
  Repurchase Agreement dated June 30, 2004
  with Lehman Brothers, Inc., effective yield
  of 1.40%, due July 1, 2004, collateralized
  by FNMAs, 3.40-6.37%, April 1, 2028-
  July 1, 2034 with a
  value of $26,031,756                                                           25,519,000      25,519,000
                                                                                              -------------
 Total Short-Term Investments (cost: $25,519,000)                                                25,519,000
                                                                                              -------------
TOTAL SECURITIES (COST: $318,602,965) - 99.78%                                                  321,178,137
OTHER ASSETS AND LIABILITIES, NET - .22%                                                            722,348
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $ 321,900,485
                                                                                              =============

Atlas California Municipal Money Fund

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
COMMERCIAL PAPER - 9.55%
 General Obligations - 9.55%
  Los Angeles Metropolitan Transportation
   Authority, 1.00% due 08/12/04                                              $   1,024,000   $   1,024,000
  Municipal Improvement Corp. of Los Angeles,
   1.20% due 11/08/04                                                             1,100,000       1,100,000
  State Infrastructure & Economic Development
   Bank, Salvation Army, 1.02% due
   11/17/04                                                                         200,000         200,000
                                                                                              -------------
 Total Commercial Paper (cost: $2,324,000)                                                        2,324,000
                                                                                              -------------
FIXED RATE BONDS AND NOTES - 5.11%
  Bay Area Government Association,
   Rapid Transit, Series A, AMBAC Insured,
   3.50% due 06/15/05                                                               130,000         132,389
  Los Angeles, Community College District,
   Series A, FSA Insured, 2.00% due
   08/01/04                                                                         600,000         600,467
  State Department of Water Resources,
   Central Valley Project Revenue, Series J-2,
   5.80% due 12/01/04                                                               500,000         509,515
                                                                                              -------------
 Total Fixed Rate Bonds and Notes (cost: $1,242,371)                                              1,242,371
                                                                                              -------------
VARIABLE RATE DEMAND NOTES * - 85.40%
  Alameda Contra Costa Transportation District,
   Revenue Anticipation Notes, 2.00% due
   08/19/04                                                                       1,000,000       1,001,351
  Alameda County, Industrial Development
   Authority Revenue, Tool Family Partnership,
   Series A, AMT, 1.10% due 07/01/27                                                800,000         800,000
  Concord Multi-Family Mortgage Revenue,
   1.05% due 07/15/18                                                               800,000         800,000
  Fresno Sewer Revenue, Sub. Lien, Series A,
   FGIC Insured, 1.06% due 09/01/25                                               1,000,000       1,000,000
  Golden Empire Schools Financing Authority,
   Lease Revenue, Kern High School
   District Projects, 1.06% due 08/01/31                                          1,000,000       1,000,000
  Grant, Joint Union High School District,
   Bridge Funding Program, FSA Insured, 0.98%
   due 07/01/37                                                               $     300,000   $     300,000
  Irvine Ranch Water District, District
   Nos. 140, 240, 105 & 250, 1.04% due
   04/01/33                                                                         200,000         200,000
  Las Virgenes, Unified School District,
   COP, FSA Insured, 0.875% due
   07/01/33                                                                         500,000         500,000
  Los Angeles, Community Development,
   Willowbrook Project, 1.11% due 11/01/15                                          800,000         800,000
  Los Angeles, Department of Airports,
   LA International Airport, Series C1, 1.15% due
   05/15/20                                                                         250,000         250,000
  Oakland, COP, Capital Equipment Project,
   1.06% due 12/01/15                                                               500,000         500,000
  Orange County Improvement Bond Act 1915,
   Assessment District No. 01-01, Series A, 1.05%
   due 09/02/33                                                                   1,100,000       1,100,000
  Orange County, Apartment Development
   Revenue, Aliso Creek Project, Series B, 1.06%
   due 11/01/22                                                                   1,900,000       1,900,000
  Perris Unified High School District, COP,
   School Financing Project, FSA Insured, 1.00%
   due 09/01/33                                                                     700,000         700,000
  Rancho Water District Financing Authority
   Revenue, Series A, 3.00% due 08/01/29                                            350,000         350,536
  Riverside County Housing Authority,
   Multi-Family Housing Mortgage Revenue,
   1.06% due 08/01/25                                                               675,000         675,000
  San Francisco, City and County
   Redevelopment Agency, Multi-Family
   Revenue, Fillmore Center Project B-1, 1.11%
   due 12/01/17                                                                   1,900,000       1,900,000
  State Department of Water Resources,
   Power Supply Revenue,
   Series B-3, 1.08% due 05/01/22                                                 1,000,000       1,000,000
   Series B-6, 1.07% due 05/01/22                                                   200,000         200,000
   Series C-12, 1.06% due 05/01/22                                                  600,000         600,000
  State Health Facilities Financing Authority
   Revenue, Adventist Health System,  Series B,
   1.08% due 09/01/25                                                             1,000,000       1,000,000
  Catholic Healthcare, Series B, MBIA Insured,
   1.09% due 07/01/16                                                               800,000         800,000
  Scripps Memorial Hospital, Series B,
   MBIA Insured, 1.09% due 10/01/21                                                 300,000         300,000
  State Pollution Control Financing Authority,
   Pollution Control Revenue, Pacific
   Gas & Electric Co., 1.10% due 11/01/26                                         1,000,000       1,000,000
  Statewide Communities Development
   Authority, Pollution Control Revenue,
   Chevron USA Inc. Project, 1.07% due
   05/15/24                                                                         450,000         450,000
  Robert Louis Stevenson Development, 1.08%
   due 02/01/31                                                                   1,250,000       1,250,000
  Solid Waste Facilities Revenue, Chevron
   USA Inc. Project, AMT, 1.11% due
   12/15/24                                                                         400,000         400,000
                                                                                              -------------
 Total Variable Rate Demand Notes * (cost: $20,776,887)                                          20,776,887
                                                                                              -------------
TOTAL SECURITIES (COST: $24,343,258) - 100.06%                                                   24,343,258
OTHER ASSETS AND LIABILITIES, NET - (.06)%                                                          (13,535)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  24,329,723
                                                                                              =============

Atlas Money Market Fund

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
GOVERNMENT-SPONSORED ENTERPRISES
(NON-MORTGAGE-BACKED) - 73.93%
  Fannie Mae,
   1.00% - 1.25% due 07/01/04 - 07/28/04                                      $  11,280,000   $  11,272,186
  Federal Home Loan Bank,
   0.99% - 1.25% due 07/02/04 - 08/11/04                                         13,277,000      13,271,670
  Freddie Mac,
   1.01% - 1.47% due 07/06/04 - 12/02/04                                         21,036,000      21,017,155
                                                                                              -------------
 Total Government-Sponsored Enterprises
  (Non-Mortgage-Backed) (cost: $45,561,011)                                                      45,561,011
                                                                                              -------------
COMMERCIAL PAPER - 6.97%
 Diversified Financial Services - 6.97%
  Citicorp,
   1.15% due 07/08/04                                                             2,300,000       2,299,486
                                                                                              -------------
  General Electric Capital Corp.,
   1.19% due 07/15/04                                                             2,000,000       1,999,074
                                                                                              -------------
 Total Commercial Paper (cost: $4,298,560)                                                        4,298,560
                                                                                              -------------
SHORT-TERM INVESTMENTS - 19.13%
  Triparty Repurchase Agreement dated
  June 30, 2004 with Banc of America Securities
  Corp., effective yield of 1.52%, due July 1,
  2004, collateralized by FNMAs, 4.00-7.00%,
  April 1, 2019-February 1, 2034 with a
  value of $12,025,800                                                           11,790,000      11,790,000
                                                                                              -------------
 Total Short-Term Investments (cost: $11,790,000)                                                11,790,000
                                                                                              -------------
TOTAL SECURITIES (COST: $61,649,571) - 100.03%                                                   61,649,571
OTHER ASSETS AND LIABILITIES, NET - (.03)%                                                          (19,323)
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  61,630,248
                                                                                              =============

Atlas U.S. Treasury Money Fund

                                                                                                  VALUE
                                                                               FACE AMOUNT       (NOTE 1)
                                                                              -------------   -------------
U.S. GOVERNMENT OBLIGATIONS - 99.87%
  U.S. Treasury Bills,
   0.925% - 1.28% due 07/15/04 - 09/09/04                                     $  24,200,000   $  24,169,737
                                                                                              -------------
 Total U.S. Government Obligations (cost: $24,169,737)                                           24,169,737
                                                                                              -------------
TOTAL SECURITIES (COST: $24,169,737) - 99.87%                                                    24,169,737
OTHER ASSETS AND LIABILITIES, NET - .13%                                                             31,455
                                                                                              -------------
NET ASSETS - 100.00%                                                                          $  24,201,192
                                                                                              =============

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

* Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).
(a) Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $272,925 or 0.14% of net assets in the Global Growth Fund and $27,233,102 or 10.47% of net assets in the Strategic Income Fund.
(b)  Non-income producing security.
(c)  Represents the current interest rate for a variable rate security.
(d) Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(e)  Represents the current interest rate for an increasing rate security.
(f) Identifies issues considered to be illiquid--See Note 10 of Notes to Financial Statements.
(g) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).
(h)  Interest or dividend is paid in kind.
(i) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
(j) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
     ARS - Argentine Peso
     CAD - Canadian Dollar
     DEM - German Mark
     DKK - Danish Krona
     EUR - Euro
     FRF - French Franc
     GBP - British Pound
     JPY - Japanese Yen
     MXN - Mexican Peso
     PLN - Polish Zloty
     RUB - Russian Ruble
     SEK - Swedish Krona
(k) Securities in Strategic Income with an aggregate market value of $518,327 are held in collateralized accounts to cover intitial margin requirements for open futures purchases and sales contracts. See Note 8 of Notes to Financial Statements.
(l) A sufficient amount of securities has been designated to cover outstanding forward currency exchange contracts. See Note 7 of Notes to Financial Statements.
(m)  Fair-valued security. See Note 1 of Notes to Financial Statements.
(n)  When-issued security to be delivered and settled after June 30, 2004.
(o) All or part of this security position is on loan at June 30, 2004 (Note 1). The total value of securities on loan at June 30, 2004 is $39,377 for Balanced Fund, $2,668,826 for Emerging Growth Fund, $4,219,111 for Global Growth Fund, $15,000,669 for Growth Opportunities Fund and $2,257,839 for Strategic Growth Fund.
(p) This security was purchased with cash collateral held from securities lending.
(q) A sufficient amount of securities has been designated to cover outstanding swaptions in the Strategic Income Fund, as follows:

                                             EXERCISE                 MARKET
                                              PRICE/                   VALUE       UNREALIZED
                    NOTIONAL    EXPIRATION    STRIKE      PREMIUM      (SEE       APPRECIATION
                     AMOUNT        DATE       PRICE      RECEIVED     NOTE 1)    (DEPRECIATION)
                    ---------   ----------   --------    ---------   ---------   --------------
WRITTEN SWAPTIONS
Lehman Bank Call
  Swaption,
  LIBOR
  Rate (1)          3,485,000   GBP 9/30/09      5.50%   $  41,118   $  41,118   $           --

     (1) An option on an interest rate swap. If exercised, the fund will pay the 6 Month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.

(r)  Issuer is in default.

(s) The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

                                                       MARKET VALUE      PERCENT
--------------------------------------------------------------------------------
COUNTRY

United States                                         $   89,358,057      43.63%
Great Britain                                             28,817,750      14.07
Japan                                                     19,216,030       9.38
France                                                    14,743,006       7.20
Sweden                                                     6,658,969       3.25
Germany                                                    6,490,120       3.17
Netherlands                                                5,131,656       2.51
Canada                                                     4,045,776       1.98
Brazil                                                     3,921,013       1.91
Korea, Republic of (South)                                 3,736,813       1.83
Switzerland                                                3,678,732       1.80
Hong Kong                                                  3,220,339       1.57
Mexico                                                     3,156,820       1.54
Bermuda                                                    2,325,319       1.14
Norway                                                     2,063,589       1.01
Taiwan                                                     1,898,015       0.93
India                                                      1,098,982       0.54
Singapore                                                  1,052,607       0.51
Israel                                                       928,602       0.45
Ireland                                                      892,594       0.44
Australia                                                    869,141       0.42
Italy                                                        787,569       0.38
Spain                                                        695,976       0.34
                                                      --------------     ------
                                                      $  204,787,475     100.00%
                                                      ==============     ======

ADR = American Depositary Receipt
AMBAC = AMBAC Indemnity Corportation
AMT = Alternative Minimum Tax
COP = Certificate of Participation
FGIC = Financial Guarantee Insurance Corporation
FSA = Financial Security Assurance Inc.
GDR = Global Depositary Receipt
MBIA = Municipal Bond Investors Assurance
MBS = Mortgage-Backed Security
REIT = Real Estate Investment Trust

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES                   June 30, 2004 (unaudited)

                                                               STOCK FUNDS
                                                               -----------------------------------------------------------
                                                                                    EMERGING
                                                               BALANCED             GROWTH               FUND OF
                                                               FUND                 FUND                 FUNDS
                                                               -----------------------------------------------------------
ASSETS:
   Investment in securities, at identified cost                $      32,853,543    $      40,438,137    $      44,193,726
                                                               =================    =================    =================
   Investment in securities, at value                          $      35,384,556    $      46,591,588    $      46,161,003
   Cash                                                                        0                    0                    0
   Receivables:
     Securities sold                                                           0            1,347,578                    0
     Fund's shares sold                                                  117,166               93,005              691,826
     Interest and dividends                                              149,219               23,483               39,763
   Unrealized appreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Receivable for open swap contracts                                          0                    0                    0
   Prepaid expenses                                                            0                    0                    0
                                                               -----------------    -----------------    -----------------
   Total assets                                                       35,650,941           48,055,654           46,892,592
                                                               -----------------    -----------------    -----------------

LIABILITIES:
   Payables for:
     Securities purchased                                                243,708            1,566,593              117,911
     Payable upon return of securities loaned                             40,300            2,789,927                    0
     Fund's shares redeemed                                                2,194               40,433               75,644
     Dividends                                                             1,816                    0                    0
   Accrued expenses:
     Management fees (Note 5)                                             19,685               27,585                9,007
     Distribution fees (Note 5)                                            7,030                8,620                    0
     Other                                                                12,837               18,119                   11
   Unrealized depreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Variation margin on futures contracts                                       0                    0                    0
   Options written, at value (premiums received,
   $41,118) (Note 9)                                                           0                    0                    0
   Due to bank                                                                 0                    0                    0
                                                               -----------------    -----------------    -----------------
   Total liabilities                                                     327,570            4,451,277              202,573
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $      35,323,371    $      43,604,377    $      46,690,019
                                                               =================    =================    =================

NET ASSETS CONSIST OF:
   Net unrealized appreciation (depreciation)                  $       2,531,013    $       6,153,451    $       1,967,277
   Accumulated net realized gain (loss)                              (12,673,519)          (7,299,995)            (186,184)
   Undistributed net investment income (loss)                              2,697             (132,612)             107,365
   Paid-in capital                                                    45,463,180           44,883,533           44,801,561
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $      35,323,371    $      43,604,377    $      46,690,019
                                                               =================    =================    =================

NET ASSET VALUE PER SHARE:
   Net assets                                                  $      35,323,371    $      43,604,377    $      46,690,019
   Shares outstanding                                                  3,400,309            3,090,205            4,355,644
   Net asset value per share and maximum offering
   price                                                       $           10.39    $           14.11    $           10.72
CAPITAL SHARES AUTHORIZED                                             20,000,000           15,000,000           20,000,000

                                                               STOCK FUNDS
                                                               -----------------------------------------------------------
                                                               GLOBAL               GROWTH               S&P 500
                                                               GROWTH               OPPORTUNITIES        INDEX
                                                               FUND                 FUND                 FUND
                                                               -----------------------------------------------------------
ASSETS:
   Investment in securities, at identified cost                $     167,567,154    $     354,870,430    $     117,755,226
                                                               =================    =================    =================
   Investment in securities, at value                          $     204,787,475    $     397,054,075    $     102,087,831*
   Cash                                                                   21,840                  140                    0
   Receivables:
     Securities sold                                                      27,261            5,492,346                    0
     Fund's shares sold                                                  766,925              821,991              616,226
     Interest and dividends                                              311,730              346,006                    0
   Unrealized appreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Receivable for open swap contracts                                          0                    0                    0
   Prepaid expenses                                                            0                    0                  721
                                                               -----------------    -----------------    -----------------
   Total assets                                                      205,915,231          403,714,558          102,704,778
                                                               -----------------    -----------------    -----------------

LIABILITIES:
   Payables for:
     Securities purchased                                                      0            4,828,317                    0
     Payable upon return of securities loaned                          4,422,245           16,138,423                    0
     Fund's shares redeemed                                               65,959               97,483               57,056
     Dividends                                                                 0                    0                    0
   Accrued expenses:
     Management fees (Note 5)                                            124,845              194,533                    0
     Distribution fees (Note 5)                                           40,249               77,640               20,547
     Other                                                                73,037               74,233               19,592
   Unrealized depreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Variation margin on futures contracts                                       0                    0                    0
   Options written, at value (premiums received,
   $41,118) (Note 9)                                                           0                    0                    0
   Due to bank                                                                 0                    0                    0
                                                               -----------------    -----------------    -----------------
   Total liabilities                                                   4,726,335           21,410,629               97,195
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $     201,188,896    $     382,303,929    $     102,607,583
                                                               =================    =================    =================

NET ASSETS CONSIST OF:
   Net unrealized appreciation (depreciation)                  $      37,220,208    $      42,183,645    $     (15,681,726)
   Accumulated net realized gain (loss)                              (20,782,293)         (25,904,761)          17,166,495
   Undistributed net investment income (loss)                            521,175               73,411              520,257
   Paid-in capital                                                   184,229,806          365,951,634          100,602,557
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $     201,188,896    $     382,303,929    $     102,607,583
                                                               =================    =================    =================

NET ASSET VALUE PER SHARE:
   Net assets                                                  $     201,188,896    $     382,303,929    $     102,607,583
   Shares outstanding                                                 10,846,485           18,117,826           13,150,436
   Net asset value per share and maximum offering
   price                                                       $           18.55    $           21.10    $            7.80
CAPITAL SHARES AUTHORIZED                                             25,000,000           45,000,000           25,000,000

* Investment in Master Investment Portfolio (Note 1).

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                               STOCK FUNDS
                                                               --------------------------------------
                                                               STRATEGIC
                                                               GROWTH               VALUE
                                                               FUND                 FUND
                                                               --------------------------------------
ASSETS:
   Investment in securities, at identified cost                $      73,519,605    $      18,651,541
                                                               =================    =================
   Investment in securities, at value                          $      82,058,714    $      19,927,316
   Cash                                                                        0                    0
   Receivables:
     Securities sold                                                           0                    0
     Fund's shares sold                                                  160,906              107,274
     Interest and dividends                                               77,721               30,135
   Unrealized appreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0
   Receivable for open swap contracts                                          0                    0
   Prepaid expenses                                                            0                    0
                                                               -----------------    -----------------
   Total assets                                                       82,297,341           20,064,725
                                                               -----------------    -----------------

LIABILITIES:
   Payables for:
     Securities purchased                                                566,933                    0
     Payable upon return of securities loaned                          2,326,598                    0
     Fund's shares redeemed                                               38,798                    0
     Dividends                                                                 0                    0
   Accrued expenses:
     Management fees (Note 5)                                             45,292               13,424
     Distribution fees (Note 5)                                           16,176                3,944
     Other                                                                39,709                6,139
   Unrealized depreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0
   Variation margin on futures contracts                                       0                    0
   Options written, at value (premiums received,
   $41,118) (Note 9)                                                           0                    0
   Due to bank                                                                 0                    0
                                                               -----------------    -----------------
   Total liabilities                                                   3,033,506               23,507
                                                               -----------------    -----------------
NET ASSETS                                                     $      79,263,835    $      20,041,218
                                                               =================    =================

NET ASSETS CONSIST OF:
   Net unrealized appreciation (depreciation)                  $       8,539,109    $       1,275,775
   Accumulated net realized gain (loss)                              (61,748,208)            (176,721)
   Undistributed net investment income (loss)                            (12,570)              62,098
   Paid-in capital                                                   132,485,504           18,880,066
                                                               -----------------    -----------------
NET ASSETS                                                     $      79,263,835    $      20,041,218
                                                               =================    =================

NET ASSET VALUE PER SHARE:
   Net assets                                                  $      79,263,835    $      20,041,218
   Shares outstanding                                                  6,643,577            1,986,333
   Net asset value per share and maximum offering
   price                                                       $           11.93    $           10.09
CAPITAL SHARES AUTHORIZED                                             35,000,000           20,000,000

                                                               BOND FUNDS
                                                               -----------------------------------------------------------
                                                               AMERICAN             CALIFORNIA           NATIONAL
                                                               ENTERPRISE           MUNICIPAL            MUNICIPAL
                                                               BOND FUND            BOND FUND            BOND FUND
                                                               -----------------------------------------------------------
ASSETS:
   Investment in securities, at identified cost                $      24,471,129    $     315,365,714    $     100,832,668
                                                               =================    =================    =================
   Investment in securities, at value                          $      24,046,202    $     323,197,087    $     103,844,359
   Cash                                                                  755,711                    0               15,952
   Receivables:
     Securities sold                                                           0                    0                    0
     Fund's shares sold                                                  343,669              570,328              381,041
     Interest and dividends                                              311,054            4,797,173            1,567,659
   Unrealized appreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Receivable for open swap contracts                                          0                    0                    0
   Prepaid expenses                                                            0                    0                    0
                                                               -----------------    -----------------    -----------------
   Total assets                                                       25,456,636          328,564,588          105,809,011
                                                               -----------------    -----------------    -----------------

LIABILITIES:
   Payables for:
     Securities purchased                                                      0                    0                    0
     Payable upon return of securities loaned                                  0                    0                    0
     Fund's shares redeemed                                                1,147              248,396                4,801
     Dividends                                                            14,980              279,201               89,580
   Accrued expenses:
     Management fees (Note 5)                                                  0              146,548               47,399
     Distribution fees (Note 5)                                                0               66,613               21,545
     Other                                                                 5,075               68,589               20,327
   Unrealized depreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Variation margin on futures contracts                                       0                    0                    0
   Options written, at value (premiums received,
   $41,118) (Note 9)                                                           0                    0                    0
   Due to bank                                                                 0               18,993                    0
                                                               -----------------    -----------------    -----------------
   Total liabilities                                                      21,202              828,340              183,652
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $      25,435,434    $     327,736,248    $     105,625,359
                                                               =================    =================    =================

NET ASSETS CONSIST OF:
   Net unrealized appreciation (depreciation)                  $        (424,927)   $       7,831,373    $       3,011,691
   Accumulated net realized gain (loss)                                  (75,900)             416,979             (183,674)
   Undistributed net investment income (loss)                            (19,821)             223,607               50,846
   Paid-in capital                                                    25,956,082          319,264,289          102,746,496
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $      25,435,434    $     327,736,248    $     105,625,359
                                                               =================    =================    =================

NET ASSET VALUE PER SHARE:
   Net assets                                                  $      25,435,434    $     327,736,248    $     105,625,359
   Shares outstanding                                                  2,574,208           29,100,809            9,220,234
   Net asset value per share and maximum offering
   price                                                       $            9.88    $           11.26    $           11.46
CAPITAL SHARES AUTHORIZED                                             75,000,000           75,000,000           45,000,000

                                                               BOND FUNDS
                                                               --------------------------------------
                                                               STRATEGIC            U.S. GOVERNMENT
                                                               INCOME               AND MORTGAGE
                                                               FUND                 SECURITIES FUND
                                                               --------------------------------------
ASSETS:
   Investment in securities, at identified cost                $     286,366,658    $     318,602,965
                                                               =================    =================
   Investment in securities, at value                          $     284,765,624    $     321,178,137
   Cash                                                                   39,453                  558
   Receivables:
     Securities sold                                                   5,528,163                1,897
     Fund's shares sold                                                  903,375              471,713
     Interest and dividends                                            4,179,352              941,406
   Unrealized appreciation on forward foreign
   exchange currency contracts (Note 7)                                  379,130                    0
   Receivable for open swap contracts                                  4,168,398                    0
   Prepaid expenses                                                            0                    0
                                                               -----------------    -----------------
   Total assets                                                      299,963,495          322,593,711
                                                               -----------------    -----------------

LIABILITIES:
   Payables for:
     Securities purchased                                             37,409,320                    0
     Payable upon return of securities loaned                                  0                    0
     Fund's shares redeemed                                              382,526              212,284
     Dividends                                                           416,647              164,673
   Accrued expenses:
     Management fees (Note 5)                                            153,327              146,193
     Distribution fees (Note 5)                                           53,296               66,451
     Other                                                                77,221              103,625
   Unrealized depreciation on forward foreign
   exchange currency contracts (Note 7)                                1,413,027                    0
   Variation margin on futures contracts                                  34,888                    0
   Options written, at value (premiums received,
   $41,118) (Note 9)                                                      41,118                    0
   Due to bank                                                                 0                    0
                                                               -----------------    -----------------
   Total liabilities                                                  39,981,370              693,226
                                                               -----------------    -----------------
NET ASSETS                                                     $     259,982,125    $     321,900,485
                                                               =================    =================

NET ASSETS CONSIST OF:
   Net unrealized appreciation (depreciation)                  $      (2,644,270)   $       2,575,172
   Accumulated net realized gain (loss)                               (1,617,023)         (11,760,256)
   Undistributed net investment income (loss)                           (140,867)              11,956
   Paid-in capital                                                   264,384,285          331,073,613
                                                               -----------------    -----------------
NET ASSETS                                                     $     259,982,125    $     321,900,485
                                                               =================    =================

NET ASSET VALUE PER SHARE:
   Net assets                                                  $     259,982,125    $     321,900,485
   Shares outstanding                                                 58,540,290           31,716,887
   Net asset value per share and maximum offering
   price                                                       $            4.44    $           10.15
CAPITAL SHARES AUTHORIZED                                            125,000,000           75,000,000

                                                               MONEY FUNDS
                                                               -----------------------------------------------------------
                                                               CALIFORNIA           MONEY                U.S. TREASURY
                                                               MUNICIPAL            MARKET               MONEY
                                                               MONEY FUND           FUND                 FUND
                                                               -----------------------------------------------------------
ASSETS:
   Investment in securities, at identified cost                $      24,343,258    $      61,649,571    $      24,169,737
                                                               =================    =================    =================
   Investment in securities, at value                          $      24,343,258    $      61,649,571    $      24,169,737
   Cash                                                                        0                  270               38,515
   Receivables:
     Securities sold                                                           0                    0                    0
     Fund's shares sold                                                   11,166              169,018               51,990
     Interest and dividends                                               54,482                  492                    0
   Unrealized appreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Receivable for open swap contracts                                          0                    0                    0
   Prepaid expenses                                                            0                    0                    0
                                                               -----------------    -----------------    -----------------
   Total assets                                                       24,408,906           61,819,351           24,260,242
                                                               -----------------    -----------------    -----------------

LIABILITIES:
   Payables for:
     Securities purchased                                                      0                    0                    0
     Payable upon return of securities loaned                                  0                    0                    0
     Fund's shares redeemed                                                8,562              176,998               33,900
     Dividends                                                               261                2,047                  110
   Accrued expenses:
     Management fees (Note 5)                                              3,106                    0                2,840
     Distribution fees (Note 5)                                            4,996                5,658                5,021
     Other                                                                11,702                4,400               17,179
   Unrealized depreciation on forward foreign
   exchange currency contracts (Note 7)                                        0                    0                    0
   Variation margin on futures contracts                                       0                    0                    0
   Options written, at value (premiums received,
   $41,118) (Note 9)                                                           0                    0                    0
   Due to bank                                                            50,556                    0                    0
                                                               -----------------    -----------------    -----------------
   Total liabilities                                                      79,183              189,103               59,050
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $      24,329,723    $      61,630,248    $      24,201,192
                                                               =================    =================    =================

NET ASSETS CONSIST OF:
   Net unrealized appreciation (depreciation)                  $               0    $               0    $               0
   Accumulated net realized gain (loss)                                     (321)                (837)             (19,420)
   Undistributed net investment income (loss)                                  0                    0                    0
   Paid-in capital                                                    24,330,044           61,631,085           24,220,612
                                                               -----------------    -----------------    -----------------
NET ASSETS                                                     $      24,329,723    $      61,630,248    $      24,201,192
                                                               =================    =================    =================

NET ASSET VALUE PER SHARE:
   Net assets                                                  $      24,329,723    $      61,630,248    $      24,201,192
   Shares outstanding                                                 24,330,046           61,631,085           24,220,612
   Net asset value per share and maximum offering
   price                                                       $            1.00    $            1.00    $            1.00
CAPITAL SHARES AUTHORIZED                                            150,000,000          125,000,000          125,000,000

STATEMENTS OF OPERATIONS          For the period ended June 30, 2004 (unaudited)

                                                               STOCK FUNDS
                                                               -----------------------------------------------------------
                                                                                    EMERGING
                                                               BALANCED             GROWTH               FUND OF
                                                               FUND                 FUND                 FUNDS
                                                               -----------------------------------------------------------
INVESTMENT INCOME:

 INCOME:

  Interest                                                     $         198,447    $          12,581    $             201
  Dividends                                                              123,359              145,785              184,154
                                                               -----------------    -----------------    -----------------
  Total income                                                           321,806              158,366              184,355
                                                               -----------------    -----------------    -----------------

 EXPENSES:

  Management fees (Note 5)                                               116,639              159,965               42,133
  Distribution fees (Note 5)                                              41,657               49,989                    0
  Transfer agency fees and expenses                                       24,303               37,088               10,584
  Custodian fees and expenses                                             13,674               28,588               12,379
  Trustees' fees                                                             938                1,099                  974
  Registration fees                                                        2,565                3,340                3,926
  Accounting and legal fees                                                5,030                5,611                5,110
  Reports to shareholders                                                  3,265                4,689                1,363
  Advisory fee to BGFA (Note 5)                                                0                    0                    0
  Other                                                                      570                  609                  550
                                                               -----------------    -----------------    -----------------
  Total expenses                                                         208,641              290,978               77,019
  Management fees waived (Note 5)                                              0                    0                    0
  Distribution fees waived (Note 5)                                            0                    0                    0
  Expense reimbursement (Note 5)                                               0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net expenses                                                           208,641              290,978               77,019
                                                               -----------------    -----------------    -----------------
  Net investment income (loss)                                           113,165             (132,612)             107,336
                                                               -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):

 NET REALIZED GAIN (LOSS) ON:

  Investments (net of premiums on options exercised)                     513,153              697,157             (155,945)
  Closing of futures contracts                                                 0                    0                    0
  Closing and expiration of options written                                    0                    0                    0
  Closing of swap contracts                                                    0                    0                    0
  Foreign currency transactions                                                0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net realized gain (loss)                                               513,153              697,157             (155,945)
                                                               -----------------    -----------------    -----------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:

  Investments                                                            168,624            1,086,413              503,766
  Futures, options written, and foreign currencies                             0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net change in unrealized appreciation
  (depreciation)                                                         168,624            1,086,413              503,766
                                                               -----------------    -----------------    -----------------
  Net realized and unrealized gain (loss)                                681,777            1,783,570              347,821
                                                               -----------------    -----------------    -----------------
  Net increase (decrease) in net assets resulting from
  operations                                                   $         794,942    $       1,650,958    $         455,157
                                                               =================    =================    =================

                                                               STOCK FUNDS
                                                               -----------------------------------------------------------
                                                               GLOBAL               GROWTH               S&P 500
                                                               GROWTH               OPPORTUNITIES        INDEX
                                                               FUND                 FUND                 FUND
                                                               -----------------------------------------------------------
INVESTMENT INCOME:

 INCOME:

  Interest                                                     $          18,210    $          28,463    $          17,891
  Dividends                                                            1,795,276            2,081,437              730,008
                                                               -----------------    -----------------    -----------------
  Total income                                                         1,813,486            2,109,900              747,899
                                                               -----------------    -----------------    -----------------

 EXPENSES:

  Management fees (Note 5)                                               725,364            1,169,327              113,824
  Distribution fees (Note 5)                                             233,500              466,500              113,824
  Transfer agency fees and expenses                                      112,619              197,133               74,989
  Custodian fees and expenses                                            117,401              110,858               21,129
  Trustees' fees                                                           5,376               10,561                2,613
  Registration fees                                                       17,327               28,829                8,669
  Accounting and legal fees                                               21,703               41,078               13,911
  Reports to shareholders                                                 13,850               26,030                8,536
  Advisory fee to BGFA (Note 5)                                                0                    0               22,883
  Other                                                                    3,278                6,541                6,646
                                                               -----------------    -----------------    -----------------
  Total expenses                                                       1,250,418            2,056,857              387,024
  Management fees waived (Note 5)                                              0                    0             (113,824)
  Distribution fees waived (Note 5)                                            0                    0                    0
  Expense reimbursement (Note 5)                                               0                    0              (45,558)
                                                               -----------------    -----------------    -----------------
  Net expenses                                                         1,250,418            2,056,857              227,642
                                                               -----------------    -----------------    -----------------
  Net investment income (loss)                                           563,068               53,043              520,257
                                                               -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):

 NET REALIZED GAIN (LOSS) ON:

  Investments (net of premiums on options exercised)                   2,303,303           20,504,447           20,112,363
  Closing of futures contracts                                                 0                    0               57,175
  Closing and expiration of options written                                    0                    0                    0
  Closing of swap contracts                                                    0                    0                    0
  Foreign currency transactions                                         (182,714)                   0                    0
                                                               -----------------    -----------------    -----------------
  Net realized gain (loss)                                             2,120,589           20,504,447           20,169,538
                                                               -----------------    -----------------    -----------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:

  Investments                                                          2,728,827          (12,123,046)         (18,098,992)
  Futures, options written, and foreign currencies                        (3,861)                   0              (33,557)
                                                               -----------------    -----------------    -----------------
  Net change in unrealized appreciation
  (depreciation)                                                       2,724,966          (12,123,046)         (18,132,549)
                                                               -----------------    -----------------    -----------------
  Net realized and unrealized gain (loss)                              4,845,555            8,381,401            2,036,989
                                                               -----------------    -----------------    -----------------
  Net increase (decrease) in net assets resulting from
  operations                                                   $       5,408,623    $       8,434,444    $       2,557,246
                                                               =================    =================    =================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                               STOCK FUNDS
                                                               --------------------------------------
                                                               STRATEGIC
                                                               GROWTH               VALUE
                                                               FUND                 FUND
                                                               --------------------------------------
INVESTMENT INCOME:

 INCOME:

  Interest                                                     $           7,091    $             855
  Dividends                                                              488,658              155,767
                                                               -----------------    -----------------
  Total income                                                           495,749              156,622
                                                               -----------------    -----------------

 EXPENSES:

  Management fees (Note 5)                                               272,140               54,348
  Distribution fees (Note 5)                                              97,193               16,984
  Transfer agency fees and expenses                                       84,565                9,142
  Custodian fees and expenses                                             24,205                8,471
  Trustees' fees                                                           2,217                  327
  Registration fees                                                        6,035                1,018
  Accounting and legal fees                                                9,846                2,767
  Reports to shareholders                                                 10,736                1,262
  Advisory fee to BGFA (Note 5)                                                0                    0
  Other                                                                    1,382                  205
                                                               -----------------    -----------------
  Total expenses                                                         508,319               94,524
  Management fees waived (Note 5)                                              0                    0
  Distribution fees waived (Note 5)                                            0                    0
  Expense reimbursement (Note 5)                                               0                    0
                                                               -----------------    -----------------
  Net expenses                                                           508,319               94,524
                                                               -----------------    -----------------
  Net investment income (loss)                                           (12,570)              62,098
                                                               -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):

 NET REALIZED GAIN (LOSS) ON:

  Investments (net of premiums on options exercised)                   2,468,935              515,526
  Closing of futures contracts                                                 0                    0
  Closing and expiration of options written                                    0                    0
  Closing of swap contracts                                                    0                    0
  Foreign currency transactions                                                0                    0
                                                               -----------------    -----------------
  Net realized gain (loss)                                             2,468,935              515,526
                                                               -----------------    -----------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:

  Investments                                                           (805,604)             245,353
  Futures, options written, and foreign currencies                             0                    0
                                                               -----------------    -----------------
  Net change in unrealized appreciation
  (depreciation)                                                        (805,604)             245,353
                                                               -----------------    -----------------
  Net realized and unrealized gain (loss)                              1,663,331              760,879
                                                               -----------------    -----------------
  Net increase (decrease) in net assets resulting from
  operations                                                   $       1,650,761    $         822,977
                                                               =================    =================

                                                               BOND FUNDS
                                                               -----------------------------------------------------------
                                                               AMERICAN             CALIFORNIA           NATIONAL
                                                               ENTERPRISE           MUNICIPAL            MUNICIPAL
                                                               BOND FUND            BOND FUND            BOND FUND
                                                               -----------------------------------------------------------
INVESTMENT INCOME:

 INCOME:

  Interest                                                     $         387,674    $       7,648,723    $       2,510,534
  Dividends                                                                    0                    0                    0
                                                               -----------------    -----------------    -----------------
  Total income                                                           387,674            7,648,723            2,510,534
                                                               -----------------    -----------------    -----------------

 EXPENSES:

  Management fees (Note 5)                                                65,370              919,884              295,363
  Distribution fees (Note 5)                                              29,714              418,129              134,256
  Transfer agency fees and expenses                                        9,539               47,308               20,891
  Custodian fees and expenses                                             13,112              105,503               43,296
  Trustees' fees                                                             684                9,641                3,159
  Registration fees                                                        3,645                1,314                9,708
  Accounting and legal fees                                                4,398               37,685               13,225
  Reports to shareholders                                                    994                6,521                2,745
  Advisory fee to BGFA (Note 5)                                                0                    0                    0
  Other                                                                      544                6,089                1,978
                                                               -----------------    -----------------    -----------------
  Total expenses                                                         128,000            1,552,074              524,621
  Management fees waived (Note 5)                                        (65,370)                   0                    0
  Distribution fees waived (Note 5)                                      (29,714)                   0                    0
  Expense reimbursement (Note 5)                                         (32,916)                   0                    0
                                                               -----------------    -----------------    -----------------
  Net expenses                                                                 0            1,552,074              524,621
                                                               -----------------    -----------------    -----------------
  Net investment income (loss)                                           387,674            6,096,649            1,985,913
                                                               -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):

 NET REALIZED GAIN (LOSS) ON:

  Investments (net of premiums on options exercised)                     (15,447)             478,615               50,492
  Closing of futures contracts                                                 0                    0                    0
  Closing and expiration of options written                                    0                    0                    0
  Closing of swap contracts                                                    0                    0                    0
  Foreign currency transactions                                                0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net realized gain (loss)                                               (15,447)             478,615               50,492
                                                               -----------------    -----------------    -----------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:

  Investments                                                           (354,301)          (9,554,406)          (3,306,719)
  Futures, options written, and foreign currencies                             0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net change in unrealized appreciation
  (depreciation)                                                        (354,301)          (9,554,406)          (3,306,719)
                                                               -----------------    -----------------    -----------------
  Net realized and unrealized gain (loss)                               (369,748)          (9,075,791)          (3,256,227)
                                                               -----------------    -----------------    -----------------
  Net increase (decrease) in net assets resulting from
  operations                                                   $          17,926    $      (2,979,142)   $      (1,270,314)
                                                               =================    =================    =================

                                                               BOND FUNDS
                                                               ---------------------------------------
                                                               STRATEGIC            U.S. GOVERNMENT
                                                               INCOME               AND MORTGAGE
                                                               FUND                 SECURITIES FUND
                                                               ---------------------------------------
INVESTMENT INCOME:

 INCOME:

  Interest                                                     $       7,532,239    $       6,130,568
  Dividends                                                               14,985                    0
                                                               -----------------    -----------------
  Total income                                                         7,547,224            6,130,568
                                                               -----------------    -----------------

 EXPENSES:

  Management fees (Note 5)                                               971,729              922,625
  Distribution fees (Note 5)                                             338,166              419,375
  Transfer agency fees and expenses                                       86,759              125,827
  Custodian fees and expenses                                            170,754              160,622
  Trustees' fees                                                           8,194                9,713
  Registration fees                                                       27,620               27,973
  Accounting and legal fees                                               32,544               37,846
  Reports to shareholders                                                 10,509               16,349
  Advisory fee to BGFA (Note 5)                                                0                    0
  Other                                                                    5,351                6,436
                                                               -----------------    -----------------
  Total expenses                                                       1,651,626            1,726,766
  Management fees waived (Note 5)                                              0                    0
  Distribution fees waived (Note 5)                                            0                    0
  Expense reimbursement (Note 5)                                               0                    0
                                                               -----------------    -----------------
  Net expenses                                                         1,651,626            1,726,766
                                                               -----------------    -----------------
  Net investment income (loss)                                         5,895,598            4,403,802
                                                               -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):

 NET REALIZED GAIN (LOSS) ON:

  Investments (net of premiums on options exercised)                   1,777,475                 (925)
  Closing of futures contracts                                          (392,144)                   0
  Closing and expiration of options written                              151,154                    0
  Closing of swap contracts                                              (98,689)                   0
  Foreign currency transactions                                        1,894,767                    0
                                                               -----------------    -----------------
  Net realized gain (loss)                                             3,332,563                 (925)
                                                               -----------------    -----------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:

  Investments                                                         (9,218,755)          (2,767,921)
  Futures, options written, and foreign currencies                    (1,360,174)                   0
                                                               -----------------    -----------------
  Net change in unrealized appreciation
  (depreciation)                                                     (10,578,929)          (2,767,921)
                                                               -----------------    -----------------
  Net realized and unrealized gain (loss)                             (7,246,366)          (2,768,846)
                                                               -----------------    -----------------
  Net increase (decrease) in net assets resulting from
  operations                                                   $      (1,350,768)   $       1,634,956
                                                               =================    =================

                                                               MONEY FUNDS
                                                               -----------------------------------------------------------
                                                               CALIFORNIA           MONEY                U.S. TREASURY
                                                               MUNICIPAL            MARKET               MONEY
                                                               MONEY FUND           FUND                 FUND
                                                               -----------------------------------------------------------
INVESTMENT INCOME:

 INCOME:

  Interest                                                     $         121,189    $         294,140    $         124,917
  Dividends                                                                    0                    0                    0
                                                               -----------------    -----------------    -----------------
  Total income                                                           121,189              294,140              124,917
                                                               -----------------    -----------------    -----------------

 EXPENSES:

  Management fees (Note 5)                                                61,482              139,574               66,001
  Distribution fees (Note 5)                                              30,741               69,787               33,000
  Transfer agency fees and expenses                                        6,723               11,500               27,518
  Custodian fees and expenses                                             13,699               20,172                8,990
  Trustees' fees                                                             667                1,562                  727
  Registration fees                                                           45                4,512                2,117
  Accounting and legal fees                                                4,089                7,305                4,241
  Reports to shareholders                                                    839                1,257                2,948
  Advisory fee to BGFA (Note 5)                                                0                    0                    0
  Other                                                                      391                  871                  429
                                                               -----------------    -----------------    -----------------
  Total expenses                                                         118,676              256,540              145,971
  Management fees waived (Note 5)                                        (14,153)            (139,574)             (12,650)
  Distribution fees waived (Note 5)                                      (30,741)              (1,200)             (33,000)
  Expense reimbursement (Note 5)                                               0              (47,176)                   0
                                                               -----------------    -----------------    -----------------
  Net expenses                                                            73,782               68,590              100,321
                                                               -----------------    -----------------    -----------------
  Net investment income (loss)                                            47,407              225,550               24,596
                                                               -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):

 NET REALIZED GAIN (LOSS) ON:

  Investments (net of premiums on options exercised)                           0                  139                  (38)
  Closing of futures contracts                                                 0                    0                    0
  Closing and expiration of options written                                    0                    0                    0
  Closing of swap contracts                                                    0                    0                    0
  Foreign currency transactions                                                0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net realized gain (loss)                                                     0                  139                  (38)
                                                               -----------------    -----------------    -----------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:

  Investments                                                                  0                    0                    0
  Futures, options written, and foreign currencies                             0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net change in unrealized appreciation
  (depreciation)                                                               0                    0                    0
                                                               -----------------    -----------------    -----------------
  Net realized and unrealized gain (loss)                                      0                  139                  (38)
                                                               -----------------    -----------------    -----------------
  Net increase (decrease) in net assets resulting from
  operations                                                   $          47,407    $         225,689    $          24,558
                                                               =================    =================    =================

STATEMENTS OF CHANGES IN NET ASSETS

                                                              STOCK FUNDS
                                                              ---------------------------------------------------------------------
                                                              BALANCED FUND                       EMERGING GROWTH FUND
                                                              ---------------------------------------------------------------------
                                                              2004(1)           2003(2)           2004(1)           2003(2)
                                                              (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income (loss)                                $       113,165   $       204,094   $      (132,612)  $      (158,286)
  Net realized gain (loss) on investments and
  foreign currency                                                    513,153           350,932           697,157         2,754,308
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                    168,624         3,237,820         1,086,413         5,560,544
                                                              ---------------   ---------------   ---------------   ---------------
  Net increase in net assets resulting from operations                794,942         3,792,846         1,650,958         8,156,566
                                                              ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                         (111,665)         (198,904)                0                 0
                                                              ---------------   ---------------   ---------------   ---------------
  Total distributions                                                (111,665)         (198,904)                0                 0
                                                              ---------------   ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                 5,494,938         8,292,679        17,170,365        12,920,620
  Reinvestment of distributions                                       107,664           190,159                 0                 0
  Cost of shares redeemed                                          (2,896,799)       (5,400,031)       (7,559,534)       (3,312,489)
                                                              ---------------   ---------------   ---------------   ---------------
  Net increase in net assets resulting from capital
  share transactions                                                2,705,803         3,082,807         9,610,831         9,608,131
                                                              ---------------   ---------------   ---------------   ---------------
  Net increase in net assets                                        3,389,080         6,676,749        11,261,789        17,764,697

NET ASSETS:

  Beginning of period                                              31,934,291        25,257,542        32,342,588        14,577,891
                                                              ---------------   ---------------   ---------------   ---------------
  End of period                                               $    35,323,371   $    31,934,291   $    43,604,377   $    32,342,588
                                                              ===============   ===============   ===============   ===============

                                                              STOCK FUNDS
                                                              ---------------------------------
                                                              FUND OF FUNDS
                                                              ---------------------------------
                                                              2004(1)           2003(2)
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income (loss)                                $       107,336   $        68,419
  Net realized gain (loss) on investments and
  foreign currency                                                   (155,945)          (27,443)
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                    503,766         1,610,368
                                                              ---------------   ---------------
  Net increase in net assets resulting from operations                455,157         1,651,344
                                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                                0           (68,390)
                                                              ---------------   ---------------
  Total distributions                                                       0           (68,390)
                                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                30,879,987        18,062,987
  Reinvestment of distributions                                             0            67,138
  Cost of shares redeemed                                          (4,635,203)       (1,793,669)
                                                              ---------------   ---------------
  Net increase in net assets resulting from capital
  share transactions                                               26,244,784        16,336,456
                                                              ---------------   ---------------
  Net increase in net assets                                       26,699,941        17,919,410

NET ASSETS:

  Beginning of period                                              19,990,078         2,070,668
                                                              ---------------   ---------------
  End of period                                               $    46,690,019   $    19,990,078
                                                              ===============   ===============

(1)  For the six months ended June 30, 2004.

(2)  For the year ended December 31, 2003.

(3)  Name changed from Growth and Income Fund on November 12, 2003.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                              STOCK FUNDS
                                                              ------------------------------------------------------------------
                                                              GLOBAL GROWTH FUND                GROWTH OPPORTUNITIES FUND(3)
                                                              ------------------------------------------------------------------
                                                              2004(1)          2003(2)          2004(1)          2003(2)
                                                              (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income (loss)                                $       563,068  $        66,972  $        53,043  $      (325,715)
  Net realized gain (loss) on investments and
  foreign currency                                                  2,120,589       (4,776,166)      20,504,447       18,772,858
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                  2,724,966       44,342,183      (12,123,046)      47,797,364
                                                              ---------------  ---------------  ---------------  ---------------
  Net increase in net assets resulting from operations              5,408,623       39,632,989        8,434,444       66,244,507
                                                              ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                                0                0                0          (38,790)
                                                              ---------------  ---------------  ---------------  ---------------
  Total distributions                                                       0                0                0          (38,790)
                                                              ---------------  ---------------  ---------------  ---------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                53,814,710       92,298,116       49,279,474       57,984,939
  Reinvestment of distributions                                             0                0                0           37,887
  Cost of shares redeemed                                         (17,477,904)     (61,329,421)     (29,667,837)     (33,645,796)
                                                              ---------------  ---------------  ---------------  ---------------
  Net increase in net assets resulting from capital
  share transactions                                               36,336,806       30,968,695       19,611,637       24,377,030
                                                              ---------------  ---------------  ---------------  ---------------
  Net increase in net assets                                       41,745,429       70,601,684       28,046,081       90,582,747

NET ASSETS:

  Beginning of period                                             159,443,467       88,841,783      354,257,848      263,675,101
                                                              ---------------  ---------------  ---------------  ---------------
  End of period                                               $   201,188,896  $   159,443,467  $   382,303,929  $   354,257,848
                                                              ===============  ===============  ===============  ===============

                                                              STOCK FUNDS
                                                              ------------------------------------------------------------------
                                                              S&P 500 INDEX FUND                STRATEGIC GROWTH FUND
                                                              ------------------------------------------------------------------
                                                              2004(1)          2003(2)          2004(1)          2003(2)
                                                              (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income (loss)                                $       520,257  $       492,908  $       (12,570) $      (301,971)
  Net realized gain (loss) on investments and
  foreign currency                                                 20,169,538         (217,403)       2,468,935          (35,311)
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                (18,132,549)      10,011,175         (805,604)      14,190,276
                                                              ---------------  ---------------  ---------------  ---------------
  Net increase in net assets resulting from operations              2,557,246       10,286,680        1,650,761       13,852,994
                                                              ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                                0         (491,518)               0                0
                                                              ---------------  ---------------  ---------------  ---------------
  Total distributions                                                       0         (491,518)               0                0
                                                              ---------------  ---------------  ---------------  ---------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                40,717,800       43,813,424        8,950,659       10,171,598
  Reinvestment of distributions                                             0          474,920                0                0
  Cost of shares redeemed                                         (10,596,303)      (9,651,662)      (8,572,620)      (9,296,670)
                                                              ---------------  ---------------  ---------------  ---------------
  Net increase in net assets resulting from capital
  share transactions                                               30,121,497       34,636,682          378,039          874,928
                                                              ---------------  ---------------  ---------------  ---------------
  Net increase in net assets                                       32,678,743       44,431,844        2,028,800       14,727,922

NET ASSETS:

  Beginning of period                                              69,928,840       25,496,996       77,235,035       62,507,113
                                                              ---------------  ---------------  ---------------  ---------------
  End of period                                               $   102,607,583  $    69,928,840  $    79,263,835  $    77,235,035
                                                              ===============  ===============  ===============  ===============

                                                              STOCK FUNDS
                                                              --------------------------------
                                                              VALUE FUND
                                                              --------------------------------
                                                              2004(1)          2003(2)
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income (loss)                                $        62,098  $       108,789
  Net realized gain (loss) on investments and
  foreign currency                                                    515,526          662,734
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                    245,353        1,018,104
                                                              ---------------  ---------------
  Net increase in net assets resulting from operations                822,977        1,789,627
                                                              ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                                0         (108,789)
                                                              ---------------  ---------------
  Total distributions                                                       0         (108,789)
                                                              ---------------  ---------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                10,250,501        5,546,202
  Reinvestment of distributions                                             0           96,330
  Cost of shares redeemed                                          (2,830,359)      (2,413,454)
                                                              ---------------  ---------------
  Net increase in net assets resulting from capital
  share transactions                                                7,420,142        3,229,078
                                                              ---------------  ---------------
  Net increase in net assets                                        8,243,119        4,909,916

NET ASSETS:

  Beginning of period                                              11,798,099        6,888,183
                                                              ---------------  ---------------
  End of period                                               $    20,041,218  $    11,798,099
                                                              ===============  ===============

                                                                  BOND FUNDS
                                                                  ------------------------------------------------------------------
                                                                  AMERICAN
                                                                  ENTERPRISE                        CALIFORNIA MUNICIPAL
                                                                  BOND FUND                         BOND FUND
                                                                  ------------------------------------------------------------------
                                                                  2004(1)          2003(3)          2004(1)          2003(2)
                                                                  (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                           $     387,674    $     321,434    $   6,096,649    $  11,807,917
  Net realized gain (loss) on investments and
  foreign currency                                                      (15,447)         (16,495)         478,615          394,643
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                     (354,301)         (70,626)      (9,554,406)         439,024
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting
  from operations                                                        17,926          234,313       (2,979,142)      12,641,584
                                                                  -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                           (407,495)        (365,392)      (6,075,339)     (11,888,977)
  From net realized gain                                                      0                0                0          (55,547)
                                                                  -------------    -------------    -------------    -------------
  Total distributions                                                  (407,495)        (365,392)      (6,075,339)     (11,944,524)
                                                                  -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                  10,524,417       27,523,955       48,823,884       90,356,987
  Reinvestment of distributions                                         313,702          285,299        4,338,783        8,609,779
  Cost of shares redeemed                                            (5,331,451)      (7,359,840)     (50,017,577)     (69,213,502)
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting from capital
  share transactions                                                  5,506,668       20,449,414        3,145,090       29,753,264
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                               5,117,099       20,318,335       (5,909,391)      30,450,324

NET ASSETS:

  Beginning of period                                                20,318,335                0      333,645,639      303,195,315
                                                                  -------------    -------------    -------------    -------------
  End of period                                                   $  25,435,434    $  20,318,335    $ 327,736,248    $ 333,645,639
                                                                  =============    =============    =============    =============

                                                                  BOND FUNDS
                                                                  ----------------------------------
                                                                  NATIONAL MUNICIPAL
                                                                  BOND FUND
                                                                  ----------------------------------
                                                                  2004(1)          2003(2)
                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                           $   1,985,913    $   3,569,238
  Net realized gain (loss) on investments and
  foreign currency                                                       50,492          260,842
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                   (3,306,719)         795,205
                                                                  -------------    -------------
  Net increase (decrease) in net assets resulting
  from operations                                                    (1,270,314)       4,625,285
                                                                  -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                         (1,979,491)      (3,555,236)
  From net realized gain                                                      0                0
                                                                  -------------    -------------
  Total distributions                                                (1,979,491)      (3,555,236)
                                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                  19,543,121       31,608,916
  Reinvestment of distributions                                       1,452,766        2,659,239
  Cost of shares redeemed                                           (16,234,658)     (22,033,749)
                                                                  -------------    -------------
  Net increase (decrease) in net assets resulting from capital
  share transactions                                                  4,761,229       12,234,406
                                                                  -------------    -------------
  Net increase (decrease) in net assets                               1,511,424       13,304,455

NET ASSETS:

  Beginning of period                                               104,113,935       90,809,480
                                                                  -------------    -------------
  End of period                                                   $ 105,625,359    $ 104,113,935
                                                                  =============    =============

(1) For the six months ended June 30, 2004.

(2) For the year ended December 31, 2003.

(3) For the period April 1, 2003 (commencement of operations) to December 31, 2003.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                  BOND FUNDS
                                                                  ----------------------------------------------------------------
                                                                                                    U.S. GOVERNMENT AND MORTGAGE
                                                                  STRATEGIC INCOME FUND             SECURITIES FUND
                                                                  ----------------------------------------------------------------
                                                                  2004(1)          2003(2)          2004(1)          2003(2)
                                                                  (UNAUDITED)                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                           $   5,895,598    $   8,822,710    $   4,403,802    $  14,087,099
  Net realized gain (loss) on investments and
  foreign currency                                                    3,332,563        4,566,888             (925)         (12,017)
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                  (10,578,929)      15,183,967       (2,767,921)      (9,812,884)
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting
  from operations                                                    (1,350,768)      28,573,565        1,634,956        4,262,198
                                                                  -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                         (5,719,401)     (10,952,702)      (4,479,325)     (14,197,360)
  From net realized gain                                                      0                0                0                0
                                                                  -------------    -------------    -------------    -------------
  Total distributions                                                (5,719,401)     (10,952,702)      (4,479,325)     (14,197,360)
                                                                  -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                  58,259,548      173,303,331       35,692,144       84,802,929
  Reinvestment of distributions                                       3,267,988        5,591,798        3,307,247       10,309,712
  Cost of shares redeemed                                           (56,861,276)     (62,552,815)     (75,752,743)    (224,927,345)
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting from capital
  share transactions                                                  4,666,260      116,342,314      (36,753,352)    (129,814,704)
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                              (2,403,909)     133,963,177      (39,597,721)    (139,749,866)

NET ASSETS:

  Beginning of period                                               262,386,034      128,422,857      361,498,206      501,248,072
                                                                  -------------    -------------    -------------    -------------
  End of period                                                   $ 259,982,125    $ 262,386,034    $ 321,900,485    $ 361,498,206
                                                                  =============    =============    =============    =============

                                                                  MONEY FUNDS
                                                                  ----------------------------------------------------------------
                                                                  CALIFORNIA MUNICIPAL
                                                                  MONEY FUND                        MONEY MARKET FUND
                                                                  ----------------------------------------------------------------
                                                                  2004(1)          2003(2)          2004(1)          2003(2)
                                                                  (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                           $      47,407    $     136,246    $     225,550    $     358,705
  Net realized gain (loss) on investments and
  foreign currency                                                            0                0              139             (711)
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                            0                0                0                0
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting
  from operations                                                        47,407          136,246          225,689          357,994
                                                                  -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                            (47,407)        (136,246)        (225,550)        (358,705)
  From net realized gain                                                      0                0                0                0
                                                                  -------------    -------------    -------------    -------------
  Total distributions                                                   (47,407)        (136,246)        (225,550)        (358,705)
                                                                  -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                   6,908,508       15,837,149       65,184,520       82,057,012
  Reinvestment of distributions                                          45,410          129,725          213,208          330,984
  Cost of shares redeemed                                            (8,024,616)     (26,665,411)     (51,253,515)     (53,277,360)
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting from capital
  share transactions                                                 (1,070,698)     (10,698,537)      14,144,213       29,110,636
                                                                  -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                              (1,070,698)     (10,698,537)      14,144,352       29,109,925

NET ASSETS:

  Beginning of period                                                25,400,421       36,098,958       47,485,896       18,375,971
                                                                  -------------    -------------    -------------    -------------
  End of period                                                   $  24,329,723    $  25,400,421    $  61,630,248    $  47,485,896
                                                                  =============    =============    =============    =============

                                                                  MONEY FUNDS
                                                                  ------------------------------
                                                                  U.S. TREASURY MONEY FUND
                                                                  ------------------------------
                                                                  2004(1)          2003(2)
                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                           $      24,596    $     114,934
  Net realized gain (loss) on investments and
  foreign currency                                                          (38)             619
  Net change in unrealized appreciation (depreciation) on
  investments and foreign currency                                            0                0
                                                                  -------------    -------------
  Net increase (decrease) in net assets resulting
  from operations                                                        24,558          115,553
                                                                  -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                            (24,596)        (114,934)
  From net realized gain                                                      0                0
                                                                  -------------    -------------
  Total distributions                                                   (24,596)        (114,934)
                                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                   3,780,523       11,794,181
  Reinvestment of distributions                                          23,715          111,083
  Cost of shares redeemed                                           (10,016,153)     (27,829,332)
                                                                  -------------    -------------
  Net increase (decrease) in net assets resulting from capital
  share transactions                                                 (6,211,915)     (15,924,068)
                                                                  -------------    -------------
  Net increase (decrease) in net assets                              (6,211,953)     (15,923,449)

NET ASSETS:

  Beginning of period                                                30,413,145       46,336,594
                                                                  -------------    -------------
  End of period                                                   $  24,201,192    $  30,413,145
                                                                  =============    =============

FINANCIAL HIGHLIGHTS
                    selected data for a share outstanding throughout each period

                                                            STOCK FUNDS
                                                            ------------------------------------------
                                                            BALANCED FUND
                                                            ------------------------------------------
                                                            JUNE 30,
                                                            2004(1)         2003            2002
  Net asset value, beginning of period                      $    10.17      $     8.93      $    11.20
                                                            ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                    0.04            0.07            0.14
  Net realized and unrealized gain (loss) on investments          0.21            1.24           (2.27)
                                                            ----------      ----------      ----------
  Total from investment operations                                0.25            1.31           (2.13)
                                                            ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                     (0.03)          (0.07)          (0.14)
  From net capital gains                                          0.00            0.00            0.00
  In excess of realized gains                                     0.00            0.00            0.00
                                                            ----------      ----------      ----------
  Total distributions                                            (0.03)          (0.07)          (0.14)
                                                            ----------      ----------      ----------
Net asset value, end of period                              $    10.39      $    10.17      $     8.93
                                                            ==========      ==========      ==========
Total return(3)                                                   2.49%          14.71%        -19.07%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $   35,323      $   31,934      $   25,258
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.25%           1.33%           1.35%
    After expense waivers and reimbursement                       1.25%           1.28%           1.31%
  Ratio of net investment income to average net assets(4)         0.68%           0.74%           1.45%
  Portfolio turnover rate                                        16.90%          27.91%         158.81%(6)

                                                            STOCK FUNDS
                                                            ------------------------------------------
                                                            BALANCED FUND
                                                            ------------------------------------------
                                                            2001            2000            1999
  Net asset value, beginning of period                      $    11.58      $    12.96      $    14.47
                                                            ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                    0.18            0.26            0.48
  Net realized and unrealized gain (loss) on investments         (0.38)          (1.37)          (1.21)
                                                            ----------      ----------      ----------
  Total from investment operations                               (0.20)          (1.11)          (0.73)
                                                            ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                     (0.18)          (0.27)          (0.48)
  From net capital gains                                          0.00            0.00           (0.30)
  In excess of realized gains                                     0.00            0.00            0.00
                                                            ----------      ----------      ----------
  Total distributions                                            (0.18)          (0.27)          (0.78)
                                                            ----------      ----------      ----------
Net asset value, end of period                              $    11.20      $    11.58      $    12.96
                                                            ==========      ==========      ==========
Total return(3)                                                  -1.70%          -8.71%          -5.20%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $   42,159      $   45,966      $   73,365
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.22%           1.22%           1.15%
    After expense waivers and reimbursement                       1.22%           1.22%           1.15%
  Ratio of net investment income to average net assets(4)         1.55%           2.07%           3.30%
  Portfolio turnover rate                                        93.38%(6)      142.04%(6)       51.94%

(1) Unaudited.

(2) Commencement of operations.

(3) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(4) Annualized when the period presented is less than one year.

(5) Per share information was calculated based on average shares.

(6) Excludes the effect of short-term "to be announced" security transactions.

(7) For the Atlas Fund of Funds, does not include expenses of the investment companies in which the Fund invests.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            STOCK FUNDS
                                                            ----------------------------------------------------------
                                                            EMERGING GROWTH FUND
                                                            ----------------------------------------------------------
                                                            JUNE 30,
                                                            2004(1)         2003            2002            2001
  Net asset value, beginning of period                      $    13.40      $     8.94      $    14.09      $    14.51
                                                            ----------      ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                   (0.05)          (0.09)          (0.12)          (0.18)
  Net realized and unrealized gain (loss) on investments          0.76            4.55           (5.03)          (0.24)
                                                            ----------      ----------      ----------      ----------
  Total from investment operations                                0.71            4.46           (5.15)          (0.42)
                                                            ----------      ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                      0.00            0.00            0.00            0.00
  From net capital gains                                          0.00            0.00            0.00            0.00
  In excess of realized gains                                     0.00            0.00            0.00            0.00
                                                            ----------      ----------      ----------      ----------
  Total distributions                                             0.00            0.00            0.00            0.00
                                                            ----------      ----------      ----------      ----------
Net asset value, end of period                              $    14.11      $    13.40      $     8.94      $    14.09
                                                            ==========      ==========      ==========      ==========
Total return(3)                                                   5.30%          49.89%         -36.55%          -2.89%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $   43,604      $   32,343      $   14,578      $   23,574
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.46%           1.89%           1.99%           1.67%
    After expense waivers and reimbursement                       1.46%           1.71%           1.60%           1.66%
  Ratio of net investment income to average net assets(4)        -0.66%          -0.84%          -1.20%          -1.40%
  Portfolio turnover rate                                        82.45%         309.22%         248.05%         271.11%

                                                            STOCK FUNDS
                                                            --------------------------
                                                            EMERGING GROWTH FUND
                                                            --------------------------
                                                            2000            1999
  Net asset value, beginning of period                      $    18.79      $    13.75
                                                            ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                   (0.12)          (0.15)
  Net realized and unrealized gain (loss) on investments         (4.16)           6.02
                                                            ----------      ----------
  Total from investment operations                               (4.28)           5.87
                                                            ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                      0.00            0.00
  From net capital gains                                          0.00           (0.83)
  In excess of realized gains                                     0.00            0.00
                                                            ----------      ----------
  Total distributions                                             0.00           (0.83)
                                                            ----------      ----------
Net asset value, end of period                              $    14.51      $    18.79
                                                            ==========      ==========
Total return(3)                                                 -22.78%          42.68%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $   25,939      $   19,551
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.64%           1.74%
    After expense waivers and reimbursement                       1.55%           1.53%
  Ratio of net investment income to average net assets(4)        -0.72%          -1.14%
  Portfolio turnover rate                                       173.69%         184.32%

                                                            STOCK FUNDS
                                                            --------------------------------------------
                                                            FUND OF FUNDS
                                                            --------------------------------------------
                                                                                          MAY 1, 2002(2)
                                                            JUNE 30,                         THROUGH
                                                            2004(1)         2003          DEC. 31, 2002
  Net asset value, beginning of period                      $    10.50      $     8.71      $    10.00
                                                            ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                    0.03            0.10            0.10
  Net realized and unrealized gain (loss) on investments          0.19            1.73           (1.33)
                                                            ----------      ----------      ----------
  Total from investment operations                                0.22            1.83           (1.23)
                                                            ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                      0.00           (0.04)          (0.06)
  From net capital gains                                          0.00            0.00            0.00
  In excess of realized gains                                     0.00            0.00            0.00
                                                            ----------      ----------      ----------
  Total distributions                                             0.00           (0.04)          (0.06)
                                                            ----------      ----------      ----------
Net asset value, end of period                              $    10.72      $    10.50      $     8.71
                                                            ==========      ==========      ==========
Total return(3)                                                   2.10%          20.97%         -12.27%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $   46,690      $   19,990      $    2,071
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      0.46%(7)        0.84%(7)        2.12%(7)
    After expense waivers and reimbursement                       0.46%(7)        0.73%(7)        0.85%(7)
  Ratio of net investment income to average net assets(4)         0.64%           1.04%           1.62%
  Portfolio turnover rate                                        16.06%          20.58%          27.55%

                                                            STOCK FUNDS
                                                            ------------------------------------------
                                                            GLOBAL GROWTH FUND
                                                            ------------------------------------------
                                                            JUNE 30,
                                                            2004(1)         2003            2002
  Net asset value, beginning of period                      $    17.89      $    12.75      $    16.52
                                                            ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                    0.06            0.01            0.00
  Net realized and unrealized gain (loss) on investments          0.60            5.13           (3.77)
                                                            ----------      ----------      ----------
  Total from investment operations                                0.66            5.14           (3.77)
                                                            ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                      0.00            0.00            0.00
  From net capital gains                                          0.00            0.00            0.00
  In excess of realized gains                                     0.00            0.00            0.00
                                                            ----------      ----------      ----------
  Total distributions                                             0.00            0.00            0.00
                                                            ----------      ----------      ----------
Net asset value, end of period                              $    18.55      $    17.89      $    12.75
                                                            ==========      ==========      ==========
Total return(3)                                                   3.69%          40.31%         -22.82%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $  201,189      $  159,443      $   88,842
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.34%           1.54%           1.48%
    After expense waivers and reimbursement                       1.34%           1.54%           1.48%
  Ratio of net investment income to average net assets(4)         0.60%           0.06%          -0.03%
  Portfolio turnover rate                                         9.73%          37.67%          39.23%

                                                            STOCK FUNDS
                                                            ------------------------------------------
                                                            GLOBAL GROWTH FUND
                                                            ------------------------------------------
                                                            2001            2000            1999
  Net asset value, beginning of period                      $    18.69      $    19.28      $    14.56
                                                            ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                   (0.01)           0.03            0.03
  Net realized and unrealized gain (loss) on investments         (2.16)           0.59            8.10
                                                            ----------      ----------      ----------
  Total from investment operations                               (2.17)           0.62            8.13
                                                            ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                      0.00            0.00            0.00
  From net capital gains                                          0.00           (0.92)          (3.41)
  In excess of realized gains                                     0.00           (0.29)           0.00
                                                            ----------      ----------      ----------
  Total distributions                                             0.00           (1.21)          (3.41)
                                                            ----------      ----------      ----------
Net asset value, end of period                              $    16.52      $    18.69      $    19.28
                                                            ==========      ==========      ==========
Total return(3)                                                 -11.61%           3.24%          55.85%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $  115,042      $  134,929      $   70,300
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.40%           1.34%           1.48%
    After expense waivers and reimbursement                       1.40%           1.34%           1.48%
  Ratio of net investment income to average net assets(4)        -0.08%           0.15%           0.19%
  Portfolio turnover rate                                        43.59%          53.89%         103.02%

                                                               STOCK FUNDS
                                                               ------------------------------------------
                                                               GROWTH OPPORTUNITIES FUND(7)
                                                               ------------------------------------------
                                                               JUNE 30,
                                                               2004(1)         2003            2002
  Net asset value, beginning of period                         $    20.60      $    16.50      $    20.17
                                                               ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                       0.00           (0.02)           0.01
  Net realized and unrealized gain (loss) on investments             0.50            4.12           (3.67)
                                                               ----------      ----------      ----------
  Total from investment operations                                   0.50            4.10           (3.66)
                                                               ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                         0.00            0.00(6)        (0.01)
  From net capital gains                                             0.00            0.00            0.00
  In excess of realized gains                                        0.00            0.00            0.00
                                                               ----------      ----------      ----------
  Total distributions                                                0.00            0.00           (0.01)
                                                               ----------      ----------      ----------
Net asset value, end of period                                 $    21.10      $    20.60      $    16.50
                                                               ==========      ==========      ==========
Total return(3)                                                      2.43%          24.87%         -18.14%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                            $  382,304      $  354,258      $  263,675
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                         1.10%           1.16%           1.12%
    After expense waivers and reimbursement                          1.10%           1.16%           1.12%
  Ratio of net investment income to average net assets(4)            0.03%          -0.11%           0.06%
  Portfolio turnover rate                                           45.01%         113.63%         110.13%

                                                               STOCK FUNDS
                                                               ------------------------------------------
                                                               GROWTH OPPORTUNITIES FUND(7)
                                                               ------------------------------------------
                                                               2001            2000            1999
  Net asset value, beginning of period                         $    23.43      $    26.61      $    22.08
                                                               ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                       0.03            0.24            0.14
  Net realized and unrealized gain (loss) on investments            (3.26)          (1.52)           6.85
                                                               ----------      ----------      ----------
  Total from investment operations                                  (3.23)          (1.28)           6.99
                                                               ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                        (0.03)          (0.24)          (0.14)
  From net capital gains                                             0.00           (1.64)          (2.32)
  In excess of realized gains                                        0.00           (0.02)           0.00
                                                               ----------      ----------      ----------
  Total distributions                                               (0.03)          (1.90)          (2.46)
                                                               ----------      ----------      ----------
Net asset value, end of period                                 $    20.17      $    23.43      $    26.61
                                                               ==========      ==========      ==========
Total return(3)                                                    -13.79%          -4.90%          31.72%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                            $  365,552      $  454,546      $  410,721
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                         1.09%           1.02%           1.04%
    After expense waivers and reimbursement                          1.09%           1.02%           1.04%
  Ratio of net investment income to average net assets(4)            0.15%           0.88%           0.59%
  Portfolio turnover rate                                          136.06%          66.14%         102.42%

(1) Unaudited.

(2) Commencement of operations.

(3) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(4) Annualized when the period presented is less than one year.

(5) Per share information was calculated based on average shares.

(6) Dividends from net investment income are less than $0.005.

(7) Name changed from Growth and Income Fund on November 12, 2003.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                               STOCK FUNDS
                                                               ------------------------------------------
                                                               S&P 500 INDEX FUND
                                                               ------------------------------------------
                                                               JUNE 30,
                                                               2004(1)         2003            2002
  Net asset value, beginning of period                         $     7.56      $     5.96      $     7.77
                                                               ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                       0.04            0.09            0.08
  Net realized and unrealized gain (loss) on investments             0.20            1.56           (1.82)
                                                               ----------      ----------      ----------
  Total from investment operations                                   0.24            1.65           (1.74)
                                                               ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                         0.00           (0.05)          (0.07)
  From net capital gains                                             0.00            0.00            0.00
  In excess of realized gains                                        0.00            0.00            0.00
                                                               ----------      ----------      ----------
  Total distributions                                                0.00           (0.05)          (0.07)
                                                               ----------      ----------      ----------
Net asset value, end of period                                 $     7.80      $     7.56      $     5.96
                                                               ==========      ==========      ==========
Total return(3)                                                      3.18%          27.74%         -22.37%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                            $  102,608      $   69,929      $   25,497
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                         0.85%           1.09%           1.06%
    After expense waivers and reimbursement                          0.50%           0.50%           0.50%
  Ratio of net investment income to average net assets(4)            1.14%           1.29%           1.14%
  Portfolio turnover rate                                             N/A             N/A             N/A

                                                               STOCK FUNDS
                                                               -----------------------------
                                                               S&P 500 INDEX FUND
                                                               -----------------------------
                                                                             AUG. 16, 2000(2)
                                                                                THROUGH
                                                               2001           DEC. 31, 2000
  Net asset value, beginning of period                         $     8.92      $    10.00
                                                               ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                       0.05            0.03
  Net realized and unrealized gain (loss) on investments            (1.15)          (1.10)
                                                               ----------      ----------
  Total from investment operations                                  (1.10)          (1.07)
                                                               ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                        (0.05)          (0.01)
  From net capital gains                                             0.00            0.00
  In excess of realized gains                                        0.00            0.00
                                                               ----------      ----------
  Total distributions                                               (0.05)          (0.01)
                                                               ----------      ----------
Net asset value, end of period                                 $     7.77      $     8.92
                                                               ==========      ==========
Total return(3)                                                    -12.36%         -10.66%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                            $   22,007      $    9,516
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                         1.07%           2.66%
    After expense waivers and reimbursement                          0.50%           0.50%
  Ratio of net investment income to average net assets(4)            0.88%           0.78%
  Portfolio turnover rate                                             N/A             N/A

                                                               STOCK FUNDS
                                                               ------------------------------------------
                                                               STRATEGIC GROWTH FUND
                                                               ------------------------------------------
                                                               JUNE 30,
                                                               2004(1)         2003            2002
  Net asset value, beginning of period                         $    11.67      $     9.53      $    13.09
                                                               ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                       0.00           (0.05)          (0.05)
  Net realized and unrealized gain (loss) on investments             0.26            2.19           (3.51)
                                                               ----------      ----------      ----------
  Total from investment operations                                   0.26            2.14           (3.56)
                                                               ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                         0.00            0.00            0.00
  From net capital gains                                             0.00            0.00            0.00
  In excess of realized gains                                        0.00            0.00            0.00
                                                               ----------      ----------      ----------
  Total distributions                                                0.00            0.00            0.00
                                                               ----------      ----------      ----------
Net asset value, end of period                                 $    11.93      $    11.67      $     9.53
                                                               ==========      ==========      ==========
Total return(3)                                                      2.23%          22.46%         -27.20%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                            $   79,264      $   77,235      $   62,507
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                         1.31%           1.40%           1.40%
    After expense waivers and reimbursement                          1.31%           1.40%           1.40%
  Ratio of net investment income to average net assets(4)           -0.30%          -0.45%          -0.48%
  Portfolio turnover rate                                           15.83%          33.03%         101.71

                                                               STOCK FUNDS
                                                               ------------------------------------------
                                                               STRATEGIC GROWTH FUND
                                                               ------------------------------------------
                                                               2001            2000            1999
  Net asset value, beginning of period                         $    18.33      $    20.53      $    17.11
                                                               ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                      (0.02)           0.03           (0.01)
  Net realized and unrealized gain (loss) on investments            (5.22)          (2.01)           6.87
                                                               ----------      ----------      ----------
  Total from investment operations                                  (5.24)          (1.98)           6.86
                                                               ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                         0.00           (0.02)           0.00
  From net capital gains                                             0.00           (0.03)          (3.44)
  In excess of realized gains                                        0.00           (0.17)           0.00
                                                               ----------      ----------      ----------
  Total distributions                                                0.00           (0.22)          (3.44)
                                                               ----------      ----------      ----------
Net asset value, end of period                                 $    13.09      $    18.33      $    20.53
                                                               ==========      ==========      ==========
Total return(3)                                                    -28.59%          -9.65%          40.12%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                            $   97,976      $  155,895      $  102,428
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                         1.26%           1.12%           1.17%
    After expense waivers and reimbursement                          1.26%           1.12%           1.17%
  Ratio of net investment income to average net assets(4)           -0.15%           0.13%          -0.06%
  Portfolio turnover rate                                          175.07%          53.78%         179.98%

                                                               STOCK FUNDS
                                                               --------------------------------------------
                                                               VALUE FUND
                                                               --------------------------------------------
                                                                                             MAY 1, 2002(2)
                                                               JUNE 30,                         THROUGH
                                                               2004(1)         2003          DEC. 31, 2002
  Net asset value, beginning of period                         $     9.70      $     8.07      $    10.00
                                                               ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income (loss)                                       0.04            0.11            0.07
  Net realized and unrealized gain (loss) on investments             0.35            1.61           (1.93)
                                                               ----------      ----------      ----------
  Total from investment operations                                   0.39            1.72           (1.86)
                                                               ----------      ----------      ----------

LESS DISTRIBUTIONS:

  From net investment income                                         0.00           (0.09)          (0.07)
  From net capital gains                                             0.00            0.00            0.00
  In excess of realized gains                                        0.00            0.00            0.00
                                                               ----------      ----------      ----------
  Total distributions                                                0.00           (0.09)          (0.07)
                                                               ----------      ----------      ----------
Net asset value, end of period                                 $    10.09      $     9.70      $     8.07
                                                               ==========      ==========      ==========
Total return(3)                                                      4.02%          21.32%         -18.64%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                            $   20,041      $   11,798      $    6,888
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                         1.39%           1.84%           2.13%
    After expense waivers and reimbursement                          1.39%           1.39%           1.32%
  Ratio of net investment income to average net assets(4)            0.91%           1.29%           1.35%
  Portfolio turnover rate                                          108.39%         280.69%         247.30%

                                                            BOND FUNDS
                                                            ----------------------------------------------------------------------
                                                            AMERICAN ENTERPRISE
                                                            BOND FUND                     CALIFORNIA MUNICIPAL BOND FUND
                                                            ----------------------------------------------------------------------
                                                                         MAY 1, 2003(2)
                                                            JUNE 30,        THROUGH       JUNE 30,
                                                            2004(1)      DEC. 31, 2003    2004(1)        2003           2002
  Net asset value, beginning of period                      $    10.01     $    10.05     $    11.56     $    11.52     $    11.16
                                                            ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                           0.16           0.20           0.21           0.42           0.47
  Net realized and unrealized gain (loss) on investments         (0.12)         (0.01)         (0.30)          0.05           0.36
                                                            ----------     ----------     ----------     ----------     ----------
  Total from investment operations                                0.04           0.19          (0.09)          0.47           0.83
                                                            ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:

  From net investment income                                     (0.17)         (0.23)         (0.21)         (0.43)         (0.47)
  From net capital gains                                          0.00           0.00           0.00           0.00           0.00
  Tax return of capital distribution                              0.00           0.00           0.00           0.00           0.00
                                                            ----------     ----------     ----------     ----------     ----------
  Total distributions                                            (0.17)         (0.23)         (0.21)         (0.43)         (0.47)
                                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                              $     9.88     $    10.01     $    11.26     $    11.56     $    11.52
                                                            ==========     ==========     ==========     ==========     ==========
Total return(3)                                                   0.40%          1.87%         -0.82%          4.16%          7.57%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $   25,435     $   20,318     $  327,736     $  333,646     $  303,195
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.08%          1.63%          0.93%          0.93%          0.92%
    After expense waivers and reimbursement                       0.00%          0.00%          0.93%          0.93%          0.92%
  Ratio of net investment income to average net assets(4)         3.26%          2.96%          3.65%          3.69%          4.15%
  Portfolio turnover rate                                        17.56%         28.03%          6.60%          7.56%         19.79%

                                                            BOND FUNDS
                                                            ----------------------------------------
                                                            CALIFORNIA MUNICIPAL BOND FUND
                                                            ----------------------------------------
                                                            2001           2000           1999
  Net asset value, beginning of period                      $    11.27     $    10.48     $    11.49
                                                            ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                           0.50           0.51           0.51
  Net realized and unrealized gain (loss) on investments         (0.11)          0.79          (1.01)
                                                            ----------     ----------     ----------
  Total from investment operations                                0.39           1.30          (0.50)
                                                            ----------     ----------     ----------

LESS DISTRIBUTIONS:

  From net investment income                                     (0.50)         (0.51)         (0.51)
  From net capital gains                                          0.00           0.00           0.00
  Tax return of capital distribution                              0.00           0.00           0.00
                                                            ----------     ----------     ----------
  Total distributions                                            (0.50)         (0.51)         (0.51)
                                                            ----------     ----------     ----------
Net asset value, end of period                              $    11.16     $    11.27     $    10.48
                                                            ==========     ==========     ==========
Total return(3)                                                   3.51%         12.75%         -4.48%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $  246,188     $  213,320     $  198,406
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      0.92%          0.93%          0.93%
    After expense waivers and reimbursement                       0.92%          0.93%          0.88%
  Ratio of net investment income to average net assets(4)         4.40%          4.74%          4.61%
  Portfolio turnover rate                                        12.60%         12.25%         17.01%

(1)  Unaudited.

(2)  Effective date of registation.

(3) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(4)  Annualized when the period presented is less than one year.

(5)  Per share information was calculated based on average shares.

(6)  Excludes the effect of short-term "to be announced" security transactions.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            BOND FUNDS
                                                            -------------------------------------------------------
                                                            NATIONAL MUNICIPAL BOND FUND
                                                            -------------------------------------------------------
                                                            JUNE 30,
                                                            2004(1)        2003           2002           2001
  Net asset value, beginning of period                      $    11.78     $    11.66     $    11.16     $    11.13
                                                            ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                           0.22           0.42           0.47           0.50
  Net realized and unrealized gain (loss) on investments         (0.33)          0.12           0.49           0.03
                                                            ----------     ----------     ----------     ----------
  Total from investment operations                               (0.11)          0.54           0.96           0.53
                                                            ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:

  From net investment income                                     (0.21)         (0.42)         (0.46)         (0.50)
  From net capital gains                                          0.00           0.00           0.00           0.00
  Tax return of capital distribution                              0.00           0.00           0.00           0.00
                                                            ----------     ----------     ----------     ----------
  Total distributions                                            (0.21)         (0.42)         (0.46)         (0.50)
                                                            ----------     ----------     ----------     ----------
Net asset value, end of period                              $    11.46     $    11.78     $    11.66     $    11.16
                                                            ==========     ==========     ==========     ==========
Total return(3)                                                  -0.91%          4.73%          8.81%          4.79%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $  105,625     $  104,114     $   90,809     $   67,991
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      0.98%          0.98%          0.97%          0.97%
    After expense waivers and reimbursement                       0.98%          0.98%          0.97%          0.97%
  Ratio of net investment income to average net assets(4)         3.70%          3.62%          4.08%          4.44%
  Portfolio turnover rate                                         4.18%         18.88%         22.27%         32.81%

                                                            BOND FUNDS
                                                            -------------------------------------------------------------
                                                            NATIONAL MUNICIPAL BOND FUND    STRATEGIC INCOME FUND
                                                            -------------------------------------------------------------
                                                                                             JUNE 30,
                                                            2000           1999              2004(1)           2003
  Net asset value, beginning of period                      $    10.50     $    11.56        $     4.55        $     4.14
                                                            ----------     ----------        ----------        ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                           0.52           0.51              0.10              0.20
  Net realized and unrealized gain (loss) on investments          0.63          (1.06)            (0.12)             0.45
                                                            ----------     ----------        ----------        ----------
  Total from investment operations                                1.15          (0.55)            (0.02)             0.65
                                                            ----------     ----------        ----------        ----------

LESS DISTRIBUTIONS:

  From net investment income                                     (0.52)         (0.51)            (0.09)            (0.24)
  From net capital gains                                          0.00           0.00              0.00              0.00
  Tax return of capital distribution                              0.00           0.00              0.00              0.00
                                                            ----------     ----------        ----------        ----------
  Total distributions                                            (0.52)         (0.51)            (0.09)            (0.24)
                                                            ----------     ----------        ----------        ----------
Net asset value, end of period                              $    11.13     $    10.50        $     4.44        $     4.55
                                                            ==========     ==========        ==========        ==========
Total return(3)                                                  11.24%         -4.86%            -0.34%            16.10%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $   53,901     $   54,296        $  259,982        $  262,386
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.01%          0.98%             1.22%             1.30%
    After expense waivers and reimbursement                       1.01%          0.97%             1.22%             1.30%
  Ratio of net investment income to average net assets(4)         4.83%          4.62%             4.36%             4.53%
  Portfolio turnover rate                                        20.12%         16.44%            57.18%(6)        140.55%(6)

                                                            BOND FUNDS
                                                            ----------------------------------------------------------
                                                            STRATEGIC INCOME FUND
                                                            ----------------------------------------------------------
                                                            2002           2001              2000           1999
  Net asset value, beginning of period                      $     4.20     $     4.37        $     4.67     $     4.98
                                                            ----------     ----------        ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                           0.29           0.36              0.39           0.40
  Net realized and unrealized gain (loss) on investments         (0.04)         (0.17)            (0.30)         (0.30)
                                                            ----------     ----------        ----------     ----------
  Total from investment operations                                0.25           0.19              0.09           0.10
                                                            ----------     ----------        ----------     ----------

LESS DISTRIBUTIONS:

  From net investment income                                     (0.31)         (0.35)            (0.27)         (0.40)
  From net capital gains                                          0.00           0.00              0.00           0.00
  Tax return of capital distribution                              0.00          (0.01)            (0.12)         (0.01)
                                                            ----------     ----------        ----------     ----------
  Total distributions                                            (0.31)         (0.36)            (0.39)         (0.41)
                                                            ----------     ----------        ----------     ----------
Net asset value, end of period                              $     4.14     $     4.20        $     4.37     $     4.67
                                                            ==========     ==========        ==========     ==========
Total return(3)                                                   6.31%          4.45%             2.05%          1.92%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                         $  128,423     $  102,923        $   77,568     $   67,218
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                      1.30%          1.31%             1.36%          1.37%
    After expense waivers and reimbursement                       1.30%          1.31%             1.36%          1.16%
  Ratio of net investment income to average net assets(4)         6.90%          8.31%             8.65%          8.42%
  Portfolio turnover rate                                        85.26%(6)     114.66%(6)        146.55%        119.62%

                                                             BOND FUNDS
                                                             -----------------------------------------------------
                                                             U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND
                                                             -----------------------------------------------------
                                                             JUNE 30,
                                                             2004(1)       2003          2002          2001
  Net asset value, beginning of period                       $     10.24   $     10.45   $     10.10   $      9.95
                                                             -----------   -----------   -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                             0.13          0.32          0.50          0.56
  Net realized and unrealized gain (loss) on investments           (0.08)        (0.21)         0.36          0.16
                                                             -----------   -----------   -----------   -----------
  Total from investment operations                                  0.05          0.11          0.86          0.72
                                                             -----------   -----------   -----------   -----------

LESS DISTRIBUTIONS:

  From net investment income                                       (0.14)        (0.32)        (0.51)        (0.57)
                                                             -----------   -----------   -----------   -----------
  Total distributions                                              (0.14)        (0.32)        (0.51)        (0.57)
                                                             -----------   -----------   -----------   -----------
Net asset value, end of period                               $     10.15   $     10.24   $     10.45   $     10.10
                                                             ===========   ===========   ===========   ===========
Total return(3)                                                     0.44%         1.07%         8.69%         7.39%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                          $   321,900   $   361,498   $   501,248   $   317,583
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                        1.03%         1.02%         1.00%         1.03%
    After expense waivers and reimbursement                         1.03%         1.02%         1.00%         1.03%
  Ratio of net investment income to average net assets(4)           2.63%         3.11%         4.85%         5.53%
  Portfolio turnover rate                                           8.37%        43.71%        30.49%        19.75%

                                                             BOND FUNDS
                                                             -------------------------
                                                             U.S. GOVERNMENT AND
                                                             MORTGAGE SECURITIES FUND
                                                             -------------------------
                                                             2000          1999
  Net asset value, beginning of period                       $      9.61   $     10.17
                                                             -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                             0.60          0.60
  Net realized and unrealized gain (loss) on investments            0.34         (0.56)
                                                             -----------   -----------
  Total from investment operations                                  0.94          0.04
                                                             -----------   -----------

LESS DISTRIBUTIONS:

  From net investment income                                       (0.60)        (0.60)
                                                             -----------   -----------
  Total distributions                                              (0.60)        (0.60)
                                                             -----------   -----------
Net asset value, end of period                               $      9.95   $      9.61
                                                             ===========   ===========
Total return(3)                                                    10.21%         0.39%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                          $   179,462   $   202,966
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                        1.03%         1.01%
    After expense waivers and reimbursement                         1.03%         1.01%
  Ratio of net investment income to average net assets(4)           6.27%         6.05%
  Portfolio turnover rate                                           1.66%        20.67%

(1)  Unaudited.

(2)  Commencement of operations.

(3) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(4)  Annualized when the period presented is less than one year.

(5)  Per share information was calculated based on average shares.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                             MONEY FUNDS
                                                             -----------------------------------------------------
                                                             CALIFORNIA MUNICIPAL MONEY FUND
                                                             -----------------------------------------------------
                                                             JUNE 30,
                                                             2004(1)       2003          2002          2001
  Net asset value, beginning of period                       $      1.00   $      1.00   $      1.00   $      1.00
                                                             -----------   -----------   -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                            0.002         0.004         0.009         0.019
  Net realized and unrealized gain (loss) on investments           0.000         0.000         0.000         0.000
                                                             -----------   -----------   -----------   -----------
  Total from investment operations                                 0.002         0.004         0.009         0.019
                                                             -----------   -----------   -----------   -----------

LESS DISTRIBUTIONS:

  From net investment income                                      (0.002)       (0.004)       (0.009)       (0.019)
                                                             -----------   -----------   -----------   -----------
  Total distributions                                             (0.002)       (0.004)       (0.009)       (0.019)
                                                             -----------   -----------   -----------   -----------
Net asset value, end of period                               $      1.00   $      1.00   $      1.00   $      1.00
                                                             ===========   ===========   ===========   ===========
Total return(3)                                                     0.19%         0.45%         0.86%         1.93%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                          $    24,330   $    25,400   $    36,099   $    39,266
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                        0.97%         0.97%         0.91%         0.90%
    After expense waivers and reimbursement                         0.60%         0.60%         0.59%         0.61%
  Ratio of net investment income to average net assets(4)           0.39%         0.46%         0.85%         1.92%
  Portfolio turnover rate                                             --            --            --            --

                                                             MONEY FUNDS
                                                             ----------------------------------------------------------------------
                                                             CALIFORNIA MUNICIPAL
                                                             MONEY FUND                  MONEY MARKET FUND
                                                             ----------------------------------------------------------------------
                                                                                                                    MARCH 4, 2002
                                                                                         JUNE 30,                      THROUGH
                                                             2000          1999          2004(1)       2003        DEC. 31, 2002(2)
  Net asset value, beginning of period                       $      1.00   $      1.00   $      1.00   $      1.00    $      1.00
                                                             -----------   -----------   -----------   -----------    -----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                            0.030         0.024         0.004         0.012          0.014
  Net realized and unrealized gain (loss) on investments           0.000         0.000         0.000         0.000          0.000
                                                             -----------   -----------   -----------   -----------    -----------
  Total from investment operations                                 0.030         0.024         0.004         0.012          0.014
                                                             -----------   -----------   -----------   -----------    -----------

LESS DISTRIBUTIONS:

  From net investment income                                      (0.030)       (0.024)       (0.004)       (0.012)        (0.014)
                                                             -----------   -----------   -----------   -----------    -----------
  Total distributions                                             (0.030)       (0.024)       (0.004)       (0.012)        (0.014)
                                                             -----------   -----------   -----------   -----------    -----------
Net asset value, end of period                               $      1.00   $      1.00   $      1.00   $      1.00    $      1.00
                                                             ===========   ===========   ===========   ===========    ===========
Total return(3)                                                     3.03%         2.44%         0.41%         1.21%          1.45%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                          $    37,924   $    29,316   $    61,630   $    47,486    $    18,376
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                        0.94%         0.95%         0.92%         1.04%          1.27%
    After expense waivers and reimbursement                         0.63%         0.63%         0.25%         0.00%          0.00%
  Ratio of net investment income to average net assets(4)           2.98%         2.41%         0.81%         1.17%          1.71%
  Portfolio turnover rate                                             --            --            --            --             --

                                                             MONEY FUNDS
                                                             -----------------------------------------------------
                                                             U.S. TREASURY MONEY FUND
                                                             -----------------------------------------------------
                                                             JUNE 30,
                                                             2004(1)       2003          2002          2001
  Net asset value, beginning of period                       $      1.00   $      1.00   $      1.00   $      1.00
                                                             -----------   -----------   -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                            0.001         0.003         0.009         0.033
  Net realized and unrealized gain (loss) on investments           0.000         0.000         0.000         0.000
                                                             -----------   -----------   -----------   -----------
  Total from investment operations                                 0.001         0.003         0.009         0.033
                                                             -----------   -----------   -----------   -----------

LESS DISTRIBUTIONS:

  From net investment income                                      (0.001)       (0.003)       (0.009)       (0.033)
                                                             -----------   -----------   -----------   -----------
  Total distributions                                             (0.001)       (0.003)       (0.009)       (0.033)
                                                             -----------   -----------   -----------   -----------
Net asset value, end of period                               $      1.00   $      1.00   $      1.00   $      1.00
                                                             ===========   ===========   ===========   ===========
Total return(3)                                                     0.10%         0.29%         0.93%         3.32%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                          $    24,201   $    30,413   $    46,337   $    75,962
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                        1.11%         1.11%         1.02%         0.99%
    After expense waivers and reimbursement                         0.76%         0.78%         0.74%         0.73%
  Ratio of net investment income to average net assets(4)           0.19%         0.30%         0.94%         3.31%
  Portfolio turnover rate                                             --            --            --            --

                                                             MONEY FUNDS
                                                             -------------------------
                                                             U.S. TREASURY MONEY FUND
                                                             -------------------------
                                                             2000          1999
  Net asset value, beginning of period                       $      1.00   $      1.00
                                                             -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:(5)

  Net investment income                                            0.052         0.040
  Net realized and unrealized gain (loss) on investments           0.000         0.000
                                                             -----------   -----------
  Total from investment operations                                 0.052         0.040
                                                             -----------   -----------

LESS DISTRIBUTIONS:

  From net investment income                                      (0.052)       (0.040)
                                                             -----------   -----------
  Total distributions                                             (0.052)       (0.040)
                                                             -----------   -----------
Net asset value, end of period                               $      1.00   $      1.00
                                                             ===========   ===========
Total return(3)                                                     5.35%         4.02%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                          $    81,925   $    55,892
  Ratio of expenses to average net assets:(4)
    Before expense waivers and reimbursement                        1.02%         1.03%
    After expense waivers and reimbursement                         0.68%         0.69%
  Ratio of net investment income to average net assets(4)           5.24%         3.96%
  Portfolio turnover rate                                             --            --

NOTES TO FINANCIAL STATEMENTS                          June 30, 2004 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Atlas Funds (formerly known as Atlas Assets, Inc.), a Delaware business trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), as amended, offering sixteen portfolios. The Trust currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Fund of Funds, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund (a "Fund", or collectively, the "Funds"). All Funds are diversified with the exception of the Atlas Fund of Funds, the Atlas California Municipal Bond Fund and the Atlas California Municipal Money Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a "feeder" fund in a "master-feeder" structure. As such, the Fund invests all of its assets in a separate mutual fund known as the "Master Portfolio". The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund's investment value in the Master Portfolio, which reflects the Fund's ownership in the net assets of the Master Portfolio, is 4.58% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Atlas S&P 500 Index Fund.

The investment objective of the Money and Bond Funds is to seek a high level of current income consistent with prudent investment management. The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     a. INVESTMENT VALUATION: Bond Fund securities are valued by pricing services. Valuations of portfolio securities furnished by the pricing services are based upon a computerized matrix system and/or appraisals, in each case, in reliance upon information concerning market transactions and quotations from recognized securities dealers. Securities for which quotations are readily available are valued based upon those quotations. Securities for which quotations are not readily available (which constitute the majority of the Bond Funds' securities) are valued at their fair value based upon the information supplied by the pricing services. The methods used by the pricing services and the quality of valuations so established is reviewed by the Trust's officers under the general supervision of the Trustees of the Trust. There are a number of pricing services available and the Trustees, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

          Money Fund securities have a remaining maturity of 13 months or less and their entire portfolios have a weighted average maturity of 90 days or less. As such, all of the Money Fund securities are valued at amortized cost, which approximates value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the bid price.

          Stock Fund securities listed or traded on an exchange are valued at the last sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the

          NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

          Atlas Fund of Funds' investments are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock exchange (generally 4:00 p.m. eastern time) on each day the Exchange is open.

     b. REDEMPTION FEE: A redemption fee of 2% is applied to shares of the Atlas Global Growth Fund that are redeemed within 60 days of their purchase. Redemption fees are recorded by the Fund as paid-in-capital. For the period January 1, 2004 through June 30, 2004, the Fund received $23,386 in redemption fees.

     c. SECURITY CREDIT RISK: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of June 30, 2004, the Atlas Strategic Income Fund holds securities in default with an aggregate market value of $1,201,135, representing 0.46% of the Fund's net assets.

     d. MUNICIPAL BONDS OR NOTES WITH "PUTS": The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put". In determining the weighted average maturity of the Money Funds' portfolios, municipal bonds and notes as to which the Funds hold a put will be deemed to mature on the last day on which the put may be exercisable.

     e. VARIABLE RATE DEMAND NOTES: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. The maturity of these instruments for purposes of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

     f. FEDERAL INCOME TAXES: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment and tax-exempt income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     g. SECURITY TRANSACTIONS: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

     h. ALLOCATION OF EXPENSES, INCOME AND GAINS AND LOSSES: Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. All other expenses are charged to each Fund as incurred on a specific identification basis.

     i. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Interest on payment-in-kind debt securities is accrued as income at the coupon rate and a market adjustment is made periodically. Dividends are recorded on the ex-dividend date. Dividends-in-kind are recorded as income on the ex-dividend date at the current market value of the underlying security. The Money Funds and the Bond Funds declare dividends daily and reinvest and pay them monthly. The Stock Funds, with the exception of the Atlas Balanced Fund, which is on a quarterly schedule, declare, pay and reinvest dividends annually. Income for the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund and the Atlas Strategic Growth Fund for the six months ended June 30, 2004 are net of foreign withholding taxes of $13, $162,725, $33,601 and $7,362, respectively. Distributions of capital gains, if any, will normally be declared and paid once a year.

     j. TO-BE-ANNOUNCED SECURITIES: The Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of June 30, 2004 amounted to $28,910,311 for the Atlas Strategic Income Fund.

     k. OPTIONS: Premiums received from call options written, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly. These same principles apply to the sale of put options.

     l. FORWARD CONTRACTS: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

          The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

          Securities are held in segregated accounts to cover net exposure on outstanding forward contracts. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

          The risks associated with forward contracts include the potential default of the other party to the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     m. REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

     n. STRUCTURED NOTES: The Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 2.74% of the Fund's net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. See Note 7.

     o. DOLLAR ROLL TRANSACTIONS: The Atlas Balanced Fund, the Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may engage in dollar reverse repurchase agreements ("dollar rolls"), which entail the simultaneous sale of securities with an agreement to buy back substantially similar securities at a future date at a price less than the price at which the securities were originally sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential in price between the sale price and repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. Pursuant to regulation, the funds set aside sufficient investment securities as collateral to meet these commitments. Dollar roll transactions involve risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities.

     p. FOREIGN CURRENCY TRANSLATION: Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars at rates reported by selected pricing services on the following basis: market value of investment, other assets and liabilities--at the closing rate of exchange at the balance sheet date; purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates such transactions are recorded.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

          Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FC's, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

     q. SECURITIES LENDING: The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Income from securities lending, net of any fees paid to the approved borrowers or to the Fund's custodian bank which serves as the lending agent, is included in interest income on the Statement of Operations. Income from securities lending of $400, $9,643, $6,453, $13,563 and $3,513 was earned by Atlas Balanced Fund, Atlas Emerging Growth Fund, Atlas Global Growth Fund, Atlas Growth Opportunities Fund and Atlas Strategic Growth Fund, respectively. Although the risks associated with lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     r.   CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
          (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may vary from the characterization for Federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which distributions are made may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

     s. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION/DEPRECIATION--TAX BASIS

As of June 30, 2004, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000's):

                                 BALANCED        EMERGING        FUND OF         GLOBAL GROWTH
                                 FUND            GROWTH FUND     FUNDS           FUND
                                 -------------------------------------------------------------
Unrealized appreciation          $      2,952    $      6,516    $      2,032    $      41,709
Unrealized depreciation          $       (480)   $       (566)   $       (250)   $      (5,231)
                                 -------------------------------------------------------------
Net unrealized appreciation
  (depreciation)                 $      2,472    $      5,950    $      1,782    $      36,478
                                 =============================================================
Cost of securities for federal
  income tax purposes            $     32,913    $     40,642    $     44,379    $     168,309
                                 =============================================================

                                 GROWTH
                                 OPPORTUNITIES    STRATEGIC GROWTH    VALUE
                                 FUND             FUND                FUND
                                 -------------------------------------------------
Unrealized appreciation          $      46,854    $         11,050    $      1,350
Unrealized depreciation          $      (6,366)   $         (2,776)   $        (84)
                                 -------------------------------------------------
Net unrealized appreciation
  (depreciation)                 $      40,488    $          8,274    $      1,266
                                 =================================================
Cost of securities for federal
  income tax purposes            $     356,566    $         73,785    $     18,661
                                 =================================================

                                 AMERICAN      CALIFORNIA    NATIONAL      STRATEGIC     U.S. GOVERNMENT
                                 ENTERPRISE    MUNICIPAL     MUNICIPAL     INCOME        AND MORTGAGE
                                 BOND FUND     BOND FUND     BOND FUND     FUND          SECURITIES FUND
                                 -----------------------------------------------------------------------
Unrealized appreciation          $       21    $    9,495    $    3,680    $    6,951    $         4,130
Unrealized depreciation          $     (446)   $   (1,664)   $     (669)   $   (9,047)   $        (1,555)
                                 -----------------------------------------------------------------------
Net unrealized appreciation
  (depreciation)                 $     (425)   $    7,831    $    3,011    $   (2,096)   $         2,575
                                 =======================================================================
Cost of securities for federal
  income tax purposes            $   24,471    $  315,366    $  100,833    $  286,862    $       318,603
                                 =======================================================================

                                 CALIFORNIA
                                 MUNICIPAL                   U.S. TREASURY
                                 MONEY        MONEY MARKET   MONEY
                                 FUND         FUND           FUND
                                 -----------------------------------------
Unrealized appreciation          $        0   $          0   $           0
Unrealized depreciation          $        0   $          0   $           0
                                 -----------------------------------------
Net unrealized appreciation
  (depreciation)                 $        0   $          0   $           0
                                 =========================================
Cost of securities for federal
  income tax purposes            $   24,343   $     61,650   $      24,170
                                 =========================================

3. SHARE TRANSACTIONS

The following is a summary of share transactions for the periods ended June 30, 2004 and December 31, 2003 (in 000's):

                                      BALANCED                EMERGING                FUND OF                 GLOBAL
                                      FUND                    GROWTH FUND             FUNDS                   GROWTH FUND
                                      --------------------    --------------------    --------------------    --------------------
                                      2004          2003      2004          2003      2004          2003      2004          2003
                                      --------------------------------------------------------------------------------------------
Sold                                       530         868       1,229       1,094       2,889       1,843       2,898       6,484
Issued in reinvestment of dividends         10          20           0           0           0           6           0           0
Redeemed                                  (280)       (576)       (552)       (312)       (437)       (184)       (961)     (4,544)
                                      --------------------------------------------------------------------------------------------
Net increase                               260         312         677         782       2,452       1,665       1,937       1,940
                                      ============================================================================================

                                      GROWTH OPPORTUNITIES    S&P 500                 STRATEGIC
                                      FUND(2)                 INDEX FUND              GROWTH FUND             VALUE FUND
                                      --------------------    --------------------    --------------------    --------------------
                                      2004          2003      2004          2003      2004          2003      2004          2003
                                      --------------------------------------------------------------------------------------------
Sold                                     2,340       3,125       5,286       6,382         747         972       1,060         636
Issued in reinvestment of dividends          0           2           0          63           0           0           0          10
Redeemed                                (1,421)     (1,911)     (1,382)     (1,479)       (721)       (912)       (290)       (284)
                                      --------------------------------------------------------------------------------------------
Net increase                               919       1,216       3,904       4,966          26          60         770         362
                                      ============================================================================================

                                      AMERICAN ENTERPRISE     CALIFORNIA MUNICIPAL    NATIONAL MUNICIPAL      STRATEGIC
                                      BOND FUND               BOND FUND               BOND FUND               INCOME FUND
                                      --------------------    --------------------    --------------------    --------------------
                                      2004         2003(1)    2004          2003      2004          2003      2004          2003
                                      --------------------------------------------------------------------------------------------
Sold                                     1,049       2,738       4,212       7,854       1,659       2,712      12,835      39,735
Issued in reinvestment of dividends         31          29         379         749         124         228         725       1,269
Redeemed                                  (535)       (738)     (4,359)     (6,053)     (1,398)     (1,894)    (12,688)    (14,370)
                                      --------------------------------------------------------------------------------------------
Net increase                               545       2,029         232       2,550         385       1,046         872      26,634
                                      ============================================================================================

                                      U.S. GOVERNMENT AND
                                      MORTGAGE SECURITIES     CALIFORNIA MUNICIPAL    MONEY MARKET            U.S. TREASURY
                                      FUND                    MONEY FUND              FUND                    MONEY FUND
                                      --------------------    --------------------    --------------------    --------------------
                                      2004         2003       2004         2003       2004         2003       2004         2003
                                      --------------------------------------------------------------------------------------------
Sold                                     3,498       8,178       6,909      15,837      65,185      82,057       3,780      11,794
Issued in reinvestment of dividends        324         997          45         130         213         331          24         111
Redeemed                                (7,413)    (21,812)     (8,025)    (26,666)    (51,254)    (53,277)    (10,016)    (27,829)
                                      --------------------------------------------------------------------------------------------
Net decrease                            (3,591)    (12,637)     (1,071)    (10,699)     14,144      29,111      (6,212)    (15,924)
                                      ============================================================================================

(1) For the period April 1, 2003 (commencement of operations) to December 31, 2003.

(2)  Name changed from Growth & Income Fund on November 12, 2003.

4. PURCHASES AND SALES OF SECURITIES

Aggregate purchase and sales of securities (excluding short-term securities) for the six months ended June 30, 2004 were as follows (in 000's):

                                                                              GROWTH
                  BALANCED       EMERGING       FUND OF        GLOBAL         OPPORTUNITIES   STRATEGIC      VALUE
                  FUND           GROWTH FUND    FUNDS          GROWTH FUND    FUND            GROWTH FUND    FUND
                  -------------------------------------------------------------------------------------------------------
Purchases         $      7,099   $     40,110   $     31,308   $     57,403   $     193,608   $     11,889   $     21,841
Sales             $      5,217   $     30,636   $      5,359   $     17,311   $     163,675   $     11,869   $     14,749

                  AMERICAN       CALIFORNIA     NATIONAL       STRATEGIC      U.S. GOVERNMENT
                  ENTERPRISE     MUNICIPAL      MUNICIPAL      INCOME         AND MORTGAGE
                  BOND FUND      BOND FUND      BOND FUND      FUND           SECURITIES FUND
                  ---------------------------------------------------------------------------
Purchases         $      9,223   $     37,447   $     12,236   $    155,625   $        26,178
Sales             $      3,994   $     21,925   $      4,473   $    157,898   $        71,993

                  CALIFORNIA
                  MUNICIPAL      MONEY         U.S. TREASURY
                  MONEY FUND     MARKET FUND   MONEY FUND
                  ------------------------------------------
Purchases         $          0   $         0   $          0
Sales             $          0   $         0   $          0

At June 30, 2004 the following Funds had capital loss carryovers approximating these amounts for federal income tax purposes (in 000's):

                                              EXPIRING DECEMBER 31,
                                              -------------------------------------------------------------------------------------
                                              2004       2005       2006       2007       2008       2009       2010       2011
Balanced Fund                                 $     --   $     --   $     --   $     --   $  1,673   $    892   $ 13,482   $     --
Emerging Growth Fund                          $     --   $     --   $     --   $    331   $  3,587   $     --   $  4,036   $     --
Fund of Funds                                 $     --   $     --   $     --   $     --   $     --   $     --   $      2   $      5
Global Growth Fund                            $     --   $     --   $     --   $     --   $     --   $  6,389   $  9,710   $  5,964
Growth Opportunities Fund                     $     --   $     --   $     --   $     --   $     --   $ 19,282   $ 25,585   $     --
S&P 500 Index Fund                            $     --   $     --   $     --   $     --   $      3   $    286   $  1,411   $    313
Strategic Growth Fund                         $     --   $     --   $     --   $     --   $     --   $ 37,498   $ 26,198   $    256
Value Fund                                    $     --   $     --   $     --   $     --   $     --   $     --   $    644   $     30
American Enterprise Bond Fund                 $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     54
National Municipal Bond Fund                  $     --   $     --   $     --   $     --   $    248   $     --   $     --   $     --
Strategic Income Fund                         $     --   $     --   $     --   $      5   $    500   $    927   $  2,953   $     --
U.S. Government and Mortgage Securities Fund  $  1,456   $    316   $     52   $    420   $  1,546   $    146   $    184   $    101
Money Market Fund                             $     --   $     --   $     --   $     --   $     --   $     --   $     --   $      1
U.S. Treasury Money Fund                      $     --   $     --   $      5   $      7   $      2   $      4   $      1   $     --

Such amounts may be used to offset capital gains realized during the subsequent periods indicated and thereby relieve these funds and their shareholders of federal tax liability with respect to the capital gains that are so offset. It is the intention of the Funds not to make distributions from capital gains while they have a capital loss carryover.

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Atlas Fund of Funds, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund and supervises the provision of similar services to the Atlas Municipal Funds by Boston Safe Advisers, Inc.; to the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, and the Atlas Strategic Income Fund by OppenheimerFunds, Inc.; to the Atlas Balanced Fund, the Atlas Strategic Growth Fund, and the Atlas American Enterprise Bond Fund by Madison Investment Advisors, Inc.; to the Atlas Emerging Growth Fund by Turner Investment Partners; and to the Atlas Value Fund as of May 17, 2004 by Hotchkis and Wiley Capital Management, LLC (together, the "Subadvisers") and to the Master Portfolio, in which the Atlas S&P 500 Index Fund invests, by Barclays Global Fund Advisors (BGFA). The Atlas S&P 500 Index Fund invests all of its assets in the Master Portfolio, a passively managed fund, which is advised by BGFA. Each Fund pays the Adviser a management fee for the investment management services, and the Adviser, in turn, pays the Subadvisers. In addition, the Atlas S&P 500 Index Fund pays directly to BGFA an annualized fee of .05% of its daily assets invested in the Master Portfolio. The management fee is based on an annual rate, equal to a percentage of each Fund's average daily net assets, and is paid monthly as follows: .50% of net assets up to $500 million and .475% of net assets over $500 million for the Money Funds; ..55% of net assets up to $500 million and .50% of net assets over $500 million for the Bond Funds other than Atlas Strategic Income Fund; .70% of net assets up to $100 million, .60% of net assets of the next $400 million and .50% of net assets over $500 million for the Stock Funds other than Atlas Emerging Growth Fund, Atlas Global Growth Fund, Atlas S&P 500 Index Fund and Atlas Value Fund; ..75% of net assets up to $100 million, .70% of net assets of the next $400 million and .65% of net assets over $500 million for the Atlas Strategic Income Fund; .80% of net assets up to $100 million, .75% of net assets of the next $400 million and .70% of net assets over $500 million for the Atlas Emerging Growth Fund, the Atlas Global Growth Fund and Atlas Value Fund; and .25% of net assets up to $500 million and .23% of net assets over $500 million for the Atlas S&P 500 Index Fund and the Atlas Fund of Funds. At June 30, 2004, the following amounts were payable by the respective Funds to Atlas Advisers, Inc. for management services rendered: Balanced Fund, $19,685; Emerging Growth Fund, $27,585; Fund of Funds, $9,007; Global Growth Fund, $124,845; Growth Opportunities Fund, $194,533; Strategic Growth Fund, $45,292; Value Fund, $13,424; California Municipal Bond Fund, $146,548; National Municipal Bond Fund, $47,399; Strategic Income Fund, $153,327; U.S. Government and Mortgage Securities Fund, $146,193; California Municipal Money Fund, $3,106; and U.S. Treasury Money Fund, $2,840.

Atlas Securities, Inc. (the "Distributor") acts as principal underwriter for shares of each Fund pursuant to a Principal Underwriting Agreement. The Distributor receives payments under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Trust may reimburse the Distributor up to a maximum of .25% per year of average daily net assets in each fund, payable on a monthly basis. At June 30, 2004, the following amounts were payable by the respective Funds to Atlas Securities, Inc. for Plan services rendered: Balanced Fund, $7,030; Emerging Growth Fund, $8,620; Global Growth Fund, $40,249; Growth Opportunities Fund $77,640; S&P 500 Index Fund, $20,547; Strategic Growth Fund, $16,176; Value Fund, $3,944; California Municipal Bond Fund, $66,613; National Municipal Bond Fund, $21,545; Strategic Income Fund, $53,296; U.S. Government and Mortgage Securities Fund, $66,451; California Municipal Money Fund, $4,996; Money Market Fund, $5,658 and U.S. Treasury Money Fund, $5,021.

The Atlas Fund of Funds invests in specific no load Atlas Funds that have varied expense and fee levels. Due to the vacillating proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Fund of Funds will vary.

Due to voluntary expense waivers in effect during the six months ended June 30, 2004, 12b-1 fees were assessed and paid to the Distributor at rates, varying by Fund, ranging from 0.00% to .25% per annum. 12b-1 fees due the Distributor were reduced in the amount of $94,655. Management fees due the Adviser were reduced by $345,571. The Adviser also absorbed $125,650 of other Fund expenses during the period.

The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corporation. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and the Distributor.

At June 30, 2004, Golden West Financial Corporation, together with the Adviser and Distributor, owned 115,723 shares in the Atlas Emerging Growth Fund, 35,246 shares in the Atlas Fund of Funds, 1,000 shares in the Atlas S&P 500 Index Fund, 400,468 shares in the Atlas Value Fund, 76,099 shares in the Atlas American Enterprise Bond Fund and 14,186,608 shares in the Atlas Money Market Fund.

6. CONCENTRATIONS OF CREDIT RISK

There are certain concentrations of credit risk, which may subject the Funds more significantly to economic changes occurring in certain industries or sectors as follows:

The California Municipal Money Fund and the California Municipal Bond Fund have concentrations in California municipal securities.

The U.S. Government and Mortgage Securities Fund has a concentration in Fannie Mae and Freddie Mac securities.

The Money Market Fund has a concentration in Fannie Mae and Freddie Mac securities.

The U.S. Treasury Money Fund has a concentration in United States Treasury obligations.

Industry and sector concentrations greater than 10% of a Fund's net assets at June 30, 2004 are as follows:

The Global Growth Fund has 16.74% in telecommunications.

The Strategic Growth Fund has 19.05% in insurance and 11.30% in software.

The Value Fund has 16.06% in insurance.

The American Enterprise Bond Fund has 17.33% in diversified financial services, 14.83% in Fannie Mae bonds and 12.41% in Freddie Mac bonds.

The California Municipal Bond Fund has 26.67% in general obligation bonds and 11.88% in lease revenue.

The National Municipal Bond Fund has 18.11% in general obligation bonds, 14.45% in education and 12.58% in utilities.

The Strategic Income Fund has 15.16% in Fannie Mae bonds.

The California Municipal Money Fund has 21.68% in housing, 17.88% in water and sewer and 16.85% in lease revenue.

7. FORWARD CONTRACTS

Open forward contracts in the Strategic Income Fund to purchase and sell foreign currencies as of June 30, 2004 were as follows:

                                                  CONTRACT                              UNREALIZED
                                                  AMOUNT                VALUATION AS    GAIN
                              SETTLEMENT DATE     (000'S)               OF 6/30/04      (LOSS)
                              -----------------------------------------------------------------------
CONTRACTS TO PURCHASE:
Argentinian Peso              08/02/04                1,360     ARS     $     457,543   $        (678)
Brazilian Real                01/18/05-01/31/05      10,855     BRL         3,249,860        (164,306)
British Pound Sterling        07/06/04-12/14/04       3,849     GBP         6,988,985          22,111
Euro Dollar                   07/15/04-09/09/04       8,770     EUR        10,693,116        (154,212)
Indian Rupee                  07/26/04               15,000     INR           325,737         (15,560)
Indonesian Rupiah             09/24/04              845,000     IDR            89,941          (6,104)
Japanese Yen                  08/16/04-04/01/05   3,088,090     JPY        28,385,876        (781,507)
Mexican Peso                  08/02/04-10/27/04      15,215     MXN         1,323,041         (24,730)
Peruvian Sol                  07/16/04                  590     PEN           170,608           1,131
Philippine Peso               07/26/04               18,000     PHP           321,256           3,516
Polish Zloty                  07/07/04                  888     PLN           240,211          16,093
Republic of Korea Won         07/26/04-09/24/04     615,000     KRW           532,678           6,374
Singapore Dollar              07/26/04                  435     SGD           253,310          (4,697)
Swiss Franc                   08/18/04                4,015     CHF         3,215,920         109,032
Taiwan Dollar                 07/26/04-09/24/04      20,525     TWD           611,409         (13,377)
                                                                        -------------   -------------
                                                                        $  56,859,491      (1,006,914)
                                                                        =============   -------------

CONTRACTS TO SELL:
Brazilian Real                01/18/05-01/31/05       8,710     BRL     $   2,607,829   $      58,941
British Pound Sterling        07/06/04-12/14/04       2,994     GBP         5,414,645         (10,365)
Canadian Dollar               08/23/04                   85     CAD            63,600            (387)
Colombian Peso                09/15/04              565,000     COP           209,974          (7,465)
Euro Dollar                   07/07/04-09/24/04      20,237     EUR        24,664,624        (114,136)
Hungarian Forint              08/13/04              123,000     HUF           597,786         (42,782)
Japanese Yen                  08/16/04-04/01/05   1,631,850     JPY        15,000,073         141,710
Mexican Peso                  08/02/04-10/27/04      14,905     MXN         1,296,086          20,222
Peruvian Sol                  07/16/04                  590     PEN           170,608          (1,931)
Philippine Peso               07/14/04               31,245     PHP           557,648            (597)
Polish Zloty                  09/08/04                6,765     PLN         1,816,676         (70,193)
                                                                        -------------   -------------
                                                                        $  52,399,549         (26,983)
                                                                        =============   -------------
Net unrealized loss                                                                     $  (1,033,897)
                                                                                        =============

8. FUTURES CONTRACTS

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker, must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments in Securities and Net Assets. The Statements of Assets and Liabilities reflect a receivable or payable for the daily mark to market variation margin.

Futures contracts (and related options) involve risks to which the Bond and Stock Funds would otherwise not be subject. Inherent risks include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of June 30, 2004, the Atlas Strategic Income Fund had outstanding futures contracts to purchase and sell debt securities as follows:

                                 EXPIRATION     FUTURES                       UNREALIZED
                                 DATE           CONTRACTS      VALUATION      DEPRECIATION
                                 ---------------------------------------------------------
CONTRACTS TO PURCHASE:
FTSE 100 Index                   09/04               1         $     81,334   $       (767)
Nasdaq 100 Index                 09/04               6              912,600         18,487
U.S. Long Bonds                  09/04              63            6,701,625         81,451
                                                                              ------------
                                                                                    99,171
                                                                              ------------

CONTRACTS TO SELL:
Euro-Bundesobligation            09/04               6              828,156         (5,142)
Japan Government Bonds, 10 Yr.   09/04               3            3,725,013        (23,709)
MIB 30 Index                     09/04               3              518,357         (4,003)
S&P 500 Index                    09/04               3              855,300         (5,711)
S&P 500 E-Mini Index             09/04               7              399,140         (5,259)
United Kingdom Long Gilt         09/04               1              192,502         (1,097)
U.S. Treasury Notes, 2 Yr.       09/04             102           21,475,781        (28,339)
U.S. Treasury Notes, 5 Yr.       09/04              55            5,977,813        (46,300)
U.S. Treasury Notes, 10 Yr.      09/04               2              218,656         (1,760)
                                                                              ------------
                                                                                  (121,320)
                                                                              ------------
Net unrealized loss                                                           $    (22,149)
                                                                              ============

9. OPTIONS TRANSACTIONS

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

A Fund may sell covered put options and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

A Fund may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is canceled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations.

The risk in writing a call option is that the Fund foregoes the opportunity for profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Strategic Income Fund for the six months ended June 30, 2004 were as follows:

                                           CALL OPTIONS                       PUT OPTIONS
                                           ---------------------------------------------------------------
                                           NUMBER OF                          NUMBER OF
                                           OPTIONS/           AMOUNT OF       OPTIONS/        AMOUNT OF
                                           SWAPTIONS          PREMIUMS        SWAPTIONS       PREMIUMS
                                           ---------------------------------------------------------------
Options outstanding at December 31, 2003      3,960,000       $     51,645     270,890,000    $     58,318
Options written                               3,485,000             41,118     295,000,000          41,191
Options closed or expired                             0                  0    (565,890,000)        (99,509)
Options exercised                            (3,960,000)           (51,645)              0               0
                                           ------------       ------------    ------------    ------------
Options outstanding at June 30, 2004          3,485,000(1)    $     41,118               0    $          0
                                           ============       ============    ============    ============

(1)  Includes 3,485,000 GBP notional amount of swaption contracts.

10. ILLIQUID AND RESTRICTED SECURITIES

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. At June 30, 2004, the value of illiquid securities and the resulting percentage of net assets amounted to $272,925 or 0.14% in Global Growth Fund and $7,409,272 or 2.85% in the Atlas Strategic Income Fund. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

11. SWAP AGREEMENTS

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss in the accompanying financial statements. Payments received or made at the end of the measurement period are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of June 30, 2004, the Strategic Income Fund had the following open swap agreements:

                                                                                                                   NET UNREALIZED
NOTIONAL          EXPIRATION                                                                                       APPRECIATION
AMOUNT            DATE         DESCRIPTION                                                                         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
260,000 USD         10/10/13   Agreement with Deutsche Bank AG dated 10/9/03 to pay 5.50% per year times the       $         4,924
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Turkey, 11.875% due 1/15/30.
100,000 USD          5/20/07   Agreement with Deutsche Bank AG dated 4/30/04 to receive 6 Month LIBOR+6.00% per              2,650
                               year times the notional amount. The Fund pays out 10,000,000 USD upon a default of Federative Republic of Brazil, 12.25% due 3/6/30.
1,910,000 USD        5/20/07   Agreement with Deutsche Bank AG dated 4/30/04 to receive 6 Month LIBOR+7.20% per             45,624
                               year times the notional amount. The Fund pays out 10,000,000 USD upon a default of Federative Republic of Brazil, 12.25% due 3/6/30.
305,000 USD          4/20/07   Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month                             (1,374)
                               USD-LIBOR-BBA+3.75% per year times the notional amount. The Fund pays out
                               10,000,000 USD upon a default of OAO Gazprom, Term Loan due 4/16/09.
305,000 USD         10/20/07   Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month                               (605)
                               USD-LIBOR-BBA+4.00% per year times the notional amount. The Fund pays out
                               10,000,000 USD upon a default of OAO Gazprom, Term Loan due 4/16/09.
665,000 USD           5/7/06   Agreement with Deutsche Bank AG dated 5/6/04 to pay 3.95% per year times the                 (6,171)
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Turkey, 11.875% due 1/15/30.
310,000 USD           5/7/09   Agreement with Deutsche Bank AG dated 5/6/04 to receive 5.40% per year times the              2,808
                               notional amount. The Fund pays out 10,000,000 USD upon a default of Republic of
                               Turkey, 11.875% due 1/15/30.
310,000 USD          6/20/09   Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.61% per year times the                   388
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Samsung Electronics Co., 5.00% due 2/1/04.
310,000 USD          6/20/09   Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.62% per year times the                   389
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Korea Deposit Insurance, 2.50% due 12/11/05.
310,000 USD          6/20/09   Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.63% per year times the                   391
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Export-Import Bank of Korea, 4.25% due 11/6/08.
310,000 USD          6/20/09   Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.63% per year times the                   391
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Korea Development Bank, 4.25% due 11/13/07.
310,000 USD          6/20/09   Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.64% per year times the                   392
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Korea Electric Power, 4.25% due 9/12/07.
1,550,000 USD        6/20/09   Agreement with Deutsche Bank AG dated 6/16/04 to receive 3 Month LIBOR+0.58% per              3,165
                               year times the notional amount. The Fund pays out 10,000,000 USD upon a default of Republic of Korea, 4.25% due 6/1/13.
285,000 USD          7/25/13   Agreement with Deutsche Bank AG dated 7/24/03 to pay 4.80% per year times the                 7,192
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Phillipines, 10.625% due 3/16/25.
510,000 USD          9/20/13   Agreement with Deutsche Bank AG dated 9/4/03 to pay 2.08% per year times the                    (49)
                               notional amount. The Fud receives payment of 10,000,000 USD upon a default of
                               United Mexican States, 11.375% due 9/15/16.
640,000 USD           9/5/13   Agreement with Deutsche Bank AG dated 9/4/03 to pay 2.97% per year times the                  8,050
                               notional amount. The Fud receives payment of 10,000,000 USD upon a default of
                               Russian Federation, 5.00% due 3/31/30.
500,000 USD          9/10/13   Agreement with Deutsche Bank AG dated 9/9/03 to pay 2.92% per year times the                  7,666
                               notional amount. The Fud receives payment of 10,000,000 USD upon a default of
                               Russian Federation, 5.00% due 3/31/30.
320,000 USD          10/9/13   Agreement with JP Morgan dated 10/8/03 to pay 2.40% per year times the notional              11,348
                               amount. The Fund receives payment of 10,000,000 USD upon a default of Russian
                               Federation, 2.50% due 3/31/30.
75,000 USD            6/6/06   Agreement with JP Morgan dated 3/8/02 to pay 2.0% per year times the notional                (1,043)
                               amount. The Fund receives payment of 1,000,000 USD upon a default of Kingdom of
                               Jordan, 6.00% due 12/23/23.

                                                                                                                   NET UNREALIZED
NOTIONAL          EXPIRATION                                                                                       APPRECIATION
AMOUNT            DATE         DESCRIPTION                                                                         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
155,000 USD          6/20/09   Agreement with JP Morgan dated 5/7/04 to pay 0.77% per year times the notional      $        (1,561)
                               amount. The Fund receives payment of 10,000,000 USD upon a default of Korean
                               Deposit Insurance Corp., 2.50% due 12/11/05.
155,000 USD          6/20/09   Agreement with JP Morgan dated 5/7/04 to pay 0.77% per year times the notional               (1,534)
                               amount. The Fund receives payment of 10,000,000 USD upon a default of Samsung
                               Electronics Co., Ltd., FRN due 7/26/04.
155,000 USD          6/20/09   Agreement with JP Morgan dated 5/7/04 to pay 0.79% per year times the notional               (1,638)
                               amount. The Fund receives payment of 10,000,000 USD upon a default of The
                               Export-Import Bank of Korea, 4.25% due 11/6/08.
155,000 USD          6/20/09   Agreement with JP Morgan dated 5/7/04 to pay 0.79% per year times the notional               (1,527)
                               amount. The Fund receives payment of 10,000,000 USD upon a default of The Korea
                               Development Bank, 5.75% due 9/10/13.
155,000 USD          6/20/09   Agreement with JP Morgan dated 5/7/04 to pay 0.81% per year times the notional               (1,527)
                               amount. The Fund receives payment of 10,000,000 USD upon a default of Korea
                               Electric Power Corp., 4.25% due 9/12/07.
810,000 USD          12/2/13   Agreement with Morgan Stanley dated 12/1/03 to pay 0.55% per year times the                 (15,776)
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Hungary, 4.50% due 2/6/13.
530,000 USD          2/20/14   Agreement with Morgan Stanley dated 2/17/04 to pay 7.90% per year times the                 (20,856)
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Bolivarian Republic of Venezuala, 9.25% due 9/15/27.
180,000 USD          6/20/09   Agreement with Morgan Stanley dated 4/28/04 to pay 4.90% per year times the                   1,513
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Philippines, 10.625% due 3/16/25.
180,000 USD          6/20/09   Agreement with Morgan Stanley dated 4/29/04 to pay 5.05% per year times the                     449
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Philippines, 10.625% due 3/16/25.
90,000 USD           6/20/09   Agreement with Morgan Stanley dated 4/30/04 to pay 4.95% per year times the                     575
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Philippines, 10.625% due 3/16/25.
665,000 USD           5/8/06   Agreement with Morgan Stanley dated 5/7/04 to pay 4.25% per year times the                   (9,499)
                               notional amount. The Fund receives payment of 10,000,000 USD upon a default of
                               Republic of Turkey, 11.875% due 1/15/30.
310,000 USD           5/8/09   Agreement with Morgan Stanley dated 5/7/04 to receive 5.70% per year times the                9,098
                               notional amount. The Fund pays out 10,000,000 USD upon a default of Republic of
                               Turkey, 11.875% due 1/15/30.
400,000 USD          6/23/09   Agreement with Morgan Stanley dated 6/22/04 to pay 5.45% per year times the                    (825)
                               notional amount. The Fund receives payment of 10,000,000 USD upon default of
                               Republic of Turkey, 11.875% due 1/15/30.
1,195,000 USD        6/20/14   Agreement with UBS AG dated 5/21/04 to pay 3.10% per year times the notional                     (9)
                               amount. The Fund receives payment of 10,000,000 USD upon a default of Gazprom
                               OAO.
780,000 USD           5/7/06   Agreement with UBS AG dated 5/6/04 to pay 3.52% per year times the notional                  10,257
                               amount. The Fund receives payment of 10,000,000 USD upon a default of Repubic of
                               Turkey, 11.875% due 1/15/30.
760,000 USD           7/5/06   Agreement with UBS AG dated 6/9/04 to pay 7.35% per year times the notional                   1,916
                               amount. The Fund receives payment of 10,000,000 USD upon a default of Bolivarian
                               Republic of Venezuela, 9.25% due 9/15/27.

INTEREST RATE SWAPS
36,475,000 IDR       1/15/09   Agreement with Deutsche Bank AG dated 1/13/04 to receive the notional amount                      7
                               multiplied by the INR-MIBOR-OIS-COMPOUND and to pay the notional amount multiplied by 4.88%.
1,025,000 USD         3/4/08   Agreement with Deutsche Bank AG dated 2/28/03 to receive the notional amount                 32,331
                               multiplied by the 3 month Floating Rate USD-LIBOR-BBA and to pay the notional amount multiplied by 3.1025%.
4,000,000 USD        5/12/14   Agreement with Deutsche Bank AG dated 5/10/04 to receive the notional amount                (22,336)
                               multiplied by 5.32% and to pay the notional amount multiplied by the 3 Month
                               Floating Rate USD-LIBOR-BBA.
1,955,000 USD        3/10/08   Agreement with JP Morgan dated 3/6/03 to receive the notional amount multiplied              65,206
                               by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.052%.
725,000 USD          4/30/14   Agreement with JP Morgan dated 4/28/04 to receive the notional amount multiplied             (5,282)
                               by 4.94% and to pay the notional amount multiplied by the 3 Month Floating Rate
                               USD-LIBOR-BBA.
19,000,000 USD        5/6/09   Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied            (112,292)
                               by 4.0725% and to pay the notional amount multiplied by the 3 Month Floating Rate
                               USD-LIBOR-BBA.
11,000,000 USD        5/6/14   Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied             (78,323)
                               by 4.985% and to pay the notional amount mulitplied by the 3 Month Floating Rate
                               USD-LIBOR-BBA.
99,000,000 HUF       7/14/08   Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied            (45,676)
                               by 7.00% and to pay the notional amount multiplied by the 6 month Floating Rate
                               HUF-BUBOR-REUTERS.
355,000 EUR          7/14/08   Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied              6,988
                               by the 6 month Floating Rate EUR-EURIBOR-TELERATE and to pay the notional amount multiplied by 3.135%.
3,200,000 USD       11/10/05   Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount                   21,302
                               multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.
5,800,000 USD       11/10/05   Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount                   38,610
                               multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.
8,200,000 USD        5/13/09   Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount                   42,750
                               multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.82%.
TOTAL RETURN SWAP
940,000 USD          9/30/04   Agreement with Morgan Stanley dated 6/23/04 to receive the notional amount                      (79)
                               multiplied by the return on the Lehman Brothers Investment Grade CMBS Index and
                               to pay the notional amount multiplied by the 1 Month Floating Rate
                               USD-LIBOR-0.55%.
                                                                                                                   ---------------
                                                                                                                   $        (1,602)
                                                                                                                   ===============

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES                       (unaudited)

The Atlas Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities ("portfolio proxies") held by a Fund. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-933-2852, (ii) on the Funds' website at www.atlasfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Funds will be required to file new Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Funds' Form N-PX filing will be available (i) without charge, upon request, by calling the Funds toll-free at 1-800-933-2852, and (ii) on the SEC's website at www.sec.gov.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                June 30, 2004 (unaudited)

SECURITY                                                   SHARES               VALUE
--------------------------------------------------   ------------------   ------------------
COMMON STOCKS - 97.73%

 Advertising - 0.18%
  Interpublic Group of Companies Inc. (1)                        84,864   $        1,165,183
  Omnicom Group Inc.                                             38,895            2,951,742
                                                                          ------------------
                                                                                   4,116,925
                                                                          ------------------
 Aerospace & Defense - 1.64%
  Boeing Co. (The)                                              172,210            8,798,209
  General Dynamics Corp.                                         40,583            4,029,892
  Goodrich (B.F.) Co.                                            24,080              778,506
  Lockheed Martin Corp.                                          92,158            4,799,589
  Northrop Grumman Corp.                                         73,912            3,969,074
  Raytheon Co.                                                   91,203            3,262,331
  Rockwell Collins Inc.                                          36,245            1,207,683
  United Technologies Corp.                                     105,327            9,635,314
                                                                          ------------------
                                                                                  36,480,598
                                                                          ------------------
 Agriculture - 1.14%
  Altria Group Inc.                                             419,071           20,974,504
  Monsanto Co.                                                   53,875            2,074,187
  R.J. Reynolds Tobacco Holdings Inc.                            17,327            1,171,132
  UST Inc.                                                       33,945            1,222,020
                                                                          ------------------
                                                                                  25,441,843
                                                                          ------------------
 Airlines - 0.13%
  Delta Air Lines Inc. (1)                                       25,289              180,058
  Southwest Airlines Co.                                        161,133            2,702,200
                                                                          ------------------
                                                                                   2,882,258
                                                                          ------------------
 Apparel - 0.33%
  Jones Apparel Group Inc.                                       25,855            1,020,755
  Liz Claiborne Inc.                                             22,344              803,937
  Nike Inc. Class B                                              53,722            4,069,441
  Reebok International Ltd.                                      12,049              433,523
  VF Corp.                                                       22,125            1,077,487
                                                                          ------------------
                                                                                   7,405,143
                                                                          ------------------
 Auto Manufacturers - 0.62%
  Ford Motor Company                                            374,806            5,865,714
  General Motors Corp.                                          115,202            5,367,261
  Navistar International Corp. (1)                               14,066              545,198
  PACCAR Inc.                                                    35,825            2,077,463
                                                                          ------------------
                                                                                  13,855,636
                                                                          ------------------
 Auto Parts & Equipment - 0.22%
  Cooper Tire & Rubber Co.                                       15,125              347,875
  Dana Corp.                                                     30,434              596,506
  Delphi Corp.                                                  114,714            1,225,146
  Goodyear Tire & Rubber Co. (The) (1)                           35,918              326,495
  Johnson Controls Inc.                                          38,640            2,062,603
  Visteon Corp.                                                  26,782              312,546
                                                                          ------------------
                                                                                   4,871,171
                                                                          ------------------
 Banks - 6.64%
  AmSouth Bancorp                                                71,872            1,830,580
  Bank of America Corp.                                         417,114           35,296,187
  Bank of New York Co. Inc. (The)                               158,348            4,668,099
  Bank One Corp.                                                229,151           11,686,701
  BB&T Corp.                                                    114,405            4,229,553
  Charter One Financial Inc.                                     45,578            2,014,092
  Comerica Inc.                                                  35,770            1,963,058
  Fifth Third Bancorp                                           115,478            6,210,407
  First Horizon National Corp.                                   25,687            1,167,988
  Huntington Bancshares Inc.                                     46,853   $        1,072,934
  KeyCorp                                                        84,617            2,529,202
  M&T Bank Corp.                                                 24,463            2,135,620
  Marshall & Ilsley Corp.                                        45,970            1,796,967
  Mellon Financial Corp.                                         87,534            2,567,372
  National City Corp.                                           138,499            4,848,850
  North Fork Bancorp Inc.                                        35,055            1,333,843
  Northern Trust Corp.                                           45,103            1,906,955
  PNC Financial Services Group                                   57,451            3,049,499
  Regions Financial Corp.                                        45,282            1,655,057
  SouthTrust Corp.                                               67,924            2,636,130
  State Street Corp.                                             68,414            3,355,023
  SunTrust Banks Inc.                                            57,631            3,745,439
  Synovus Financial Corp.                                        61,764            1,563,864
  U.S. Bancorp                                                  388,293           10,701,355
  Union Planters Corp.                                           38,605            1,150,815
  Wachovia Corp.                                                269,277           11,982,826
  Wells Fargo & Co.                                             345,411           19,767,872
  Zions Bancorporation                                           18,398            1,130,557
                                                                          ------------------
                                                                                 147,996,845
                                                                          ------------------
 Beverages - 2.65%
  Anheuser-Busch Companies Inc.                                 164,830            8,900,820
  Brown-Forman Corp. Class B                                     24,845            1,199,268
  Coca-Cola Co. (The)                                           498,426           25,160,544
  Coca-Cola Enterprises Inc.                                     95,703            2,774,430
  Coors (Adolf) Co. Class B                                       7,455              539,295
  Pepsi Bottling Group Inc.                                      53,378            1,630,164
  PepsiCo Inc.                                                  349,412           18,826,319
                                                                          ------------------
                                                                                  59,030,840
                                                                          ------------------
 Biotechnology - 1.09%
  Amgen Inc. (1)                                                260,401           14,210,083
  Biogen Idec Inc. (1)                                           69,275            4,381,644
  Chiron Corp. (1)                                               38,421            1,715,113
  Genzyme Corp. (1)                                              46,052            2,179,641
  MedImmune Inc. (1)                                             50,678            1,185,865
  Millipore Corp. (1)                                             9,995              563,418
                                                                          ------------------
                                                                                  24,235,764
                                                                          ------------------
 Building Materials - 0.25%
  American Standard Companies Inc. (1)                           44,514            1,794,359
  Masco Corp.                                                    90,303            2,815,648
  Vulcan Materials Co.                                           20,822              990,086
                                                                          ------------------
                                                                                   5,600,093
                                                                          ------------------
 Chemicals - 1.50%
  Air Products & Chemicals Inc.                                  46,517            2,439,817
  Ashland Inc.                                                   14,049              741,928
  Dow Chemical Co. (The)                                        191,118            7,778,503
  Du Pont (E.I.) de Nemours and Co.                             204,250            9,072,785
  Eastman Chemical Co.                                           15,842              732,376
  Ecolab Inc.                                                    52,747            1,672,080
  Engelhard Corp.                                                25,674              829,527
  Great Lakes Chemical Corp.                                     10,365              280,477
  Hercules Inc. (1)                                              22,719              276,945
  International Flavors & Fragrances Inc.                        19,167              716,846
  PPG Industries Inc.                                            34,791            2,174,090
  Praxair Inc.                                                   66,559            2,656,370
  Rohm & Haas Co.                                                45,584            1,895,383
  Sherwin-Williams Co. (The)                                     29,655            1,232,165
  Sigma-Aldrich Corp.                                            14,196              846,224
                                                                          ------------------
                                                                                  33,345,516
                                                                          ------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SECURITY                                                   SHARES               VALUE
--------------------------------------------------   ------------------   ------------------
 Commercial Services - 0.93%
  Apollo Group Inc. Class A (1)                                  36,098   $        3,187,092
  Block (H & R) Inc.                                             36,233            1,727,589
  Cendant Corp.                                                 208,066            5,093,456
  Convergys Corp. (1)                                            29,271              450,773
  Deluxe Corp.                                                   10,352              450,312
  Donnelley (R.R.) & Sons Co.                                    44,059            1,454,828
  Equifax Inc.                                                   28,477              704,806
  McKesson Corp.                                                 59,646            2,047,647
  Moody's Corp.                                                  30,456            1,969,285
  Paychex Inc.                                                   77,177            2,614,757
  Robert Half International Inc.                                 35,058            1,043,677
                                                                          ------------------
                                                                                  20,744,222
                                                                          ------------------
 Computers - 3.87%
  Affiliated Computer Services Inc.
  Class A (1)                                                    27,812            1,472,367
  Apple Computer Inc. (1)                                        77,351            2,517,002
  Computer Sciences Corp. (1)                                    38,349            1,780,544
  Dell Inc. (1)                                                 516,465           18,499,776
  Electronic Data Systems Corp.                                  98,339            1,883,192
  EMC Corp. (1)                                                 498,668            5,684,815
  Gateway Inc. (1)                                               73,745              331,852
  Hewlett-Packard Co.                                           624,176           13,170,114
  International Business Machines Corp.                         344,833           30,397,029
  Lexmark International Inc. (1)                                 26,443            2,552,543
  NCR Corp. (1)                                                  19,360              960,062
  Network Appliance Inc. (1)                                     70,619            1,520,427
  Sun Microsystems Inc. (1)                                     677,274            2,939,369
  SunGard Data Systems Inc. (1)                                  58,802            1,528,852
  Unisys Corp. (1)                                               67,654              939,038
                                                                          ------------------
                                                                                  86,176,982
                                                                          ------------------
 Cosmetics & Personal Care - 2.51%
  Alberto-Culver Co.                                             18,259              915,506
  Avon Products Inc.                                             96,814            4,466,998
  Colgate-Palmolive Co.                                         109,161            6,380,460
  Gillette Co. (The)                                            205,670            8,720,408
  Kimberly-Clark Corp.                                          102,829            6,774,375
  Procter & Gamble Co.                                          525,977           28,634,188
                                                                          ------------------
                                                                                  55,891,935
                                                                          ------------------
 Distribution & Wholesale - 0.11%
  Genuine Parts Co.                                              35,617            1,413,283
  Grainger (W.W.) Inc.                                           18,676            1,073,870
                                                                          ------------------
                                                                                   2,487,153
                                                                          ------------------
 Diversified Financial Services - 7.52%
  American Express Co.                                          261,695           13,445,889
  Bear Stearns Companies Inc. (The)                              21,225            1,789,480
  Capital One Financial Corp.                                    48,859            3,340,978
  Citigroup Inc.                                              1,057,128           49,156,452
  Countrywide Financial Corp.                                    56,956            4,001,159
  E*TRADE Financial Corp. (1)                                    74,853              834,611
  Federal Home Loan Mortgage
  Corporation                                                   141,083            8,930,554
  Federal National Mortgage Association                         198,450           14,161,392
  Federated Investors Inc. Class B                               22,236              674,640
  Franklin Resources Inc.                                        51,369            2,572,560
  Goldman Sachs Group Inc. (The)                                 98,727            9,296,134
  Janus Capital Group Inc.                                       49,279              812,611
  JP Morgan Chase & Co.                                         425,469   $       16,495,433
  Lehman Brothers Holdings Inc.                                  56,539            4,254,560
  MBNA Corp.                                                    261,550            6,745,375
  Merrill Lynch & Co. Inc.                                      196,878           10,627,474
  Morgan Stanley                                                224,525           11,848,184
  Providian Financial Corp. (1)                                  59,414              871,603
  Schwab (Charles) Corp. (The)                                  277,680            2,668,505
  SLM Corp.                                                      90,299            3,652,595
  T. Rowe Price Group Inc.                                       25,664            1,293,466
                                                                          ------------------
                                                                                 167,473,655
                                                                          ------------------
 Electric - 2.42%
  AES Corp. (The) (1)                                           129,069            1,281,655
  Allegheny Energy Inc. (1)                                      26,010              400,814
  Ameren Corp.                                                   37,144            1,595,706
  American Electric Power Co. Inc.                               80,865            2,587,680
  Calpine Corp. (1)                                              84,524              365,144
  CenterPoint Energy Inc.                                        62,675              720,762
  Cinergy Corp.                                                  36,446            1,384,948
  CMS Energy Corp. (1)                                           32,960              300,925
  Consolidated Edison Inc.                                       49,099            1,952,176
  Constellation Energy Group Inc.                                34,246            1,297,923
  Dominion Resources Inc.                                        66,580            4,199,866
  DTE Energy Co.                                                 35,177            1,426,076
  Duke Energy Corp.                                             186,473            3,783,537
  Edison International                                           66,703            1,705,596
  Entergy Corp.                                                  46,833            2,623,116
  Exelon Corp.                                                  134,790            4,487,159
  FirstEnergy Corp.                                              67,513            2,525,661
  FPL Group Inc.                                                 37,652            2,407,845
  NiSource Inc.                                                  53,736            1,108,036
  PG&E Corp. (1)                                                 85,178            2,379,873
  Pinnacle West Capital Corp.                                    18,689              754,849
  PPL Corp.                                                      36,295            1,665,940
  Progress Energy Inc.                                           50,161            2,209,592
  Public Service Enterprise Group Inc.                           48,137            1,926,924
  Southern Company                                              150,383            4,383,664
  TECO Energy Inc.                                               38,460              461,135
  TXU Corp.                                                      66,292            2,685,489
  Xcel Energy Inc.                                               81,651            1,364,388
                                                                          ------------------
                                                                                  53,986,479
                                                                          ------------------
 Electrical Components & Equipment - 0.35%
  American Power Conversion Corp.                                40,636              798,497
  Emerson Electric Co.                                           86,143            5,474,388
  Molex Inc.                                                     38,966            1,250,029
  Power-One Inc. (1)                                             17,065              187,374
                                                                          ------------------
                                                                                   7,710,288
                                                                          ------------------
 Electronics - 0.58%
  Agilent Technologies Inc. (1)                                  97,996            2,869,323
  Applera Corp. - Applied Biosystems
  Group                                                          42,215              918,176
  Jabil Circuit Inc. (1)                                         40,881            1,029,384
  Parker Hannifin Corp.                                          24,275            1,443,391
  PerkinElmer Inc.                                               25,979              520,619
  Sanmina-SCI Corp. (1)                                         105,885              963,553
  Solectron Corp. (1)                                           196,198            1,269,401
  Symbol Technologies Inc.                                       47,210              695,875

SECURITY                                                   SHARES               VALUE
--------------------------------------------------   ------------------   ------------------
  Tektronix Inc.                                                 17,300   $          588,546
  Thermo Electron Corp. (1)                                      33,345            1,025,025
  Thomas & Betts Corp.                                           11,977              326,134
  Waters Corp. (1)                                               24,861            1,187,859
                                                                          ------------------
                                                                                  12,837,286
                                                                          ------------------
 Engineering & Construction - 0.04%
  Fluor Corp.                                                    16,800              800,856
                                                                          ------------------
                                                                                     800,856
                                                                          ------------------
 Entertainment - 0.12%
  International Game Technology Inc.                             70,867            2,735,466
                                                                          ------------------
                                                                                   2,735,466
                                                                          ------------------
 Environmental Control - 0.20%
  Allied Waste Industries Inc. (1)                               65,534              863,738
  Waste Management Inc.                                         118,724            3,638,891
                                                                          ------------------
                                                                                   4,502,629
                                                                          ------------------
 Food - 1.81%
  Albertson's Inc.                                               75,101            1,993,181
  Archer-Daniels-Midland Co.                                    132,389            2,221,487
  Campbell Soup Co.                                              83,994            2,257,759
  ConAgra Foods Inc.                                            108,821            2,946,873
  General Mills Inc.                                             77,026            3,661,046
  Heinz (H.J.) Co.                                               72,033            2,823,694
  Hershey Foods Corp.                                            53,274            2,464,988
  Kellogg Co.                                                    83,964            3,513,893
  Kroger Co. (1)                                                152,533            2,776,101
  McCormick & Co. Inc.                                           28,407              965,838
  Safeway Inc. (1)                                               90,548            2,294,486
  Sara Lee Corp.                                                161,770            3,719,092
  SUPERVALU Inc.                                                 27,457              840,459
  Sysco Corp.                                                   131,307            4,709,982
  Winn-Dixie Stores Inc.                                         29,013              208,894
  Wrigley (William Jr.) Co.                                      46,005            2,900,615
                                                                          ------------------
                                                                                  40,298,388
                                                                          ------------------
 Forest Products & Paper - 0.62%
  Boise Cascade Corp.                                            17,697              666,115
  Georgia-Pacific Corp.                                          52,026            1,923,921
  International Paper Co.                                        98,993            4,424,987
  Louisiana-Pacific Corp.                                        21,687              512,898
  MeadWestvaco Corp.                                             41,065            1,206,900
  Plum Creek Timber Co. Inc.                                     37,454            1,220,251
  Temple-Inland Inc.                                             11,113              769,575
  Weyerhaeuser Co.                                               49,114            3,100,076
                                                                          ------------------
                                                                                  13,824,723
                                                                          ------------------
 Gas - 0.15%
  KeySpan Corp.                                                  32,555            1,194,769
  Nicor Inc.                                                      9,020              306,409
  Peoples Energy Corp.                                            7,539              317,769
  Sempra Energy                                                  46,641            1,605,850
                                                                          ------------------
                                                                                   3,424,797
                                                                          ------------------
 Hand & Machine Tools - 0.10%
  Black & Decker Corp.                                           15,912              988,613
  Snap-On Inc.                                                   11,933              400,352
  Stanley Works (The)                                            16,597              756,491
                                                                          ------------------
                                                                                   2,145,456
                                                                          ------------------
 Health Care-Products - 3.57%
  Bard (C.R.) Inc.                                               21,236   $        1,203,019
  Bausch & Lomb Inc.                                             10,736              698,592
  Baxter International Inc.                                     124,924            4,311,127
  Becton, Dickinson & Co.                                        51,974            2,692,253
  Biomet Inc.                                                    52,332            2,325,634
  Boston Scientific Corp. (1)                                   170,458            7,295,602
  Guidant Corp.                                                  63,929            3,572,353
  Johnson & Johnson                                             607,353           33,829,562
  Medtronic Inc.                                                248,116           12,088,212
  St. Jude Medical Inc. (1)                                      35,868            2,713,414
  Stryker Corp.                                                  81,666            4,491,630
  Zimmer Holdings Inc. (1)                                       49,760            4,388,832
                                                                          ------------------
                                                                                  79,610,230
                                                                          ------------------
 Health Care-Services - 1.17%
  Aetna Inc.                                                     31,235            2,654,975
  Anthem Inc. (1)                                                28,304            2,534,906
  HCA Inc.                                                       99,826            4,151,763
  Health Management Associates Inc.
  Class A                                                        49,108            1,101,001
  Humana Inc. (1)                                                32,971              557,210
  Manor Care Inc.                                                18,242              596,149
  Quest Diagnostics Inc.                                         21,281            1,807,821
  Tenet Healthcare Corp. (1)                                     95,155            1,276,029
  UnitedHealth Group Inc.                                       126,251            7,859,125
  WellPoint Health Networks Inc. (1)                             31,722            3,553,181
                                                                          ------------------
                                                                                  26,092,160
                                                                          ------------------
 Home Builders - 0.14%
  Centex Corp.                                                   25,449            1,164,292
  KB Home                                                         9,492              651,436
  Pulte Homes Inc.                                               25,693            1,336,807
                                                                          ------------------
                                                                                   3,152,535
                                                                          ------------------
 Home Furnishings - 0.11%
  Leggett & Platt Inc.                                           39,281            1,049,196
  Maytag Corp.                                                   16,086              394,268
  Whirlpool Corp.                                                14,256              977,962
                                                                          ------------------
                                                                                   2,421,426
                                                                          ------------------
 Household Products & Wares - 0.27%
  Avery Dennison Corp.                                           22,616            1,447,650
  Clorox Co.                                                     43,199            2,323,242
  Fortune Brands Inc.                                            29,857            2,252,114
                                                                          ------------------
                                                                                   6,023,006
                                                                          ------------------
 Housewares - 0.06%
  Newell Rubbermaid Inc.                                         56,179            1,320,207
                                                                          ------------------
                                                                                   1,320,207
                                                                          ------------------
 Insurance - 4.78%
  ACE Ltd.                                                       57,617            2,436,047
  AFLAC Inc.                                                    104,518            4,265,380
  Allstate Corp. (The)                                          144,017            6,703,991
  Ambac Financial Group Inc.                                     21,999            1,615,607
  American International Group Inc.                             533,581           38,033,654
  AON Corp.                                                      64,190            1,827,489
  Chubb Corp.                                                    38,621            2,633,180
  CIGNA Corp.                                                    28,763            1,979,182
  Cincinnati Financial Corp.                                     34,487            1,500,874
  Hartford Financial Services Group Inc.                         59,533            4,092,298

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SECURITY                                                   SHARES               VALUE
--------------------------------------------------   ------------------   ------------------
  Jefferson-Pilot Corp.                                          28,879   $        1,467,053
  Lincoln National Corp.                                         36,438            1,721,696
  Loews Corp.                                                    37,966            2,276,441
  Marsh & McLennan Cos. Inc.                                    107,488            4,877,805
  MBIA Inc.                                                      29,507            1,685,440
  MetLife Inc.                                                  155,148            5,562,056
  MGIC Investment Corp.                                          20,149            1,528,503
  Principal Financial Group Inc.                                 65,876            2,291,167
  Progressive Corp. (The)                                        44,317            3,780,240
  Prudential Financial Inc.                                     108,025            5,019,922
  SAFECO Corp.                                                   28,369            1,248,236
  St. Paul Travelers Companies Inc.                             136,116            5,518,143
  Torchmark Corp.                                                23,039            1,239,498
  UNUMProvident Corp.                                            60,617              963,810
  XL Capital Ltd. Class A                                        28,097            2,120,200
                                                                          ------------------
                                                                                 106,387,912
                                                                          ------------------
 Internet - 1.15%
  eBay Inc. (1)                                                 134,274           12,346,494
  Monster Worldwide Inc. (1)                                     23,501              604,446
  Symantec Corp. (1)                                             63,313            2,771,843
  Yahoo! Inc. (1)                                               275,000            9,990,750
                                                                          ------------------
                                                                                  25,713,533
                                                                          ------------------
 Iron & Steel - 0.10%
  Allegheny Technologies Inc.                                    16,526              298,294
  Nucor Corp.                                                    16,030            1,230,463
  United States Steel Corp.                                      22,733              798,383
                                                                          ------------------
                                                                                   2,327,140
                                                                          ------------------
 Leisure Time - 0.51%
  Brunswick Corp.                                                19,086              778,709
  Carnival Corp.                                                128,939            6,060,133
  Harley-Davidson Inc.                                           60,696            3,759,510
  Sabre Holdings Corp.                                           29,112              806,694
                                                                          ------------------
                                                                                  11,405,046
                                                                          ------------------
 Lodging - 0.31%
  Harrah's Entertainment Inc.                                    22,849            1,236,131
  Hilton Hotels Corp.                                            77,649            1,448,930
  Marriott International Inc. Class A                            46,678            2,328,299
  Starwood Hotels & Resorts
  Worldwide Inc.                                                 42,060            1,886,391
                                                                          ------------------
                                                                                   6,899,751
                                                                          ------------------
 Machinery - 0.50%
  Caterpillar Inc.                                               70,197            5,576,450
  Cummins Inc.                                                    8,657              541,063
  Deere & Co.                                                    50,729            3,558,132
  Rockwell Automation Inc.                                       38,159            1,431,344
                                                                          ------------------
                                                                                  11,106,989
                                                                          ------------------
 Manufacturing - 5.70%
  Cooper Industries Ltd.                                         19,103            1,134,909
  Crane Co.                                                      12,170              382,016
  Danaher Corp.                                                  62,864            3,259,498
  Dover Corp.                                                    41,462            1,745,550
  Eastman Kodak Co.                                              58,669            1,582,890
  Eaton Corp.                                                    31,110            2,014,061
  General Electric Co.                                        2,157,606           69,906,434
  Honeywell International Inc.                                  176,080            6,449,810
  Illinois Tool Works Inc.                                       63,207            6,060,919
  Ingersoll-Rand Co. Class A                                     35,641   $        2,434,637
  ITT Industries Inc.                                            18,887            1,567,621
  Pall Corp.                                                     25,585              670,071
  Textron Inc.                                                   27,845            1,652,601
  3M Co.                                                        160,166           14,416,542
  Tyco International Ltd.                                       409,686           13,576,994
                                                                          ------------------
                                                                                 126,854,553
                                                                          ------------------
 Media - 3.32%
  Clear Channel Communications Inc.                             126,006            4,655,922
  Comcast Corp. Class A (1)                                     459,222           12,871,993
  Dow Jones & Co. Inc.                                           16,694              752,899
  Gannett Co. Inc.                                               55,581            4,716,048
  Knight Ridder Inc.                                             16,357            1,177,704
  McGraw-Hill Companies Inc. (The)                               39,218            3,002,922
  Meredith Corp.                                                 10,272              564,549
  New York Times Co. Class A                                     30,497            1,363,521
  Time Warner Inc. (1)                                          931,594           16,377,423
  Tribune Co.                                                    67,424            3,070,489
  Univision Communications Inc.
  Class A (1)                                                    66,013            2,107,795
  Viacom Inc. Class B                                           354,837           12,674,778
  Walt Disney Co. (The)                                         419,131           10,683,649
                                                                          ------------------
                                                                                  74,019,692
                                                                          ------------------
 Metal Fabricate & Hardware - 0.02%
  Worthington Industries Inc.                                    17,637              362,088
                                                                          ------------------
                                                                                     362,088
                                                                          ------------------
 Mining - 0.54%
  Alcoa Inc.                                                    177,597            5,866,029
  Freeport-McMoRan Copper & Gold
  Inc                                                            35,831            1,187,798
  Newmont Mining Corp.                                           90,284            3,499,408
  Phelps Dodge Corp. (1)                                         18,948            1,468,659
                                                                          ------------------
                                                                                  12,021,894
                                                                          ------------------
 Office & Business Equipment - 0.20%
  Pitney Bowes Inc.                                              47,652            2,108,601
  Xerox Corp. (1)                                               162,804            2,360,658
                                                                          ------------------
                                                                                   4,469,259
                                                                          ------------------
 Oil & Gas - 5.55%
  Amerada Hess Corp.                                             18,401            1,457,175
  Anadarko Petroleum Corp.                                       51,358            3,009,579
  Apache Corp.                                                   66,343            2,889,238
  Burlington Resources Inc.                                      81,326            2,942,375
  ChevronTexaco Corp.                                           218,818           20,592,962
  ConocoPhillips                                                140,076           10,686,398
  Devon Energy Corp.                                             48,846            3,223,836
  EOG Resources Inc.                                             23,562            1,406,887
  Exxon Mobil Corp.                                           1,337,674           59,406,102
  Kerr-McGee Corp.                                               30,581            1,644,340
  Marathon Oil Corp.                                             70,300            2,660,152
  Nabors Industries Ltd. (1)                                     30,011            1,357,097
  Noble Corp. (1)                                                27,390            1,037,807
  Occidental Petroleum Corp.                                     79,737            3,860,068
  Rowan Companies Inc. (1)                                       21,144              514,434
  Sunoco Inc.                                                    15,701              998,898
  Transocean Inc. (1)                                            65,490            1,895,281
  Unocal Corp.                                                   53,567            2,035,546
  Valero Energy Corp.                                            26,151            1,928,898
                                                                          ------------------
                                                                                 123,547,073
                                                                          ------------------

SECURITY                                                   SHARES               VALUE
--------------------------------------------------   ------------------   ------------------
  Oil & Gas Services - 0.65%
  Baker Hughes Inc.                                              68,542   $        2,580,606
  BJ Services Co. (1)                                            32,643            1,496,355
  Halliburton Co.                                                89,680            2,713,717
  Schlumberger Ltd.                                             120,188            7,633,140
                                                                          ------------------
                                                                                  14,423,818
                                                                          ------------------
 Packaging & Containers - 0.14%
  Ball Corp.                                                     11,534              831,025
  Bemis Co.                                                      21,755              614,579
  Pactiv Corp. (1)                                               32,180              802,569
  Sealed Air Corp. (1)                                           17,398              926,791
                                                                          ------------------
                                                                                   3,174,964
                                                                          ------------------
 Pharmaceuticals - 7.01%
  Abbott Laboratories                                           319,398           13,018,662
  Allergan Inc.                                                  26,701            2,390,274
  AmerisourceBergen Corp.                                        22,909            1,369,500
  Bristol-Myers Squibb Co.                                      396,973            9,725,839
  Cardinal Health Inc.                                           88,312            6,186,256
  Caremark Rx Inc. (1)                                           93,168            3,068,954
  Express Scripts Inc. (1)                                       16,071            1,273,305
  Forest Laboratories Inc. (1)                                   75,437            4,271,997
  Gilead Sciences Inc. (1)                                       43,735            2,930,245
  Hospira Inc. (1)                                               32,002              883,255
  King Pharmaceuticals Inc. (1)                                  49,376              565,355
  Lilly (Eli) & Co.                                             230,779           16,133,760
  Medco Health Solutions Inc. (1)                                55,326            2,074,725
  Merck & Co. Inc.                                              454,786           21,602,335
  Mylan Laboratories Inc.                                        54,830            1,110,308
  Pfizer Inc.                                                 1,560,575           53,496,511
  Schering-Plough Corp.                                         300,809            5,558,950
  Watson Pharmaceuticals Inc. (1)                                22,103              594,571
  Wyeth                                                         272,618            9,857,867
                                                                          ------------------
                                                                                 156,112,669
                                                                          ------------------
 Pipelines - 0.18%
  Dynegy Inc. Class A (1)                                        77,220              328,957
  El Paso Corp.                                                 128,903            1,015,756
  Kinder Morgan Inc.                                             25,229            1,495,827
  Williams Companies Inc.                                       106,092            1,262,495
                                                                          ------------------
                                                                                   4,103,035
                                                                          ------------------
 Real Estate Investment Trusts - 0.36%
  Apartment Investment & Management Co.
  Class A                                                        19,289              600,467
  Equity Office Properties Trust                                 81,838            2,225,994
  Equity Residential                                             56,891            1,691,369
  ProLogis                                                       36,835            1,212,608
  Simon Property Group Inc.                                      42,322            2,176,197
                                                                          ------------------
                                                                                   7,906,635
                                                                          ------------------
 Retail - 6.57%
  AutoNation Inc. (1)                                            55,882              955,582
  AutoZone Inc. (1)                                              17,242            1,381,084
  Bed Bath & Beyond Inc. (1)                                     61,133            2,350,564
  Best Buy Co. Inc.                                              66,246            3,361,322
  Big Lots Inc. (1)                                              23,943              346,216
  Circuit City Stores Inc.                                       42,311              547,927
  Costco Wholesale Corp.                                         93,699            3,848,218
  CVS Corp.                                                      80,853            3,397,443
  Darden Restaurants Inc.                                        33,757              693,706
  Dillards Inc. Class A                                          17,038   $          379,947
  Dollar General Corp.                                           68,476            1,339,391
  Family Dollar Stores Inc.                                      35,299            1,073,796
  Federated Department Stores Inc.                               37,012            1,817,289
  Gap Inc. (The)                                                183,369            4,446,698
  Home Depot Inc.                                               455,072           16,018,534
  Kohls Corp. (1)                                                69,597            2,942,561
  Limited Brands Inc.                                            95,754            1,790,600
  Lowe's Companies Inc.                                         160,964            8,458,658
  May Department Stores Co. (The)                                59,080            1,624,109
  McDonald's Corp.                                              258,235            6,714,110
  Nordstrom Inc.                                                 28,127            1,198,491
  Office Depot Inc. (1)                                          64,081            1,147,691
  Penney (J.C.) Co. Inc. (Holding Co.)                           57,370            2,166,291
  RadioShack Corp.                                               33,600              961,968
  Sears, Roebuck and Co.                                         44,059            1,663,668
  Staples Inc.                                                  101,362            2,970,920
  Starbucks Corp. (1)                                            80,805            3,513,401
  Target Corp.                                                  186,573            7,923,755
  Tiffany & Co.                                                  30,012            1,105,942
  TJX Companies Inc.                                            102,041            2,463,270
  Toys R Us Inc. (1)                                             43,716              696,396
  Walgreen Co.                                                  209,864            7,599,175
  Wal-Mart Stores Inc.                                          877,273           46,284,923
  Wendy's International Inc.                                     23,327              812,713
  Yum! Brands Inc. (1)                                           59,745            2,223,709
                                                                          ------------------
                                                                                 146,220,068
                                                                          ------------------
 Savings & Loans - 0.52%
  Golden West Financial Corp.                                    31,101            3,307,591
  Sovereign Bancorp Inc.                                         62,539            1,382,112
  Washington Mutual Inc.                                        177,369            6,853,538
                                                                          ------------------
                                                                                  11,543,241
                                                                          ------------------
 Semiconductors - 3.58%
  Advanced Micro Devices Inc. (1)                                71,344            1,134,370
  Altera Corp. (1)                                               77,540            1,722,939
  Analog Devices Inc.                                            76,607            3,606,658
  Applied Materials Inc. (1)                                    344,069            6,750,634
  Applied Micro Circuits Corp. (1)                               62,887              334,559
  Broadcom Corp. Class A (1)                                     63,959            2,991,362
  Intel Corp.                                                 1,323,229           36,521,120
  KLA-Tencor Corp. (1)                                           39,859            1,968,237
  Linear Technology Corp.                                        63,759            2,516,568
  LSI Logic Corp. (1)                                            77,616              591,434
  Maxim Integrated Products Inc.                                 66,316            3,476,285
  Micron Technology Inc. (1)                                    125,005            1,913,827
  National Semiconductor Corp. (1)                               73,852            1,624,005
  Novellus Systems Inc. (1)                                      30,930              972,439
  NVIDIA Corp. (1)                                               33,187              680,334
  PMC-Sierra Inc. (1)                                            35,356              507,359
  QLogic Corp. (1)                                               19,341              514,277
  Teradyne Inc. (1)                                              39,159              888,909
  Texas Instruments Inc.                                        354,273            8,566,321
  Xilinx Inc.                                                    70,639            2,352,985
                                                                          ------------------
                                                                                  79,634,622
                                                                          ------------------
 Software - 5.02%
  Adobe Systems Inc.                                             48,555            2,257,808
  Autodesk Inc.                                                  22,841              977,823
  Automatic Data Processing Inc.                                121,190            5,075,437

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SECURITY                                                   SHARES               VALUE
--------------------------------------------------   ------------------   ------------------
  BMC Software Inc. (1)                                          46,322   $          856,957
  Citrix Systems Inc. (1)                                        34,211              696,536
  Computer Associates International Inc.                        119,149            3,343,321
  Compuware Corp. (1)                                            78,655              519,123
  Electronic Arts Inc. (1)                                       61,668            3,363,989
  First Data Corp.                                              178,880            7,963,738
  Fiserv Inc. (1)                                                39,681            1,543,194
  IMS Health Inc.                                                48,730            1,142,231
  Intuit Inc. (1)                                                39,698            1,531,549
  Mercury Interactive Corp. (1)                                  18,611              927,386
  Microsoft Corp.                                             2,207,897           63,057,538
  Novell Inc. (1)                                                77,769              652,482
  Oracle Corp. (1)                                            1,064,080           12,694,474
  Parametric Technology Corp. (1)                                54,554              272,770
  PeopleSoft Inc. (1)                                            75,581            1,398,249
  Siebel Systems Inc. (1)                                       101,493            1,083,945
  Veritas Software Corp. (1)                                     87,891            2,434,581
                                                                          ------------------
                                                                                 111,793,131
                                                                          ------------------
 Telecommunications - 6.36%
  ADC Telecommunications Inc. (1)                               164,833              468,126
  Alltel Corp.                                                   63,440            3,211,333
  Andrew Corp. (1)                                               32,239              645,102
  AT&T Corp.                                                    161,688            2,365,495
  AT&T Wireless Services Inc. (1)                               556,837            7,973,906
  Avaya Inc. (1)                                                 89,977            1,420,737
  BellSouth Corp.                                               375,466            9,844,719
  CenturyTel Inc.                                                29,131              875,095
  CIENA Corp. (1)                                               117,622              437,554
  Cisco Systems Inc. (1)                                      1,383,372           32,785,916
  Citizens Communications Co. (1)                                58,240              704,704
  Comverse Technology Inc. (1)                                   39,460              786,832
  Corning Inc. (1)                                              279,624            3,651,889
  JDS Uniphase Corp. (1)                                        293,792            1,113,472
  Lucent Technologies Inc. (1)                                  872,993            3,299,914
  Motorola Inc.                                                 478,678            8,735,874
  Nextel Communications Inc. Class A (1)                        226,447            6,037,077
  QUALCOMM Inc.                                                 165,486           12,077,168
  Qwest Communications International
  Inc. (1)                                                      361,914            1,299,271
  SBC Communications Inc.                                       677,467           16,428,575
  Scientific-Atlanta Inc.                                        31,078            1,072,191
  Sprint Corp. (FON Group)                                      291,014            5,121,846
  Tellabs Inc. (1)                                               85,378              746,204
  Verizon Communications Inc.                                   566,101           20,487,195
                                                                          ------------------
                                                                                 141,590,195
                                                                          ------------------
 Textiles - 0.07%
  Cintas Corp.                                                   34,962            1,666,639
                                                                          ------------------
                                                                                   1,666,639
                                                                          ------------------
 Toys, Games & Hobbies - 0.10%
  Hasbro Inc.                                                    35,726              678,794
  Mattel Inc.                                                    87,576            1,598,262
                                                                          ------------------
                                                                                   2,277,056
                                                                          ------------------
 Transportation - 1.45%
  Burlington Northern Santa Fe Corp.                             75,997            2,665,215
  CSX Corp.                                                      43,816            1,435,850
  FedEx Corp.                                                    61,063            4,988,236
  Norfolk Southern Corp.                                         79,928            2,119,691
  Ryder System Inc.                                              13,126   $          525,959
  Union Pacific Corp.                                            52,700            3,133,015
  United Parcel Service Inc. Class B                            230,665           17,339,088
                                                                          ------------------
                                                                                  32,207,054
                                                                          ------------------
  Total Common Stocks (Cost: $2,348,442,898)                                   2,176,690,568
                                                                          ------------------

                                                          SHARES OR
                                                          PRINCIPAL
                                                     ------------------
SHORT-TERM INVESTMENTS - 9.42%

 Money Market Funds - 4.41%
  Barclays Global Investors Funds Institutional
  Money Market Fund, Institutional
  Shares (2)(4)                                              82,247,859           82,247,859
  Barclays Global Investors Funds Prime
  Money Market Fund, Institutional
  Shares (2)(4)                                              14,198,956           14,198,956
  BlackRock Temp Cash Money Market
  Fund (2)                                                      651,623              651,623
  Short-Term Investment Co. - Liquid Assets
  Money Market Portfolio (2)                                  1,250,408            1,250,408
                                                                          ------------------
                                                                                  98,348,846
                                                                          ------------------
 Floating Rate Notes - 2.08%
 Beta Finance Inc.
  1.07%, 05/04/05 (2)(3)                             $          774,489              774,358
  1.13%, 10/12/04 (2)(3)                                        645,407              645,389
  1.19%, 09/15/04 (2)(3)                                      1,290,814            1,290,787
  1.27%, 03/15/05 (2)(3)                                        645,407              645,772
  1.34%, 08/23/04 (2)(3)                                        645,407              645,487
 Canadian Imperial Bank of Commerce
  1.24%, 10/07/04 (2)                                           968,111              968,072
  1.38%, 11/22/04 (2)                                           322,704              322,713
  1.40%, 10/29/04 (2)                                         1,290,814            1,290,804
 CC USA Inc.
  1.07%, 07/16/04 (2)                                           322,704              322,560
  1.07%, 05/04/05 (2)(3)                                      1,290,814            1,290,597
  1.24%, 07/15/04 (2)(3)                                        645,407              645,416
  1.29%, 04/15/05 (2)(3)                                      1,290,814            1,290,712
  1.51%, 02/15/05 (2)(3)                                        839,029              839,855
 DEPFA Bank PLC
  1.27%, 06/15/05 (2)                                         1,290,814            1,290,814
 Dorada Finance Inc.
  1.04%, 07/01/04 (2)                                           451,785              451,785
  1.24%, 08/09/04 (2)                                           322,704              322,698
  1.48%, 01/18/05 (2)(3)                                        968,111              968,084
 Five Finance Inc.
  1.28%, 04/29/05 (2)(3)                                      1,032,651            1,032,566
 HBOS Treasury Services PLC
  1.24%, 04/01/05 (2)                                           826,121              826,059
  1.58%, 04/22/05 (2)                                         1,290,814            1,290,814
 K2 USA LLC
  1.19%, 08/16/04 (2)(3)                                        322,704              322,697
  1.26%, 09/27/04 (2)(3)                                      1,394,079            1,394,029
  1.46%, 01/12/05 (2)(3)                                        645,407              645,373
 Key Bank, NA
  1.38%, 07/01/04 (2)                                         3,162,495            3,162,495
 Links Finance LLC
  1.09%, 07/20/04 (2)                                           516,326              516,320
  1.18%, 04/15/05 (2)(3)                                      1,290,814            1,290,611
  1.19%, 04/25/05 (2)                                         1,290,814            1,291,500

SECURITY                                                  PRINCIPAL             VALUE
--------------------------------------------------   ------------------   ------------------
 Nationwide Building Society
  1.14%, 07/23/04 (2)(3)                             $          968,111   $          968,111
  1.59%, 07/28/05 (2)(3)                                      1,290,814            1,290,814
  1.63%, 12/09/04 (2)                                         1,071,376            1,063,566
 Nordea Bank PLC
  2.11%, 06/07/05 (2)                                         1,290,814            1,290,575
 Northern Rock PLC
  1.11%, 01/13/05 (2)(3)                                      1,226,274            1,226,274
 Permanent Financing PLC
  1.13%, 03/10/05 (2)                                         1,290,814            1,290,814
  1.14%, 12/10/04 (2)                                           645,407              645,408
 Sigma Finance Inc.
  1.07%, 07/01/04 (2)                                           645,407              645,408
  1.08%, 10/07/04 (2)                                         1,290,814            1,290,745
  1.09%, 07/20/04 (2)                                           645,407              645,400
  1.24%, 08/06/04 (2)                                           322,704              322,700
 Tango Finance Corp.
  1.06%, 07/06/04 (2)(3)                                        387,244              387,244
  1.08%, 07/15/04 (2)(3)                                        387,244              387,239
  1.11%, 04/07/05 (2)(3)                                        473,729              473,692
  1.20%, 01/18/05 (2)(3)                                        567,958              567,927
  1.20%, 05/17/05 (2)(3)                                      1,071,376            1,071,329
  1.23%, 02/25/05 (2)(3)                                        722,856              722,762
 WhistleJacket Capital LLC
  1.20%, 09/15/04 (2)(3)                                        645,407              645,380
  1.26%, 10/20/04 (2)                                           319,735              318,493
  1.32%, 02/04/05 (2)(3)                                        322,704              322,666
  1.48%, 06/15/05 (2)(3)                                        645,407              645,266
 White Pine Finance LLC
  1.08%, 07/06/04 (2)(3)                                        774,489              774,488
  1.19%, 04/15/05 (2)(3)                                        968,111              967,958
  1.20%, 11/15/04 (2)(3)                                        774,489              774,489
  1.21%, 05/20/05 (2)                                           580,866              580,815
  1.21%, 06/15/05 (2)(3)                                        529,234              529,234
  1.27%, 08/26/04 (2)(3)                                        645,407              645,384
                                                                          ------------------
                                                                                  46,272,548
                                                                          ------------------
 Time Deposits - 1.21%
 Abbey National Treasury Services PLC
  1.25%, 01/06/05 (2)                                         1,290,814            1,290,814
  1.33%, 02/10/05 (2)                                           645,407              645,348
  1.39%, 02/02/05 (2)                                           645,407              645,350
  1.39%, 04/08/05 (2)                                           903,570              903,466
  1.40%, 10/25/04 (2)                                         1,290,814            1,290,753
 Bank of New York
  1.39%, 11/01/04 (2)                                         1,290,814            1,290,771
  1.60%, 12/03/04 (2)                                           322,704              322,634
 Bank of Novia Scotia
  1.13%, 10/06/04 (2)                                         1,290,814            1,290,814
  1.24%, 10/07/04 (2)                                           968,111              968,085
  1.42%, 10/29/04 (2)                                           968,111              968,135
 National City Bank (Cleveland, Ohio)
  1.17%, 06/10/05 (2)                                           645,407              645,597
  1.22%, 06/23/05 (2)                                         1,290,814            1,290,435
  1.25%, 01/06/05 (2)                                         1,290,814            1,290,847
 Prudential Funding LLC
  1.60%, 12/01/04 (2)                                           645,407              641,018
 SunTrust Bank
  1.38%, 07/01/04 (2)                                         2,581,628            2,581,628
 Toronto-Dominion Bank
  1.22%, 03/23/05 (2)                                $        2,258,925   $        2,258,637
  1.34%, 02/10/05 (2)                                           516,326              516,278
  1.41%, 11/01/04 (2)                                           968,111              968,078
  1.77%, 05/10/05 (2)                                           645,407              645,352
  1.90%, 05/11/05 (2)                                           645,407              645,352
 UBS Finance (Delaware)
  1.10%, 09/08/04 (2)                                         1,290,814            1,288,093
  1.11%, 12/17/04 (2)                                         1,936,221            1,926,132
  1.13%, 08/09/04 (2)                                         1,290,814            1,289,234
  1.14%, 09/29/04 (2)                                         1,290,814            1,287,152
                                                                          ------------------
                                                                                  26,890,003
                                                                          ------------------
 Commercial Paper - 1.00%
 Alpine Securitization Corp.
  1.08%, 07/06/04 (2)                                           438,877              438,812
  1.22%, 07/13/04 (2)                                           387,244              387,087
 Amsterdam Funding Corp.
  1.08%, 07/07/04 (2)                                           903,570              903,408
  1.11%, 07/09/04 (2)                                         1,523,161            1,522,785
  1.18%, 07/20/04 (2)                                           484,055              483,754
  1.21%, 07/21/04 (2)                                           322,704              322,487
  1.22%, 07/19/04 (2)                                           387,244              387,008
 Cantabric Finance LLC
  1.09%, 07/22/04 (2)                                           968,111              967,496
 CRC Funding LLC
  1.10%, 07/07/04 (2)                                           503,418              503,325
 Edison Asset Securitization
  1.06%, 07/07/04 (2)                                           645,407              645,293
  1.06%, 07/08/04 (2)                                           322,704              322,637
  1.07%, 09/21/04 (2)                                           645,407              643,835
  1.45%, 11/09/04 (2)                                         1,290,814            1,284,003
  1.59%, 12/02/04 (2)                                         1,290,814            1,282,035
 Falcon Asset Securitization Corp.
  1.22%, 07/23/04 (2)                                           787,177              786,590
 Galaxy Funding Inc.
  1.07%, 07/20/04 (2)                                           580,866              580,538
 Grampian Funding LLC
  1.08%, 07/07/04 (2)                                           387,244              387,175
  1.26%, 10/22/04 (2)                                         1,290,814            1,285,730
  1.44%, 10/27/04 (2)                                         1,290,814            1,284,722
  1.59%, 11/30/04 (2)                                           645,407              641,074
 Jupiter Securitization Corp.
  1.10%, 07/07/04 (2)                                           451,785              451,702
  1.21%, 07/19/04 (2)                                           645,407              645,017
  1.24%, 07/23/04 (2)                                           425,969              425,646
 New Center Asset Trust
  1.22%, 07/19/04 (2)                                           387,244              387,008
 Preferred Receivables Funding Corp.
  1.23%, 07/21/04 (2)                                           903,570              902,953
 Receivables Capital Corp.
  1.07%, 07/02/04 (2)                                           535,456              535,440
  1.21%, 07/19/04 (2)                                           968,111              967,525
 Scaldis Capital LLC
  1.21%, 07/15/04 (2)                                           645,407              645,104
  1.24%, 07/19/04 (2)                                           322,704              322,503
 Sydney Capital Corp.
  1.15%, 07/09/04 (2)                                           322,704              322,621
  1.25%, 10/22/04 (2)                                           429,583              427,897

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SECURITY                                                  PRINCIPAL             VALUE
--------------------------------------------------   ------------------   ------------------
 Thames Asset Global Securitization
 No. 1 Inc.
  1.15%, 07/12/04 (2)                                $          231,043   $          230,962
  1.24%, 07/20/04 (2)                                           968,111              967,477
                                                                          ------------------
                                                                                  22,291,649
                                                                          ------------------
 Repurchase Agreements - 0.41%
 Banc of America Securities LLC
  1.45%, 07/01/04 (2)                                         2,581,628            2,581,628
 Goldman Sachs & Co.
  1.60%, 07/01/04 (2)                                         6,454,071            6,454,071
                                                                          ------------------
                                                                                   9,035,699
                                                                          ------------------
 U.S. Government Agency Notes - 0.17%
 Federal Home Loan Mortgage Corporation
  1.28%, 08/19/04 (2)                                           516,326              515,426
  1.63%, 04/15/05 (2)                                           903,570              905,845
  2.06%, 05/31/05 (2)                                           643,510              631,211
 Federal National Mortgage Association
  1.28%, 08/20/04 (2)                                         1,678,058            1,675,075
                                                                          ------------------
                                                                                   3,727,557
                                                                          ------------------
 U.S. Treasury Obligations - 0.14%
 U.S. Treasury Bill
  1.24% (5), 09/23/04 (6)                                     3,250,000            3,240,211
                                                                          ------------------
                                                                                   3,240,211
                                                                          ------------------
 Total Short-Term Investments (Cost: $209,806,663)                               209,806,513
                                                                          ------------------
TOTAL INVESTMENTS IN SECURITIES - 107.15%
(COST: $2,558,249,561)                                                         2,386,497,081
OTHER ASSETS, LESS LIABILITIES - (7.15%)                                        (159,192,736)
                                                                          ------------------
NET ASSETS - 100.00%                                                      $    2,227,304,345
                                                                          ==================

(1) Non-income earning securities.
(2) All or a portion of this security represents investments of securities lending collateral.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4) Issuer is an affiliate of the Master Portfolio's investment adviser. See
    Note 2.
(5) Yield to maturity.
(6) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES                    June 30, 2004 (unaudited)

ASSETS

  Investments in securities, at value (including securities on loan (a)) (Note 1):
    Unaffiliated issuers (Cost: $2,461,802,746)                                      $  2,290,050,266
    Affiliates of the investment adviser (Cost: $96,446,815)                               96,446,815
  Receivables:
    Dividends and interest                                                                  3,098,642
    Due from broker--variation margin                                                         217,350
                                                                                     ----------------
  Total Assets                                                                          2,389,813,073
                                                                                     ----------------
LIABILITIES
  Payables:
    Investment securities purchased                                                         4,723,416
    Collateral for securities loaned (Note 4)                                             157,536,938
    Advisory fees (Note 2)                                                                    248,374
                                                                                     ----------------
  Total Liabilities                                                                       162,508,728
                                                                                     ----------------
NET ASSETS                                                                           $  2,227,304,345
                                                                                     ================

(a) Securities on loan with a market value of $152,934,417. See Note 4.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS       For the Six Months Ended June 30, 2004 (unaudited)

NET INVESTMENT INCOME
  Dividends                                                                          $     26,149,076
  Interest                                                                                    488,747
  Securities lending income                                                                   108,129
                                                                                     ----------------
  Total investment income                                                                  26,745,952
                                                                                     ----------------
  EXPENSES (NOTE 2)
    Advisory fees                                                                             822,541
                                                                                     ----------------
  Total expenses                                                                              822,541
                                                                                     ----------------
  Net investment income                                                                    25,923,411
                                                                                     ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on sale of investments                                                 (1,449,663)
  Net realized gain from in-kind redemptions                                              559,588,129
  Net realized gain on futures contracts                                                    2,642,625
  Net change in unrealized appreciation (depreciation) of investments                    (452,024,735)
  Net change in unrealized appreciation (depreciation) of futures contracts                  (931,477)
                                                                                     ----------------
  Net realized and unrealized gain                                                        107,824,879
                                                                                     ----------------
  Net increase in net assets resulting from operations                               $    133,748,290
                                                                                     ================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS                    June 30, 2004 (unaudited)

                                                                                     FOR THE SIX         FOR THE YEAR
                                                                                     MONTHS ENDED        ENDED
                                                                                     JUNE 30, 2004       DECEMBER 31,
                                                                                     (UNAUDITED)         2003
                                                                                     ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

  Net investment income                                                              $     25,923,411    $     49,900,066
  Net realized gain                                                                       560,781,091          16,069,488
  Net change in unrealized appreciation (depreciation)                                   (452,956,212)        686,078,250
                                                                                     ----------------    ----------------
  Net increase in net assets resulting from operations                                    133,748,290         752,047,804
                                                                                     ----------------    ----------------

INTERESTHOLDER TRANSACTIONS:

  Contributions                                                                           498,317,517       1,247,904,502
  Withdrawals                                                                          (2,036,154,059)       (708,478,794)
                                                                                     ----------------    ----------------
  Net increase (decrease) in net assets resulting from interestholder transactions     (1,537,836,542)        539,425,708
                                                                                     ----------------    ----------------
  Increase (decrease) in net assets                                                    (1,404,088,252)      1,291,473,512

NET ASSETS:

  Beginning of period                                                                   3,631,392,597       2,339,919,085
                                                                                     ----------------    ----------------
  End of period                                                                      $  2,227,304,345    $  3,631,392,597
                                                                                     ================    ================

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

Under MIP's organizational documents, the Master Portfolio's officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees (the "Board").

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master

Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the Master Portfolio were as follows:

                                   FUTURES   EXPIRATION   NOTIONAL         NET UNREALIZED
NUMBER OF CONTRACTS     POSITION   INDEX     DATE         CONTRACT VALUE   APPRECIATION
-----------------------------------------------------------------------------------------
189                     Long       S&P 500   09/17/04     $   50,992,900   $     271,056

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,250,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004. For further information, see Note 4, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned $107,236 in securities lending agent fees.

SEI Investment Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

Transactions in shares of issuers affiliated with BGFA for the six months ended June 30, 2004, including interest income, were as follows:

                    NUMBER OF                                   NUMBER OF
                    SHARES HELD        GROSS       GROSS        SHARES HELD
                    BEGINNING OF       ADDITIONS   REDUCTIONS   END OF PERIOD   VALUE AT        INTEREST
NAME OF ISSUER      PERIOD (IN 000S)   (IN 000S)   (IN 000S)    (IN 000S)       END OF PERIOD   INCOME
----------------------------------------------------------------------------------------------------------
IMMF                42,866             5,901,950   5,895,787    49,029          $  49,029,364   $  461,215

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolio's holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolio also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolio, for the six months ended June 30, 2004, were as follows:

Purchases at cost                                               $    198,065,356
Sales proceeds                                                     1,709,047,693

For the six months ended June 30, 2004, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $1,690,310,761. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the six months ended June 30, 2004 are disclosed in the Master Portfolio's Statement of Operations.

At June 30, 2004, the cost of investments for federal income tax purposes for the Master Portfolio was $2,701,898,199. Net unrealized depreciation aggregated $315,401,118 of which $53,626,152 represented gross unrealized appreciation on securities and $369,027,270 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolio's Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio's Statement of Operations, is presented net of broker rebates and fees paid to BGI.

5. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

                                                     SIX MONTHS ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                     JUNE 30, 2004          DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                     (UNAUDITED)            2003               2002             2001
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(2)                       0.05%              0.05%              0.05%            0.05%
Ratio of net investment income to average net
  assets(2)                                                      1.58%              1.74%              1.57%            1.31%
Portfolio turnover rate                                             6%(4)              8%(4)             12%               9%
Total return                                                     3.42%(3)          28.52%            (22.05)%         (11.96)%

                                                     YEAR  ENDED      PERIOD ENDED       YEAR ENDED
                                                     DECEMBER 31,     DECEMBER 31,       FEBRUARY 28,
                                                     2000             1999(1)            1999
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(2)                   0.05%            0.05%              0.05%
Ratio of net investment income to average net
  assets(2)                                                  1.22%            1.44%              1.61%
Portfolio turnover rate                                        10%               7%                11%
Total return                                                (9.19)%          19.82%(3)          19.65%

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2) Annualized for periods of less than one year.
(3) Not annualized.
(4) Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the portfolio turnover rate would have been 1% and 4%, for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

ITEM 2.    CODE OF ETHICS.

           Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

           Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           Not applicable.

ITEMS 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

           (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

           (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

           (a)(1) Not applicable.

           (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

           (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C.
           section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) ATLAS FUNDS


By (Signature and Title)   /S/ W. Lawrence Key
                           -------------------
                           W. Lawrence Key
                           President and Chief Operating Officer
                           (as Principal Executive Officer)
Date: August 25, 2004
      ---------------

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /S/ W. Lawrence Key
                           -------------------
                           W. Lawrence Key
                           President and Chief Operating Officer
                           (as Principal Executive Officer)
Date: August 25, 2004
      ---------------


By (Signature and Title)   /S/ Gene A. Johnson
                           -------------------
                           Gene A. Johnson
                           Vice President and Treasurer
                           (as Principal Financial Officer)
Date: August 25, 2004
      ---------------